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	OMB Number:	3235-0570
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03826

AIM Sector Funds
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 100 Houston, Texas			77046
(Address of principal executive offices)			(Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(713) 626-1919

Date of fiscal year end:	3/31

Date of reporting period:	09/30/06

ITEM 1.  SEMI-ANNUAL REPORT

AIM Energy Fund

Semiannual Report to Shareholders • September 30, 2006

[COVER GLOBE IMAGE]

SECTOR EQUITY

Commodities

Supplemental Information	2
Letters to Shareholders	3
Performance Summary	5
Management Discussion	5
Long-term Fund Performance	7
Fund Expenses	8
Approval of Advisory Agreement	9
Schedule of Investments	F-1
Financial Statements	F-3
Notes to Financial Statements	F-6
Financial Highlights	F-12
Trustees and Officers	F-16

[AIM investment solutions]

[Graphic]	[Graphic]	[Graphic]

[Domestic	[International/	[Sector
Equity]	Global Equity]	Equity]

[Graphic]	[Graphic]	[Graphic]

[Fixed	[Allocation	[Diversified
Income]	Solutions]	Portfolios]

[AIM Investments Logo]
– registered trademark –

AIM Energy Fund

AIM ENERGY FUND seeks capital growth.

•  Unless otherwise stated, information presented in this report is as of September 30, 2006, and is based on total net assets.

About share classes

•  Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that had existing accounts prior to September 30, 2003, invested in Class B shares will continue to be allowed to make additional purchases.

•  Investor Class shares are closed to most investors. For more information on who may continue to invest in Investor Class shares, please see the prospectus.

Principal risks of investing in the Fund

•  Investing in a fund that invests in smaller companies involved risks not associated with investing in more established companies, such as business risk, stock price fluctuations and illiquidity.

•  Equity stocks are subject to market risk, meaning equity stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.

•  Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

•  Because a large percentage of the Fund’s assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the Fund.

•  The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

•  The businesses in which the Fund invests may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale. Short term fluctuations in commodity prices may influence Fund returns and increase price fluctuations in the Fund’s shares.

About indexes used in this report

•  The unmanaged Dow Jones Industrial Average (the Dow) is a price-weighted average of 30 actively traded blue chip stocks.

•  The Dow Jones U.S. Oil & Gas Index measures the performance of energy companies within the United States. The index maintains an approximate weighting of 95% in U.S. coal, oil and drilling, and pipeline companies.

•  The unmanaged Lipper Natural Resource Funds Index represents an average of the 30 largest natural resources funds tracked by Lipper Inc., an independent mutual fund performance monitor, and is considered representative of natural resources stocks.

•  The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500 —registered trademark— Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

•  The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.

•  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

•  The returns shown in the management’s discussion of Fund performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

•  Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com.  From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings.  Shareholders can also look up the Fund’s Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information

Continued on page 7

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

Fund NASDAQ Symbols

Class A Shares	IENAX
Class B Shares	IENBX
Class C Shares	IEFCX
Investor Class Shares	FSTEX

Not FDIC Insured           May lose value           No bank guarantee

AIMinvestments.com

2

AIM Energy Fund

[TAYLOR
PHOTO]

Philip Taylor

Dear Shareholders of The AIM Family of Funds —registered trademark—:

We’re pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review in this report, and what factors affected its performance.

It’s been said nothing is certain but death and taxes. We would venture to add that one other thing is certain: Markets change—and change often—in the short term, in response to constantly changing economic, geopolitical and other factors. For example, from April to July, U.S. equity markets demonstrated weakness and volatility as economic data suggested that inflation might be higher than previously estimated. But in August, the U.S. Federal Reserve Board, for the first time in more than two years, chose not to raise short-term interest rates, suggesting that it believed inflation was contained. Together with continuing strong corporate profits and declining oil prices, this caused U.S. equity markets to surge, and as the reporting period drew to a close, major market averages neared multi-year highs. Despite fears about a slowing global economy, most foreign markets demonstrated strength during the reporting period.

While we can’t do anything about the ambiguity and uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments
—registered trademark— can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that’s right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios—with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

We’ve changed the look of our annual reports to reflect that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color—green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund’s asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

AIM has a variety of investment solutions, and knowing which ones are right for your portfolio is complex. That’s why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that’s based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

At a recent meeting of the AIM Funds board, Robert H. Graham relinquished his position as president of AIM Funds, a post customarily held by the chief executive officer of AIM Investments. Bob—one of three founders of AIM Investments in 1976—has a well-earned reputation for being one of the most knowledgeable leaders in the mutual fund industry. As I assume Bob’s previous responsibilities, I’m pleased that he’ll remain actively involved as the vice chair of AIM Funds.

Our commitment to you

In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we’re pleased you’ve placed your trust in us.

Information about investing, the markets and your Fund is always available on our Web site, AIMinvestments.com.  If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

Sincerely,

/s/ Philip Taylor

Philip Taylor

President – AIM Funds

CEO, AIM Investments

November 15, 2006

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

3

AIM Energy Fund

[CROCKETT
PHOTO]

Bruce L. Crockett

Dear Fellow AIM Fund Shareholders:

At our meeting at the end of June, your Board completed its comprehensive review* of each fund’s advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

Looking ahead, your Board finds many reasons to be positive about AIM’s management and strategic direction. Most importantly, AIM’s investment management discipline is paying off in terms of improved overall performance. While work remains to be done, AIM’s complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the periods ended September 30, 2006. We are also pleased with AIM’s efforts to seek more cost-effective ways of delivering superior service.

In addition, AIM is realizing the benefits of belonging to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $441 billion globally as of September 30, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

The seven new AIM funds—which include Asian funds, structured U.S. equity funds and specialized bond funds—are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM’s Web site.

Your Board is very pleased with the overall direction and progress of the AIM Funds. We’re working closely and effectively with AIM’s management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett

Independent Chair

AIM Funds Board

November 15, 2006

*    To learn more about all the factors we considered before approving each fund’s advisory agreement, go to the “Products & Performance” tab at the AIM Web site (AIMinvestments.com) and click on “Investment Advisory Agreement Renewals.” The approval of advisory agreement information for your Fund is also included in this semiannual report on pages 9–10.

4

AIM Energy Fund

Management’s discussion of Fund performance

Performance summary

For the six months ended September 30, 2006, Class A shares of AIM Energy Fund, excluding applicable sales charges, underperformed the Fund’s broad market index and style-specific index. The Fund underperformed the broad market because the energy sector was one of the weakest sectors of the S&P 500 Index for the reporting period.

The Fund’s underweight position in more defensive and less leveraged integrated oil companies such as Chevron and ExxonMobil hurt the Fund’s performance relative to its style-specific index, or benchmark. Integrated oil and gas companies, which comprise approximately 50% of the Dow Jones U.S. Oil & Gas Index, are generally not as dependent on commodity prices as other industries in this sector.

Your Fund’s long-term performance appears on page 7.

Fund vs. Indexes

Cumulative total returns, 3/31/06–9/30/06, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares	-3.71%
Class B Shares	-4.08
Class C Shares	-4.08
Investor Class Shares	-3.71
S&P 500 Index (Broad Market Index)	4.14
Dow Jones U.S. Oil & Gas Index (Style-specific Index)	1.41
Lipper Natural Resource Funds Index (Peer Group Index)	-6.07

Source: Lipper Inc.

How we invest

Your Fund invests in companies involved in the exploration, production, transportation, refining and marketing of oil, natural gas and other forms of energy. We seek to own firms that have the potential to increase production through exploration or innovation. We believe companies with an increasing production profile that can control costs may earn a high rate of return, enabling them to grow earnings independent of oil and natural gas prices.

We select stocks based on quantitative and fundamental analysis of individual companies. Quantitative analysis focuses on free cash flow, return on capital, and output. Fundamental analysis focuses on reviewing the management team and the competitive environment.

Typically, we hold 30 to 40 stocks. The limited number of positions allows us to get to know company management, the business structure and how the company’s products and services fit into the energy value change—the process that moves oil and natural gas from the ground to the consumer.

We seek to control risk by:

•  Diversifying across most industries and sub-industries within the energy sector.

•  Avoiding concentration of assets in a small number of stocks.

We may sell or reduce our position in a stock when:

•  Its valuation, in our opinion, becomes excessive in comparison to similar investment opportunities.

•  The company reports disappointing earnings or its fundamentals deteriorate.

•  We identify a more attractive opportunity.

Market conditions and your Fund

U.S. gross domestic product (GDP), the broadest measure of the nation’s economic activity, grew at an annualized rate of 2.6% in the second quarter of 2006, down from an unusually robust 5.6% annualized rate in the first quarter. Early estimates pegged GDP growth at a weaker-than-expected annualized rate of 1.6% in the third quarter.

(continued)

Portfolio composition

By industry
Oil & Gas Exploration & Production	26.5%
Integrated Oil & Gas	24.0
Oil & Gas Equipment & Services	21.0
Oil & Gas Drilling	10.0
Coal & Consumable Fuels	5.3
Oil & Gas Storage & Transportation	3.5
Gas Utilities	3.2
Oil & Gas Refining & Marketing	2.8
Construction & Engineering	1.9
Money Market Funds Plus Other Assets Less Liabilities	1.8

Top 10 equity holdings*

1.	Occidental Petroleum Corp.	4.4%
2.	Murphy Oil Corp.	4.2
3.	Weatherford International Ltd.	3.8
4.	Talisman Energy Inc. (Canada)	3.6
5.	Chevron Corp.	3.6
6.	Cameron International Corp.	3.6
7.	National-Oilwell Varco Inc.	3.5
8.	Williams Cos., Inc. (The)	3.5
9.	Total S.A.-ADR (France)	3.5
10.	Exxon Mobil Corp.	3.3

Total net assets and holdings

Total Net Assets	$1.4 billion

Total Number of Holdings*	36

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

5

AIM Energy Fund

The once-hot housing market cooled as price appreciation stalled and new and existing home sales slowed. Domestic equity markets were mixed during the reporting period, with major market indexes, including the S&P 500 Index, approaching new highs in May before retreating over concerns of how a slowing economy and rising inflation might negatively affect consumer spending and corporate profits.

The price of West Texas Intermediate Crude reached a record high of $77 per barrel in July but declined to $60 per barrel in September. This drop in oil prices, and the decline of some energy stocks, is attributable to seasonally-driven fundamentals and the recent mild hurricane season. Travel often slows after children return to school, and temperatures are often mild enough to make a sharp rise in natural gas usage unnecessary. This year, the U.S. experienced a relatively mild hurricane season with storms bypassing oil rigs in the Gulf of Mexico and refineries along the Gulf coast.

As a result of the decline in oil prices, and other factors, the S&P 500 Index rallied during the second half of the reporting period, reaching a five-year high. The Dow Jones Industrial Average ended the reporting period just short of its all-time record high set in early 2000.

For the six months ended September 30, 2006, the Fund’s oil and gas storage and transportation holdings and gas utility stocks contributed to performance. Top contributors to Fund performance included Kerr-McGee and Kinder Morgan. There has been considerable consolidation in energy-related industries of late—a sign that many energy-related firms consider their competitors to be undervalued and, in the case of Kinder Morgan, that it considers its own stock to be undervalued.

During the reporting period, Kerr-McGee was bought—at a 40% premium to its stock price—by rival exploration and production company Anadarko Petroleum (not a Fund holding). In May, storage and transportation giant Kinder Morgan announced a management-led offer to take the company private in a $22 billion deal—the second-largest leveraged buyout in U.S. history. We sold both stocks and took our profits after the deals were announced.

Fund holdings Peabody Energy and Hess detracted from Fund performance during the period. Coal provider Peabody Energy was affected by weather-related factors such as an unusually warm winter that caused coal demand to be less than anticipated. Hess, an integrated oil and gas company, also was affected by an unusually warm winter that reduced demand for home heating oil and natural gas. Hess is highly leveraged to home heating fuel in the Northeast and retail gas stations along the East coast. We continue to own these stocks and view their recent weakness as a buying opportunity as we believe their long-term fundamentals have not changed.

Although oil and gas inventories were larger than expected at the close of the reporting period, oil prices remained high by historical standards. Throughout the reporting period, we observed constrained energy supplies and growing global demand for oil and gas due to continued global industrialization. We also observed that new supplies of oil were, for the most part, simply replacing those being lost to depletion. These trends caused us to make few changes to the Fund’s portfolio and positioning during the reporting period.

In closing

As always, we thank you for your continued investment in AIM Energy Fund.

The views and opinions expressed in management’s discussion of Fund performance are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market,  country, industry, security or the Fund. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and index
disclosures on the inside front cover.

[SEGNER
PHOTO]

John S. Segner

Senior portfolio manager, lead manager of AIM Energy Fund. He has more than 20 years of experience in the energy and investment industries. Before joining the Fund’s advisor in 1997, he was a managing director and principal with an investment management company that focused exclusively on publicly-traded energy stocks. Prior to that, he held positions with several energy companies. Mr. Segner earned a B.S. in civil engineering from the University of Alabama and an M.B.A. with a concentration in finance from The University of Texas at Austin.

Assisted by the Energy/Gold/Utilities Team

For a presentation of your Fund’s long-term performance, please see page 7.

6

AIM Energy Fund

Your Fund’s long-term performance

Average Annual Total Returns

As of 9/30/06, including applicable sales charges

Class A Shares
Inception (3/28/02)	18.58%
1 Year	-4.08

Class B Shares
Inception (3/28/02)	18.98%
1 Year	-4.00

Class C Shares
Inception (2/14/00)	19.02%
5 Years	22.37
1 Year	-0.19

Investor Class Shares
Inception (1/19/84)	10.77%
10 Years	16.28
5 Years	23.22
1 Year	1.49

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the advisor not waived fees and/or reimbursed expenses on Class B and Class C shares in the past, performance would have been lower.

Continued from inside front cover

about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

7

AIM Energy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2006, through September 30, 2006.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The Fund’s actual cumulative total returns at net asset value after expenses for the six months ended September 30, 2006, appear in the table “Fund vs. Indexes” on page 5.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL
				(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(4/1/06)	(9/30/06)(1)	Period(2)	(9/30/06)	Period(2)	Ratio
A	$1,000.00	$962.90	$5.71	$1,019.25	$5.87	1.16%
B	1,000.00	959.20	9.38	1,015.49	9.65	1.91
C	1,000.00	959.20	9.38	1,015.49	9.65	1.91
Investor	1,000.00	962.90	5.71	1,019.25	5.87	1.16

(1)   The actual ending account value is based on the actual total return of the Fund for the period April 1, 2006, through September 30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses. The Fund’s actual cumulative total returns at net asset value after expenses for the six months ended September 30, 2006, appear in the table “Fund vs. Indexes” on page 5.

(2)   Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

8

AIM Energy Fund

Approval of Investment Advisory Agreement

The Board of Trustees of AIM Sector Funds (the “Board”) oversees the management of AIM Energy Fund (the “Fund”) and, as required by law, determines annually whether to approve the continuance of the Fund’s advisory agreement with A I M Advisors, Inc. (“AIM”). Based upon the recommendation of the Investments Committee of the Board, at a meeting held on June 27, 2006, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the “Advisory Agreement”) between the Fund and AIM for another year, effective July 1, 2006.

The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement at the meeting on June 27, 2006 and as part of the Board’s ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

One responsibility of the independent Senior Officer of the Fund is to manage the process by which the Fund’s proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arms’ length and reasonable. To that end, the Senior Officer must either supervise a competitive biding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below.

The discussion below serves as a summary of the Senior Officer’s independent written evaluation, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Advisory Agreement is fair and reasonable and would have been obtained through arm’s length negotiations.

Unless otherwise stated, information presented below is as of June 27, 2006 and does not reflect any changes that may have occurred since June 27, 2006, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

•  The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

•  The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board considered such issues as AIM’s portfolio and product review process, various back office support functions provided by AIM and AIM’s equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

•  The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund’s performance was above the median performance of such comparable funds for the one year period and comparable to such median performance for the three and five year periods. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•  The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Natural Resources Fund Index. The Board noted that the Fund’s performance was above the performance of such Index for the one year period and comparable to such Index for the three and five year periods. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•  Meetings with the Fund’s portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund’s portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

•  Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

•  Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the effective advisory fee rate (before waivers) for the Fund under the Advisory Agreement. The Board noted that this rate was (i) above the effective sub-advisory fee rate for one offshore fund advised and sub-advised by AIM affiliates with investment strategies comparable to those of the Fund, although the total advisory fees for such offshore fund were above those for the Fund; and (ii) below the total advisory fee rates for two separately managed accounts/wrap accounts managed by an AIM affiliate with investment strategies comparable to those of the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund’s total annual operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•  Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level at the end of the past calendar year and noted that the Fund’s rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund’s total annual operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•  Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2007 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect through June 30, 2007. The Board noted that AIM has voluntarily agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for

(continued)

9

AIM Energy Fund

each class of the Fund. The Board considered the voluntary nature of this fee waiver/expense limitation and noted that it can be terminated at any time by AIM without further notice to investors. The Board considered the effect these fee waivers/expense limitations would have on the Fund’s estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

•  Breakpoints and economies of scale. The Board reviewed the structure of the Fund’s advisory fee under the Advisory Agreement, noting that it includes six breakpoints. The Board reviewed the level of the Fund’s advisory fees, and noted that such fees, as a percentage of the Fund’s net assets, have decreased as net assets increased because the Advisory Agreement includes breakpoints. The Board noted that, due to the Fund’s asset levels at the end of the past calendar year and the way in which the advisory fee breakpoints have been structured, the Fund has yet to fully benefit from the breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2007 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund’s fee levels under the Advisory Agreement therefore reflect economies of scale and that it was not necessary to change the advisory fee breakpoints in the Fund’s advisory fee schedule.

•  Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements, if any (collectively, “cash balances”) of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests uninvested cash in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.

•  Independent written evaluation and recommendations of the Fund’s Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM’s affiliates, had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer’s written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer’s written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider whether the advisory fee waivers for certain equity AIM Funds, including the Fund, should be simplified. The Board concluded that it would be advisable to consider this issue and reach a decision prior to the expiration date of such advisory fee waivers.

•  Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM’s (and its affiliates’) investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM’s operations remain profitable, although increased expenses in recent years have reduced AIM’s profitability. Based on the review of the profitability of AIM’s and its affiliates’ investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

•  Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through “soft dollar” arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

•  AIM’s financial soundness in light of the Fund’s needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

•  Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board’s knowledge of AIM’s operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

•  Other factors and current trends. The Board considered the steps that AIM and its affiliates have taken over the last several years, and continue to take, in order to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that these steps taken by AIM have improved, and are likely to continue to improve, the quality and efficiency of the services AIM and its affiliates provide to the Fund in each of these areas, and support the Board’s approval of the continuance of the Advisory Agreement for the Fund.

10

Supplement to Semiannual Report dated 9/30/06

AIM Energy Fund

Institutional Class Shares

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

Cumulative Total Returns

For periods ended 9/30/06

Inception (1/31/06)	-10.29%
6 Months	-3.52

Institutional Class shares have no sales charge; therefore, performance is at net asset value (NAV). Performance of Institutional Class shares will differ from performance of other share classes primarily due to differing sales charges and class expenses.

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. Please consult your Fund prospectus for more information. For the most current month-end performance, please call 800-451-4246 or visit AIMinvestments.com.

NASDAQ Symbol	IENIX

Over for information on your Fund’s expenses.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[Your goals.
Our solutions.]

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AIMinvestments.com	I-ENE-INS-2	A I M Distributors, Inc.

Information about your Fund’s expenses

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2006, through September 30, 2006.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The Fund’s actual cumulative total return after expenses for the six months ended September 30, 2006, appears in the table on the front of this supplement.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL
(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(4/1/06)	(9/30/06)(1)	Period(2)	(9/30/06)	Period(2)	Ratio
Institutional	$1,000.00	$964.80	$3.69	$1,021.31	$3.80	0.75%

(1)     The actual ending account value is based on the actual total return of the Fund for the period April 1, 2006, through September 30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses. The Fund’s actual cumulative total return after expenses for the six months ended September 30, 2006, appears in the table on the front of this supplement.

(2)     Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

AIMinvestments.com	I-ENE-INS-2	A I M Distributors, Inc.

AIM Energy Fund

Schedule of Investments

September 30, 2006

(Unaudited)

	Shares	Value
Domestic Common Stocks & Other Equity Interests–82.70%
Coal & Consumable Fuels–2.84%
Peabody Energy Corp.	1,050,000	$38,619,000
Construction & Engineering–1.86%
Chicago Bridge & Iron Co. N.V.-New York Shares	1,050,000	25,263,000
Gas Utilities–3.15%
Questar Corp.	525,000	42,929,250
Integrated Oil & Gas–18.62%
Chevron Corp.	750,000	48,645,000
Exxon Mobil Corp.	675,000	45,292,500
Hess Corp.	1,000,000	41,420,000
Murphy Oil Corp.(a)	1,215,000	57,773,250
Occidental Petroleum Corp.	1,250,000	60,137,500
		253,268,250
Oil & Gas Drilling–10.00%
GlobalSantaFe Corp.	750,000	37,492,500
Hercules Offshore, Inc.(a)(b)	1,100,000	34,155,000
Nabors Industries Ltd.(b)	400,000	11,900,000
Todco(b)	450,000	15,570,000
Transocean Inc.(a)(b)	505,000	36,981,150
		136,098,650
Oil & Gas Equipment & Services–21.04%
Baker Hughes Inc.	650,000	44,330,000
Cameron International Corp.(b)	1,000,000	48,310,000
FMC Technologies, Inc.(b)	225,000	12,082,500
Grant Prideco, Inc.(b)	1,000,000	38,030,000
Halliburton Co.	500,000	14,225,000
National-Oilwell Varco Inc.(b)	820,000	48,011,000
Smith International, Inc.(a)	765,000	29,682,000
Weatherford International Ltd.(b)	1,235,000	51,524,200
		286,194,700
Oil & Gas Exploration & Production–18.84%
Apache Corp.	580,000	36,656,000
Bill Barrett Corp.(a)(b)	1,650,000	40,524,000
Cheniere Energy, Inc.(a)(b)	900,000	26,739,000

	Shares	Value
Oil & Gas Exploration & Production–(continued)
Devon Energy Corp.	650,000	$41,047,500
EOG Resources, Inc.	400,000	26,020,000
Plains Exploration & Production Co.(b)	1,050,000	45,055,500
Southwestern Energy Co.(b)	1,350,000	40,324,500
		256,366,500
Oil & Gas Refining & Marketing–2.84%
Valero Energy Corp.	750,000	38,602,500
Oil & Gas Storage & Transportation–3.51%
Williams Cos., Inc. (The)	2,000,000	47,740,000
Total Domestic Common Stocks & Other Equity Interests (Cost $993,292,198)		1,125,081,850
Foreign Stocks & Other Equity Interests–15.48%
Brazil–1.85%
Petroleo Brasileiro S.A. -ADR (Integrated Oil & Gas)	300,000	25,149,000
Canada–10.14%
Cameco Corp. (Coal & Consumable Fuels)	910,000	33,278,700
Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)	575,000	26,208,500
Nexen Inc. (Oil & Gas Exploration & Production)	550,000	29,403,000
Talisman Energy Inc. (Oil & Gas Exploration & Production)	3,000,000	49,140,000
		138,030,200
France–3.49%
Total S.A. -ADR (Integrated Oil & Gas)	720,000	47,476,800
Total Foreign Stocks & Other Equity Interests (Cost $170,201,007)		210,656,000
Money Market Funds–2.25%
Liquid Assets Portfolio-Institutional Class(c)	15,286,996	15,286,996
Premier Portfolio-Institutional Class(c)	15,286,997	15,286,997
Total Money Market Funds (Cost $30,573,993)		30,573,993
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities loaned)–100.43% (Cost $1,194,067,198)		1,366,311,843

F-1

AIM Energy Fund

	Shares	Value
Investments Purchased with Cash Collateral from Securities Loaned
Money Market Funds–2.69%
Premier Portfolio-Institutional Class(c)(d)	36,648,369	$36,648,369
Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $36,648,369)		36,648,369
TOTAL INVESTMENTS–103.12% (Cost $1,230,715,567)		1,402,960,212
OTHER ASSETS LESS LIABILITIES–(3.12)%		(42,437,815)
NET ASSETS–100.00%		$1,360,522,397

Investment Abbreviations:

ADR	–	American Depositary Receipt

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at September 30, 2006.

(b)  Non-income producing security.

(c)  The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

(d)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

F-2

AIM Energy Fund

Statement of Assets and Liabilities

September 30, 2006

(Unaudited)

Assets:
Investments, at value (cost $1,163,493,205)*	$1,335,737,850
Investments in affiliated money market funds (cost $67,222,362)	67,222,362
Total investments (cost $1,230,715,567)	1,402,960,212
Foreign currencies, at value (cost $380)	394
Receivables for:
Investments sold	1,084,144
Fund shares sold	2,748,681
Dividends	700,990
Investment for trustee deferred compensation and retirement plans	62,803
Other assets	71,693
Total assets	1,407,628,917
Liabilities:
Payables for:
Investments purchased	4,198,770
Fund shares reacquired	5,014,354
Trustee deferred compensation and retirement plans	94,979
Collateral upon return of securities loaned	36,648,369
Accrued distribution fees	483,508
Accrued trustees' and officer's fees and benefits	663
Accrued transfer agent fees	530,491
Accrued operating expenses	135,386
Total liabilities	47,106,520
Net assets applicable to shares outstanding	$1,360,522,397
Net assets consist of:
Shares of beneficial interest	$981,828,738
Undistributed net investment income (loss)	(1,633,113)
Undistributed net realized gain from investment securities	208,082,112
Unrealized appreciation of investment securities and foreign currencies	172,244,660
$1,360,522,397

Net Assets:
Class A	$541,439,312
Class B	$137,435,866
Class C	$164,075,151
Investor Class	$517,488,711
Institutional Class	$83,357
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	13,024,736
Class B	3,419,629
Class C	4,150,014
Investor Class	12,477,575
Institutional Class	2,000
Class A:
Net asset value per share	$41.57
Offering price per share (Net asset value of $41.57 ÷ 94.50%)	$43.99
Class B:
Net asset value and offering price per share	$40.19
Class C:
Net asset value and offering price per share	$39.54
Investor Class:
Net asset value and offering price per share	$41.47
Institutional Class:
Net asset value and offering price per share	$41.68

*  At September 30, 2006, securities with an aggregate value of $35,867,495 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

F-3

AIM Energy Fund

Statement of Operations

For the six months ended September 30, 2006

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $166,486)	$7,249,709
Dividends from affiliated money market funds (includes securities lending income of $65,351)	1,069,421
Total investment income	8,319,130
Expenses:
Advisory fees	4,633,000
Administrative services fees	191,784
Custodian fees	72,029
Distribution fees:
Class A	721,621
Class B	759,065
Class C	907,488
Investor Class	728,267
Transfer agent fees — A, B, C and Investor	1,606,516
Transfer agent fees — Institutional	17
Trustees' and officer's fees and benefits	26,530
Other	302,007
Total expenses	9,948,324
Less: Fees waived, expenses reimbursed and expense offset arrangements	(46,995)
Net expenses	9,901,329
Net investment income (loss)	(1,582,199)
Realized and unrealized gain (loss) from investment securities and foreign currencies:
Net realized gain from investment securities	85,750,978
Change in net unrealized appreciation (depreciation) of:
Investment securities	(147,424,651)
Foreign currencies	29
(147,424,622)
Net gain (loss) from investment securities and foreign currencies	(61,673,644)
Net increase (decrease) in net assets resulting from operations	$(63,255,843)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

F-4

AIM Energy Fund

Statement of Changes In Net Assets

For the six months ended September 30, 2006 and the year ended March 31, 2006

(Unaudited)

	September 30, 2006	March 31, 2006
Operations:
Net investment income (loss)	$(1,582,199)	$(3,260,358)
Net realized gain from investment securities and foreign currencies	85,750,978	194,697,947
Change in net unrealized appreciation (depreciation) of investment securities and foreign currencies	(147,424,622)	123,957,553
Net increase (decrease) in net assets resulting from operations	(63,255,843)	315,395,142
Distributions to shareholders from net realized gains:
Class A	—	(24,689,490)
Class B	—	(7,145,820)
Class C	—	(8,319,692)
Investor Class	—	(28,931,461)
Decrease in net assets resulting from distributions	—	(69,086,463)
Share transactions—net:
Class A	41,257,815	287,836,340
Class B	(3,317,586)	68,595,281
Class C	997,542	88,393,139
Class K	—	(3,496,411)
Investor Class	(28,214,656)	67,743,047
Institutional Class	20,000	67,000
Net increase in net assets resulting from share transactions	10,743,115	509,138,396
Net increase (decrease) in net assets	(52,512,728)	755,447,075
Net assets:
Beginning of period	1,413,035,125	657,588,050
End of period (including undistributed net investment income (loss) of $(1,633,113) and $(50,914), respectively)	$1,360,522,397	$1,413,035,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

F-5

AIM Energy Fund

Notes to Financial Statements

September 30, 2006

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Energy Fund (the "Fund") is a series portfolio of AIM Sector Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund's investment objective is to provide capital growth.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain

F-6

AIM Energy Fund

(loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F.  Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.  Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

J.  Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F-7

AIM Energy Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

Average Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended September 30, 2006, AIM waived advisory fees of $6,495.

At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $1,194.

The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended September 30, 2006, AIM was paid $191,784.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2006, the Fund paid AIS $1,606,516 for Class A, Class B, Class C and Investor Class shares and $17 for Institutional Class shares.

The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended September 30, 2006, the Class A, Class B, Class C and Investor Class shares paid $721,621, $759,065, $907,488 and $728,267, respectively.

Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2006, ADI advised the Fund that it retained $315,469 in front-end sales commissions from the sale of Class A shares and $1,128, $142,788 and $50,359 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

F-8

AIM Energy Fund

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended September 30, 2006.

Investments of Daily Available Cash Balances:

Fund	Value 03/31/06	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 09/30/06	Dividend Income	Realized Gain (Loss)
Liquid Assets Portfolio–Institutional Class	$—	$115,120,505	$(99,833,509)	$—	$15,286,996	$208,303	$—
Premier Portfolio–Institutional Class	62,590,664	212,625,293	(259,928,960)	—	15,286,997	795,767	—
Subtotal	$62,590,664	$327,745,798	$(359,762,469)	$—	$30,573,993	$1,004,070	$—

Investments of Cash Collateral from Securities Lending Transactions:

Fund	Value 03/31/06	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 09/30/06	Dividend Income*	Realized Gain (Loss)
Premier Portfolio–Institutional Class	$24,025,815	$468,232,899	$(455,610,345)	$—	$36,648,369	$65,351	$—
Total Investments in Affiliates	$86,616,479	$795,978,697	$(815,372,814)	$—	$67,222,362	$1,069,421	$—

*  Net of compensation to counterparties.

NOTE 4—Expense Offset Arrangements

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended September 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $39,306.

NOTE 5—Trustees' and Officer's Fees and Benefits

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended September 30, 2006, the Fund paid legal fees of $3,113 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are

F-9

AIM Energy Fund

parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

During the six months ended September 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 7—Portfolio Securities Loaned

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

At September 30, 2006, securities with an aggregate value of $35,867,495 were on loan to brokers. The loans were secured by cash collateral of $36,648,369 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended September 30, 2006, the Fund received dividends on cash collateral investments of $65,351 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of March 31, 2006 to utilizing $1,577,866 of capital loss carryforward in the fiscal year ended March 31, 2007.

The Fund had a capital loss carryforward as of March 31, 2006 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2007	$211,135
March 31, 2009	4,180,954
Total capital loss carryforward	$4,392,089

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2006 was $547,281,719 and $496,789,986, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$209,126,364
Aggregate unrealized (depreciation) of investment securities	(40,936,417)
Net unrealized appreciation of investment securities	$168,189,947

Cost of investments for tax purposes is $1,234,770,265.

F-10

AIM Energy Fund

NOTE 10—Share Information

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Investor Class and Institutional Class. The Fund formerly offered Class K shares; however, as of the close of business October 21, 2005, the Class K shares were converted to Class A shares. Investor Class shares of the Fund are offered only to certain grandfathered investors.

Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  Changes in Shares Outstanding

	Six months ended Septemeber 30, 2006(a)		Year ended March 31, 2006
	Shares	Amount	Shares	Amount
Sold:
Class A	3,411,115	$151,765,059	10,675,411	$420,923,874
Class B	629,336	27,177,292	2,808,969	106,378,368
Class C	858,951	36,569,854	3,253,143	123,432,977
Class K(b)	—	—	205,037	6,909,826
Investor Class	2,107,919	93,961,944	6,101,345	238,432,579
Institutional Class(c)	447	20,000	1,553	67,000
Issued as reinvestment of dividends:
Class A	—	—	551,786	22,761,178
Class B	—	—	166,321	6,672,814
Class C	—	—	197,609	7,799,607
Investor Class	—	—	686,106	28,240,142
Conversion of Class K shares to Class A shares:(d)
Class A	—	—	209,627	7,810,718
Class K	—	—	(227,851)	(7,810,718)
Automatic conversion of Class B shares to Class A shares:
Class A	84,637	3,770,923	118,767	4,630,254
Class B	(87,370)	(3,770,923)	(121,850)	(4,630,254)
Reacquired:
Class A	(2,645,255)	(114,278,167)	(4,296,793)	(168,289,684)
Class B	(637,199)	(26,723,955)	(1,065,740)	(39,825,647)
Class C	(869,745)	(35,572,312)	(1,140,790)	(42,839,445)
Class K(b)	—	—	(74,961)	(2,595,519)
Investor Class	(2,830,323)	(122,176,600)	(5,145,565)	(198,929,674)
	22,513	$10,743,115	12,902,124	$509,138,396

(a)  There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggreagate own 29% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services such as, securities brokerage, distribution, third party record keeping and account servicing. The trust has no knowledge as to whether all or any portion of the shares owned of record by these entities is also owned beneficially.

(b)  Class K shares activity for the period April 1, 2005 through October 21, 2005 (date of conversion).

(c)  Institutional Class shares commenced operations on January 31, 2006.

(d)  Effective as of close of business October 21, 2005, all outstanding Class K shares were converted to Class A shares of the Fund.

NOTE 11—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

F-11

AIM Energy Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30,		Year ended March 31,
	2006		2006	2005	2004	2003(a)
Net asset value, beginning of period	$43.17		$32.86	$22.27	$16.85	$19.26
Income from investment operations:
Net investment income (loss)(b)	(0.01)		(0.06)	(0.09)	(0.05)	(0.05)
Net gains (losses) on securities (both realized and unrealized)	(1.59)		12.73	10.68	5.47	(2.36)
Total from investment operations	(1.60)		12.67	10.59	5.42	(2.41)
Less distributions from net realized gains	—		(2.36)	—	—	—
Net asset value, end of period	$41.57		$43.17	$32.86	$22.27	$16.85
Total return(c)	(3.71)%		38.90%	47.55%	32.17%	(12.51)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$541,439		$525,619	$161,529	$40,847	$9,131
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.16	%(d)	1.19%	1.47%	1.66%	1.46%
Without fee waivers and/or expense reimbursements	1.16	%(d)	1.19%	1.48%	1.74%	1.46%
Ratio of net investment income (loss) to average net assets	(0.04	)%(d)	(0.16)%	(0.32)%	(0.25)%	(0.33)%
Portfolio turnover rate(e)	34%		72%	45%	123%	144%

(a)  Class commenced sales on March 28, 2002.

(b)  Calculated using average shares outstanding.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $575,719,617.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

	Class B
	Six months ended September 30,		Year ended March 31,
	2006		2006	2005	2004	2003(a)
Net asset value, beginning of period	$41.90		$32.17	$21.94	$16.71	$19.26
Income from investment operations:
Net investment income (loss)(b)	(0.17)		(0.35)	(0.25)	(0.18)	(0.17)
Net gains (losses) on securities (both realized and unrealized)	(1.54)		12.44	10.48	5.41	(2.38)
Total from investment operations	(1.71)		12.09	10.23	5.23	(2.55)
Less distributions from net realized gains	—		(2.36)	—	—	—
Net asset value, end of period	$40.19		$41.90	$32.17	$21.94	$16.71
Total return(c)	(4.08)%		37.92%	46.63%	31.30%	(13.24)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$137,436		$147,270	$55,559	$20,164	$1,502
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.91	%(d)	1.93%	2.12%	2.31%	2.33%
Without fee waivers and/or expense reimbursements	1.91	%(d)	1.93%	2.13%	2.59%	2.41%
Ratio of net investment income (loss) to average net assets	(0.79	)%(d)	(0.90)%	(0.97)%	(0.90)%	(1.16)%
Portfolio turnover rate(e)	34%		72%	45%	123%	144%

(a)  Class commenced sales on March 28, 2002.

(b)  Calculated using average shares outstanding.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $151,398,301.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

F-12

AIM Energy Fund

NOTE 12—Financial Highlights—(continued)

	Class C
	Six months ended September 30,		Year ended March 31,
	2006		2006		2005		2004		2003		2002
Net asset value, beginning of period	$41.22		$31.68		$21.60		$16.45		$18.98		19.58
Income from investment operations:
Net investment income (loss)	(0.17	)(a)	(0.35	)(a)	(0.25	)(a)	(0.17	)(a)	(0.11	)(a)	(0.07	)(b)
Net gains (losses) on securities (both realized and unrealized)	(1.51)		12.25		10.33		5.32		(2.42)		(0.53)
Total from investment operations	(1.68)		11.90		10.08		5.15		(2.53)		(0.60)
Less distributions from net realized gains	—		(2.36)		—		—		—		—
Net asset value, end of period	$39.54		$41.22		$31.68		$21.60		$16.45		$18.98
Total return(c)	(4.08)%		37.91%		46.67%		31.31%		(13.33)%		(3.06)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$164,075		$171,500		$58,626		$16,383		$9,566		$12,324
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.91	%(d)	1.93%)		2.12%		2.31%		2.33%		2.27%
Without fee waivers and/or expense reimbursements	1.91	%(d)	1.93%		2.13%		2.59%		2.53%		2.27%
Ratio of net investment income (loss) to average net assets	(0.79	)%(d)	(0.90)%		(0.97)%		(0.90)%		(1.22)%		(1.08)%
Portfolio turnover rate(e)	34%		72%		45%		123%		144%		144%

(a)  Calculated using average shares outstanding.

(b)  The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.16) for the year ended March 31, 2002.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $181,001,731.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

	Investor Class
	Six months ended September 30,		Year ended March 31,
	2006		2006	2005		2004	2003	2002
Net asset value, beginning of period	$43.07		$32.78	$22.19		$16.81	$19.26	$19.73
Income from investment operations:
Net investment income (loss)(a)	(0.01)		(0.06)	(0.06)		(0.07)	(0.10)	(0.07)
Net gains (losses) on securities (both realized and unrealized)	(1.59)		12.71	10.65		5.45	(2.35)	(0.40)
Total from investment operations	(1.60)		12.65	10.59		5.38	(2.45)	(0.47)
Less distributions from net realized gains	—		(2.36)	—		—	—	—
Net asset value, end of period	$41.47		$43.07	$32.78		$22.19	$16.81	$19.26
Total return(b)	(3.71)%		38.94%	47.72%		32.00%	(12.72)%	(2.38)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$517,489		$568,579	$378,915		$230,148	$231,023	$358,439
Ratio of expenses to average net assets	1.16	%(c)	1.18%	1.37	%(d)	1.76%	1.69%	1.53%
Ratio of net investment income (loss) to average net assets	(0.04	)%(c)	(0.15)%	(0.22)%		(0.35)%	(0.57)%	(0.34)%
Portfolio turnover rate(e)	34%		72%	45%		123%	144%	144%

(a)  Calculated using average shares outstanding.

(b)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.

(c)  Ratios are annualized and based on average daily net assets of $581,021,845.

(d)  After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.38% for the year ended March 31, 2005.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

F-13

AIM Energy Fund

NOTE 12—Financial Highlights—(continued)

	Institutional Class
	Six months ended September 30, 2006		January 31, 2006 (Date sales commenced) to March 31, 2006
Net asset value, beginning of period	$43.20		$46.46
Income from investment operations:
Net investment income(a)	0.08		0.02
Net gains (losses) on securities (both realized and unrealized)	(1.60)		(3.28)
Total from investment operations	(1.52)		(3.26)
Net asset value, end of period	$41.68		$43.20
Total return(b)	(3.52)%		(7.02)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$83		$67
Ratio of expenses to average net assets	0.75	%(c)	0.80	%(d)
Ratio of net investment income to average net assets	0.37	%(c)	0.23	%(d)
Portfolio turnover rate(e)	34%		72%

(a)  Calculated using average shares outstanding.

(b)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.

(c)  Ratios are annualized and based on average daily net assets of $73,414.

(d)  Annualized.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor — Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

F-14

AIM Energy Fund

NOTE 13—Legal Proceedings—(continued)

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds;

•  that certain AIM Funds inadequately employed fair value pricing;

•  that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

•  that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

F-15

AIM Energy Fund

Trustees and Officers

Board of Trustees

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Chair

Albert R. Dowden

Jack M. Fields

Carl Frischling

Robert H. Graham

Vice Chair

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Larry Soll

Raymond Stickel Jr.

Philip A. Taylor

Officers

Philip A. Taylor

President and Principal
Executive Officer

Todd L. Spillane

Chief Compliance Officer

Russell C. Burk

Senior Vice President and Senior Officer

John M. Zerr

Senior Vice President, Secretary and Chief Legal Officer

Sidney M. Dilgren

Vice President, Treasurer and
Principal Financial Officer

Lisa O. Brinkley

Vice President

Kevin M. Carome

Vice President

J. Philip Ferguson

Vice President

Karen Dunn Kelley

Vice President

Office of the Fund

11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Investment Advisor

A I M Advisors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Transfer Agent

AIM Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110-2801

Counsel to the Fund

Ballard Spahr
Andrews & Ingersoll, LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

Counsel to the Independent Trustees

Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Distributor

A I M Distributors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

F-16

Domestic Equity

AIM Basic Balanced Fund*

AIM Basic Value Fund

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Diversified Dividend Fund

AIM Dynamics Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM S&P 500 Index Fund

AIM Select Equity Fund

AIM Small Cap Equity Fund

AIM Small Cap Growth Fund(1)

AIM Structured Core Fund

AIM Structured Growth Fund

AIM Structured Value Fund

AIM Summit Fund

AIM Trimark Endeavor Fund

AIM Trimark Small Companies Fund

*Domestic equity and income fund

International/Global Equity

AIM Asia Pacific Growth Fund

AIM China Fund

AIM Developing Markets Fund

AIM European Growth Fund

AIM European Small Company Fund(1)

AIM Global Aggressive Growth Fund

AIM Global Equity Fund

AIM Global Growth Fund

AIM Global Value Fund

AIM Japan Fund

AIM International Core Equity Fund

AIM International Growth Fund

AIM International Small Company Fund(1)

AIM Trimark Fund

Sector Equity

AIM Advantage Health Sciences Fund

AIM Energy Fund

AIM Financial Services Fund

AIM Global Health Care Fund

AIM Global Real Estate Fund

AIM Gold & Precious Metals Fund

AIM Leisure Fund

AIM Multi-Sector Fund

AIM Real Estate Fund(1)

AIM Technology Fund

AIM Utilities Fund

Fixed Income

TAXABLE

AIM Enhanced Short Bond Fund

AIM Floating Rate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM International Bond Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Short Term Bond Fund

AIM Total Return Bond Fund

Premier Portfolio

Premier U.S. Government Money Portfolio

TAX-FREE

AIM High Income Municipal Fund(1)

AIM Municipal Bond Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

Premier Tax-Exempt Portfolio

Allocation Solutions

AIM Conservative Allocation Fund

AIM Growth Allocation Fund

AIM Moderate Allocation Fund

AIM Moderate Growth Allocation Fund

AIM Moderately Conservative Allocation Fund

Diversified Portfolios

AIM Income Allocation Fund

AIM International Allocation Fund

(1)          This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

If used after January 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world’s largest independent financial services companies with $441 billion in assets under management. Data as of September 30, 2006.

Consider the investment objectives, risks, and charges and expenses carefully. For this and other information about AIM Funds, obtain a prospectus from your financial advisor and read it carefully before investing.

AIMinvestments.com	I-ENE-SAR-1	A I M Distributors, Inc.

[Your goals. Our solutions.]

– registered trademark –

Mutual	Retirement	Annuities	College	Separately	Offshore	Cash
Funds	Products		Savings	Managed	Products	Management
			Plans	Accounts

[AIM Investments Logo]
– registered trademark –

AIM Financial Services Fund

Semiannual Report to Shareholders • September 30, 2006

[COVER GLOBE IMAGE]

SECTOR EQUITY

Sectors

Supplemental Information	2
Letters to Shareholders	3
Performance Summary	5
Management Discussion	5
Long-term Fund Performance	7
Fund Expenses	8
Approval of Advisory Agreement	9
Schedule of Investments	F-1
Financial Statements	F-2
Notes to Financial Statements	F-5
Financial Highlights	F-10
Trustees and Officers	F-15

[AIM investment solutions]

[Graphic]	[Graphic]	[Graphic]

[Domestic	[International/	[Sector
Equity]	Global Equity]	Equity]

[Graphic]	[Graphic]	[Graphic]

[Fixed	[Allocation	[Diversified
Income]	Solutions]	Portfolios]

[AIM Investments Logo]
– registered trademark –

AIM Financial Services Fund

AIM FINANCIAL SERVICES FUND seeks to provide capital growth.

•  Unless otherwise stated, information presented in this report is as of September 30, 2006, and is based on total net assets.

About share classes

•  Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that had existing accounts prior to September 30, 2003, invested in Class B shares will continue to be allowed to make additional purchases.

•  Investor Class shares are closed to most investors. For more information on who may continue to invest in Investor Class shares, please see the prospectus.

Principal risks of investing in the Fund

•  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

•  Investing in a fund that invests in smaller companies involves risks not associated with investing in more established companies,  such as business risk, stock price fluctuations and illiquidity.

•  Stocks are subject to market risk, meaning stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.

•  Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  There is no guarantee that the investment techniques and risk analyses used by the Fund’s managers will produce the desired results.

•  Because a large percentage of the Fund’s assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the Fund.

•  The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may be more volatile than other mutual funds, and the value of the Fund’s investments may rise and fall more rapidly.

•  The financial services sector is subject to extensive government regulation, which may change frequently. The profitability of businesses in this sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes to interest rates and general economic conditions.

About indexes used in this report

•  The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500 —registered trademark— Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

•  The S&P 500 Financials Index is a market capitalization weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITs.

•  The unmanaged Lipper Financial Services Funds Index represents an average of the 10 largest financial-services funds tracked by Lipper Inc., an independent mutual fund performance monitor.

•  The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

•  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

•  Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

•  The returns shown in management’s discussion of Fund performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com.  From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings.  Shareholders can also look up the Fund’s Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public

Continued on page 7

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

Fund NASDAQ Symbols

Class A Shares	IFSAX
Class B Shares	IFSBX
Class C Shares	IFSCX
Investor Class Shares	FSFSX

Not FDIC Insured   May lose value   No bank guarantee

AIMinvestments.com

2

AIM Financial Services Fund

[TAYLOR
PHOTO]

Philip Taylor

Dear Shareholders of The AIM Family of Funds —registered trademark—:

We’re pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review in this report, and what factors affected its performance.

It’s been said nothing is certain but death and taxes. We would venture to add that one other thing is certain:  Markets change—and change often—in the short term, in response to constantly changing economic, geopolitical and other factors. For example, from April to July, U.S. equity markets demonstrated weakness and volatility as economic data suggested that inflation might be higher than previously estimated. But in August, the U.S. Federal Reserve Board, for the first time in more than two years, chose not to raise short-term interest rates, suggesting that it believed inflation was contained. Together with continuing strong corporate profits and declining oil prices, this caused U.S. equity markets to surge, and as the reporting period drew to a close, major market averages neared multi-year highs. Despite fears about a slowing global economy, most foreign markets demonstrated strength during the reporting period.

While we can’t do anything about the ambiguity and uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments —registered trademark— can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that’s right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios—with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

We’ve changed the look of our annual reports to reflect that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color—green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund’s asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

AIM has a variety of investment solutions, and knowing which ones are right for your portfolio is complex. That’s why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that’s based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

At a recent meeting of the AIM Funds board, Robert H. Graham relinquished his position as president of AIM Funds, a post customarily held by the chief executive officer of AIM Investments. Bob—one of three founders of AIM Investments in 1976—has a well-earned reputation for being one of the most knowledgeable leaders in the mutual fund industry. As I assume Bob’s previous responsibilities, I’m pleased that he’ll remain actively involved as the vice chair of AIM Funds.

Our commitment to you

In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we’re pleased you’ve placed your trust in us.

Information about investing, the markets and your Fund is always available on our Web site, AIMinvestments.com.  If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

Sincerely,

/s/ Philip Taylor

Philip Taylor

President – AIM Funds

CEO, AIM Investments

November 15, 2006

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

3

AIM Financial Services Fund

[CROCKETT
PHOTO]

Bruce L. Crockett

Dear Fellow AIM Fund Shareholders:

At our meeting at the end of June, your Board completed its comprehensive review* of each fund’s advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

Looking ahead, your Board finds many reasons to be positive about AIM’s management and strategic direction.  Most importantly, AIM’s investment management discipline is paying off in terms of improved overall performance. While work remains to be done, AIM’s complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the periods ended September 30, 2006. We are also pleased with AIM’s efforts to seek more cost-effective ways of delivering superior service.

In addition, AIM is realizing the benefits of belonging to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $441 billion globally as of September 30, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

The seven new AIM funds—which include Asian funds, structured U.S. equity funds and specialized bond funds—are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM’s Web site.

Your Board is very pleased with the overall direction and progress of the AIM Funds. We’re working closely and effectively with AIM’s management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments,  AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett

Independent Chair

AIM Funds Board

November 15, 2006

*            To learn more about all the factors we considered before approving each fund’s advisory agreement, go to the “Products & Performance” tab at the AIM Web site (AIMinvestments.com) and click on “Investment Advisory Agreement Renewals.” The approval of advisory agreement information for your Fund is also included in this semiannual report on pages 9–10.

4

AIM Financial Services Fund

Management’s discussion of Fund performance

Performance summary

For the six months ended September 30, 2006, AIM Financial Services Fund, excluding applicable sales charges, produced positive returns, outperforming the S&P 500 Index and the Fund’s peer group index while underperforming the S&P 500 Financials Index. Given the mandate of the Fund—to invest in the financials sector—the Fund’s performance relative to its broad market index was heavily influenced by the performance of the sector versus the overall market, which was strong during the period.

The Fund underperformed its style-specific index primarily due to declines in Fund holdings Aon and Federated Investors. Below average returns in regional bank holdings, as well as not owning any real estate investment trusts (REITs), which were strong performers during the period, also detracted from Fund performance.

Your Fund’s long-term performance appears on page 7.

Fund vs. Indexes

Cumulative total returns, 3/31/06–9/30/06, excluding applicable sales charges. If applicable sales charges were included, returns would be lower.

Class A Shares	5.07%
Class B Shares	4.65
Class C Shares	4.66
Investor Class Shares	5.08
S&P 500 Index (Broad Market Index)	4.14
S&P 500 Financials Index (Style-Specific Index)	7.85
Lipper Financial Services Funds Index (Peer Group Index)	3.68

Source: Lipper Inc.

How we invest

Our goal is to create wealth for shareholders. We maintain a long-term investment horizon and invest in two primary opportunities we believe have historically resulted in superior investment returns within the financials sector:

•  Financial companies trading at a significant discount to our estimate of intrinsic value because of excessive short-term investor pessimism. Estimated intrinsic value is a measure based primarily on the estimated future cash flows generated by the businesses.

•  Reasonably valued financial companies that demonstrate superior capital discipline by returning excess capital to shareholders in the form of dividends and share repurchases.

We maintain a proprietary database of intrinsic value estimates and screen financial companies for those of acceptable quality. Purchase candidates are subject to exhaustive fundamental analysis. We focus on the drivers of estimated intrinsic value such as normalized earnings power, marginal returns on economic equity (which adjusts for distortions present in accounting numbers) and sustainable growth. Additionally, we strive to understand a company’s ability and willingness to grow capital returned to shareholders in the future. Finally, we focus on quality, including competitive position, management and financial strength.

The result is normally a portfolio of 35–50 stocks which we believe are attractive from both a valuation and capital discipline perspective. In constructing a portfolio, we attempt to mitigate risk in multiple ways; one approach is by diversifying holdings across industries and businesses that react in different ways to changes in interest rates and economic cycles.

We believe a portfolio of undervalued and capital-disciplined quality financial companies that profitably grow cash flows over time provides the best opportunity for superior long-term investment results.

(continued)

Portfolio composition

By industry
Other Diversified Financial Services	23.0%
Thrifts & Mortgage Finance	13.2
Investment Banking & Brokerage	8.6
Property & Casualty Insurance	8.3
Regional Banks	8.3
Asset Management & Custody Banks	7.8
Diversified Banks	7.3
Multi-Line Insurance	6.4
Insurance Brokers	6.1
Consumer Finance	3.0
Diversified Capital Markets	2.1
Specialized Consumer Services	1.1
Life & Health Insurance	0.4
Money Market Funds Plus Other Assets Less Liabilities	4.4

Top 10 equity holdings*

1.	JPMorgan Chase & Co.	8.6%
2.	Citigroup Inc.	8.1
3.	Fannie Mae	6.6
4.	Bank of America Corp.	6.4
5.	Merrill Lynch & Co., Inc.	4.9
6.	Bank of New York Co., Inc. (The)	4.0
7.	Hartford Financial Services Group, Inc. (The)	4.0
8.	ACE Ltd.	3.8
9.	Marsh & McLennan Cos., Inc.	3.7
10.	Freddie Mac	3.7

Total net assets and holdings

Total Net Assets	$674.9 million
Total Number of Holdings*	35

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

5

AIM Financial Services Fund

Market conditions and your Fund

The investment backdrop for the financials sector was heavily impacted by several factors including U.S. Federal Reserve Board (the Fed) policy, capital markets activity and the health of the economy, which drives credit losses.  The macroeconomic environment has changed little as the Fed has been methodically raising interest rates over the past two years (since June 2004) while the economy has continued to grow at a moderate pace. Investor expectations regarding the end of interest rate increases by the Fed has varied over the last year, causing swings in financials stocks.  The Fed’s pause in interest rate hikes, coupled with robust capital markets, allowed financials stocks to post gains during the reporting period.

The Fund’s largest contributors during the period were JPMorgan Chase, Bank of America and Morgan Stanley. All benefited from a robust capital markets environment and rotation to large-cap financials as investors anticipated an end to Fed tightening. More importantly, JPMorgan Chase and Morgan Stanley, under the leadership of new chief executive officers, showed signs of improved operating and financial performance. Bank of America continued its top-notch performance in retail banking while progressing with the integration of recently acquired credit card issuer MBNA, as consumer credit losses remained at historic lows. A new chief financial officer has also brought new discipline to balance sheet management. The Fund continued to hold meaningful positions in all three companies at period end.

Detractors from performance included Aon and Federated Investors, both declining more than 10% during the period. Aon, the world’s second largest insurance broker, declined after earnings failed to meet analysts’ estimates. We believed this was a temporary setback for new management on the way to reinvigorating Aon’s under-appreciated global franchise. Federated Investors also declined after missing analysts’ estimates. We believe Federated Investors has an attractive position in the money market fund business and management comments support our expectation that the company can improve operating margins, which have been under pressure as the interest rate cycle has negatively impacted money market fund assets under management.  The company raised its dividend 20% and continued to aggressively repurchase shares. We continued to hold both stocks at the end of the reporting period.

Consistent with our relatively low turnover approach, the composition of the portfolio did not change significantly during the reporting period. Based on valuation, we eliminated our remaining position in Lehman Brothers and reduced holdings in Hartford Financial, Prudential, Wells Fargo and Bank of New York. We initiated positions in Security Capital Assurance and National Financial Partners (NFP). The opportunity to buy established bond insurer Security Capital at an attractive price arose from the need of its former parent, XL Capital, to take the company public as part of a plan to fortify its balance sheet after last year’s devastating hurricanes. NFP’s stock price was down about 40% and we believe investors overreacted to margin pressure that could prove transitory. We believe NFP, a distributor of insurance products to high net worth individuals, is trading at a substantial discount to its estimated intrinsic value.

At the close of the reporting period, the portfolio continued to have significant holdings in the largest diversified U.S. financial companies which we presently believe to be among the most attractive investment opportunities in the sector. Given recent strong performance by financial stocks coupled with rising risks in the sector (an inverted yield curve and the sharp slowdown in residential housing activity), we believe valuation levels demand heightened selectivity when investing within the sector.

In closing

Regardless of the macroeconomic environment, we remain focused on identifying financial companies that are undervalued and exhibit capital discipline. Thank you for your investment in AIM Financial Services Fund.

The views and opinions expressed in management’s discussion of Fund performance are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market,  country, industry, security or the Fund. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and index
disclosures on the inside front cover.

[SIMON

PHOTO]

Michael J. Simon

Chartered Financial Analyst, senior portfolio manager, is lead manager of AIM Financial Services Fund. He started his investment career in 1989 and joined AIM in 2001. Mr. Simon earned his B.B.A. in finance from Texas Christian University and an M.B.A. with high honors from the Graduate School of Business at the University of Chicago.

[WALSH

PHOTO]

Meggan M. Walsh

Chartered Financial Analyst, senior portfolio manager, is manager of AIM Financial Services Fund. She began her investment career in 1987 and joined AIM in 1991. Ms. Walsh earned a bachelor’s degree in finance from the University of Maryland and an M.B.A. from Loyola College.

Assisted by the Financial Services Team

For a presentation of your Fund’s long-term performance, please see page 7.

6

AIM Financial Services Fund

Your Fund’s long-term performance

Average Annual Total Returns

As of 9/30/06, including applicable sales charges

Class A Shares
Inception (3/28/02)	4.80%
1 Year	11.88

Class B Shares
Inception (3/28/02)	5.14%
1 Year	12.50

Class C Shares
Inception (2/14/00)	7.81%
5 Years	6.84
1 Year	16.52

Investor Class Shares
Inception (6/2/86)	13.89%
10 Years	11.14
5 Years	7.78
1 Year	18.40

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved.  The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the advisor not waived fees and/or reimbursed expenses for the Fund’s Class A and Class B shares in the past, performance would have been lower.

Continued from inside front cover

Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

7

AIM Financial Services Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2006, through September 30, 2006.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The Fund’s actual cumulative total returns at net asset value after expenses for the six months ended September 30, 2006, appear in the table “Fund vs. Indexes” on page 5.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included,  your costs would have been higher.

		ACTUAL		HYPOTHETICAL
				(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(4/1/06)	(9/30/06)(1)	Period(2)	(9/30/06)	Period(2)	Ratio
A	$1,000.00	$1,050.70	$6.68	$1,018.55	$6.58	1.30%
B	1,000.00	1,046.50	10.52	1,014.79	10.35	2.05
C	1,000.00	1,046.60	10.52	1,014.79	10.35	2.05
Investor	1,000.00	1,050.80	6.68	1,018.55	6.58	1.30

(1)          The actual ending account value is based on the actual total return of the Fund for the period April 1, 2006, through September 30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses. The Fund’s actual cumulative total returns at net asset value after expenses for the six months ended September 30, 2006, appear in the table “Fund vs. Indexes” on page 5.

(2)          Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

8

AIM Financial Services Fund

Approval of Investment Advisory Agreement

The Board of Trustees of AIM Sector Funds (the “Board”) oversees the management of AIM Financial Services Fund (the “Fund”) and, as required by law, determines annually whether to approve the continuance of the Fund’s advisory agreement with A I M Advisors, Inc. (“AIM”). Based upon the recommendation of the Investments Committee of the Board, at a meeting held on June 27, 2006, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the “Advisory Agreement”) between the Fund and AIM for another year, effective July 1, 2006.

The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement at the meeting on June 27, 2006 and as part of the Board’s ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

One responsibility of the independent Senior Officer of the Fund is to manage the process by which the Fund’s proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arms’ length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below.

The discussion below serves as a summary of the Senior Officer’s independent written evaluation, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Advisory Agreement is fair and reasonable and would have been obtained through arm’s length negotiations.

Unless otherwise stated, information presented below is as of June 27, 2006 and does not reflect any changes that may have occurred since June 27, 2006, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

•  The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

•  The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board considered such issues as AIM’s portfolio and product review process, various back office support functions provided by AIM and AIM’s equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

•  The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund’s performance in such periods was below the median performance of such comparable funds. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. The Board noted that AIM has recently made changes to the Fund’s portfolio management team, which need more time to be evaluated before a conclusion can be made that the changes have addressed the Fund’s under-performance. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. However, due to the Fund’s under-performance, the Board also concluded that it would be appropriate for the Board to continue to closely monitor and review the performance of the Fund. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•  The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Financial Services Fund Index. The Board noted that the Fund’s performance in such periods was below the performance of such Index. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. The Board noted that AIM has recently made changes to the Fund’s portfolio management team, which need more time to be evaluated before a conclusion can be made that the changes have addressed the Fund’s under-performance. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. However, due to the Fund’s under-performance, the Board also concluded that it would be appropriate for the Board to continue to closely monitor and review the performance of the Fund. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•  Meetings with the Fund’s portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund’s portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

•  Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

•  Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the effective advisory fee rate (before waivers) for the Fund under the Advisory Agreement. The Board noted that this rate was comparable to the effective sub-advisory fee rate for one variable insurance fund sub-advised by an AIM affiliate and offered to insurance company separate accounts with investment strategies comparable to those of the Fund, although the total advisory fees for such variable insurance fund were above those for the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund’s total annual operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•  Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level at the end of the past calendar year and noted that the Fund’s rate was comparable to the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund’s total annual operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

(continued)

9

AIM Financial Services Fund

•  Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2007 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect through June 30, 2007. The Board noted that AIM has voluntarily agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the voluntary nature of this fee waiver/expense limitation and noted that it can be terminated at any time by AIM without further notice to investors. The Board considered the effect these fee waivers/expense limitations would have on the Fund’s estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

•  Breakpoints and economies of scale. The Board reviewed the structure of the Fund’s advisory fee under the Advisory Agreement, noting that it includes six breakpoints. The Board reviewed the level of the Fund’s advisory fees, and noted that such fees, as a percentage of the Fund’s net assets, have decreased as net assets increased because the Advisory Agreement includes breakpoints. The Board noted that, due to the Fund’s asset levels at the end of the past calendar year and the way in which the advisory fee breakpoints have been structured, the Fund has yet to fully benefit from the breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2007 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund’s fee levels under the Advisory Agreement therefore reflect economies of scale and that it was not necessary to change the advisory fee breakpoints in the Fund’s advisory fee schedule.

•  Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements, if any (collectively, “cash balances”) of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests uninvested cash in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.

•  Independent written evaluation and recommendations of the Fund’s Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM’s affiliates, had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer’s written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer’s written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider whether the advisory fee waivers for certain equity AIM Funds, including the Fund, should be simplified. The Board concluded that it would be advisable to consider this issue and reach a decision prior to the expiration date of such advisory fee waivers.

•  Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM’s (and its affiliates’) investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM’s operations remain profitable, although increased expenses in recent years have reduced AIM’s profitability. Based on the review of the profitability of AIM’s and its affiliates’ investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

•  Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through “soft dollar” arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

•  AIM’s financial soundness in light of the Fund’s needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

•  Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board’s knowledge of AIM’s operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

•  Other factors and current trends. The Board considered the steps that AIM and its affiliates have taken over the last several years, and continue to take, in order to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that these steps taken by AIM have improved, and are likely to continue to improve, the quality and efficiency of the services AIM and its affiliates provide to the Fund in each of these areas, and support the Board’s approval of the continuance of the Advisory Agreement for the Fund.

10

AIM Financial Services Fund

Schedule of Investments

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks–95.57%
Asset Management & Custody Banks–7.81%
Bank of New York Co., Inc. (The)	773,000	$27,255,980
Federated Investors, Inc.-Class B	460,340	15,564,095
State Street Corp.	158,500	9,890,400
		52,710,475
Consumer Finance–2.96%
Capital One Financial Corp.	253,900	19,971,774
Diversified Banks–7.34%
Anglo Irish Bank Corp. PLC (Ireland)(a)	468,600	7,689,864
U.S. Bancorp	506,700	16,832,574
Wachovia Corp.	371,200	20,712,960
Wells Fargo & Co.	118,400	4,283,712
		49,519,110
Diversified Capital Markets–2.09%
UBS A.G. (Switzerland)	238,000	14,115,780
Insurance Brokers–6.07%
Aon Corp.	367,800	12,457,386
Marsh & McLennan Cos., Inc.	881,300	24,808,595
National Financial Partners Corp.	90,689	3,720,970
		40,986,951
Investment Banking & Brokerage–8.57%
Merrill Lynch & Co., Inc.	426,600	33,368,652
Morgan Stanley	335,800	24,483,178
		57,851,830
Life & Health Insurance–0.41%
Prudential Financial, Inc.	36,657	2,795,096
Multi-Line Insurance–6.37%
American International Group, Inc.	112,352	7,444,443
Genworth Financial Inc.-Class A	237,000	8,297,370
Hartford Financial Services Group, Inc. (The)	313,700	27,213,475
		42,955,288
Other Diversified Financial Services–23.02%
Bank of America Corp.	811,612	43,478,055
Citigroup Inc.	1,088,401	54,060,878
JPMorgan Chase & Co.	1,231,972	57,853,405
		155,392,338

	Shares	Value
Property & Casualty Insurance–8.33%
ACE Ltd.	463,300	$25,356,409
MBIA Inc.	252,000	15,482,880
Security Capital Assurance Ltd.(b)	360,000	8,622,000
St. Paul Travelers Cos., Inc. (The)	144,067	6,755,302
		56,216,591
Regional Banks–8.28%
Cullen/Frost Bankers, Inc.	63,200	3,654,224
Fifth Third Bancorp	628,350	23,927,568
North Fork Bancorp., Inc.	438,500	12,558,640
SunTrust Banks, Inc.	120,500	9,312,240
Zions Bancorp.	80,200	6,400,762
		55,853,434
Specialized Consumer Services–1.11%
H&R Block, Inc.	344,000	7,478,560
Thrifts & Mortgage Finance–13.21%
Fannie Mae	797,400	44,582,634
Freddie Mac	372,000	24,674,760
Hudson City Bancorp, Inc.	596,700	7,906,275
PMI Group, Inc. (The)	273,100	11,964,511
		89,128,180
Total Common Stocks (Cost $460,812,335)		644,975,407
Money Market Funds–2.70%
Liquid Assets Portfolio-Institutional Class(c)	9,120,983	9,120,983
Premier Portfolio-Institutional Class(c)	9,120,983	9,120,983
Total Money Market Funds (Cost $18,241,966)		18,241,966
TOTAL INVESTMENTS–98.27% (Cost $479,054,301)		663,217,373
OTHER ASSETS LESS LIABILITIES–1.73%		11,702,650
NET ASSETS–100.00%		$674,920,023

Notes to Schedule of Investments:

(a)  In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at September 30, 2006 represented 1.14% of the Fund's Net Assets. See Note 1A.

(b)  Non-income producing security.

(c)  The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

F-1

AIM Financial Services Fund

Statement of Assets and Liabilities

September 30, 2006

(Unaudited)

Assets:
Investments, at value (cost $460,812,335)	$644,975,407
Investments in affiliated money market funds (cost $18,241,966)	18,241,966
Total investments (cost $479,054,301)	663,217,373
Receivables for:
Investments sold	15,396,380
Fund shares sold	472,047
Dividends	919,937
Fund expenses absorbed	32,867
Investment for trustee deferred compensation and retirement plans	153,289
Other assets	19,315
Total assets	680,211,208
Liabilities:
Payables for:
Investments purchased	3,710,567
Fund shares reacquired	781,644
Trustee deferred compensation and retirement plans	203,986
Accrued distribution fees	177,465
Accrued trustees' and officer's fees and benefits	449
Accrued transfer agent fees	318,137
Accrued operating expenses	98,937
Total liabilities	5,291,185
Net assets applicable to shares outstanding	$674,920,023
Net assets consist of:
Shares of beneficial interest	$417,789,991
Undistributed net investment income	6,053,422
Undistributed net realized gain from investment securities and foreign currencies	66,913,538
Unrealized appreciation of investment securities	184,163,072
$674,920,023

Net Assets:
Class A	$70,823,726
Class B	$48,716,109
Class C	$18,297,654
Investor Class	$537,082,534
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	2,388,663
Class B	1,653,503
Class C	636,487
Investor Class	18,018,311
Class A:
Net asset value per share	$29.65
Offering price per share (Net asset value of $29.65 ÷ 94.50%)	$31.38
Class B:
Net asset value and offering price per share	$29.46
Class C:
Net asset value and offering price per share	$28.75
Investor Class:
Net asset value and offering price per share	$29.81

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

F-2

AIM Financial Services Fund

Statement of Operations

For the six months ended September 30, 2006

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $104,780)	$8,397,978
Dividends from affiliated money market funds	390,397
Total investment income	8,788,375
Expenses:
Advisory fees	2,361,589
Administrative services fees	92,396
Custodian fees	33,349
Distribution fees:
Class A	86,029
Class B	247,634
Class C	89,980
Investor Class	670,379
Transfer agent fees	896,280
Trustees' and officer's fees and benefits	15,888
Other	183,455
Total expenses	4,676,979
Less: Fees waived, expenses reimbursed and expense offset arrangement	(53,761)
Net expenses	4,623,218
Net investment income	4,165,157
Realized and unrealized gain (loss) from investment securities and foreign currencies:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $349,952)	32,064,280
Foreign currencies	(941)
32,063,339
Change in net unrealized appreciation (depreciation) of investment securities	(3,821,320)
Net gain from investment securities and foreign currencies	28,242,019
Net increase in net assets resulting from operations	$32,407,176

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

F-3

AIM Financial Services Fund

Statement of Changes In Net Assets

For the six months ended September 30, 2006 and the year ended March 31, 2006

(Unaudited)

	September 30, 2006	March 31, 2006
Operations:
Net investment income	$4,165,157	$8,015,084
Net realized gain from investment securities and foreign currencies	32,063,339	56,565,230
Change in net unrealized appreciation (depreciation) of investment securities	(3,821,320)	48,823,021
Net increase in net assets resulting from operations	32,407,176	113,403,335
Distributions to shareholders from net investment income:
Class A	—	(1,022,752)
Class B	—	(319,663)
Class C	—	(124,637)
Investor Class	—	(7,756,438)
Total distributions from net investment income	—	(9,223,490)
Distributions to shareholders from net realized gains:
Class A	—	(7,683,669)
Class B	—	(5,527,000)
Class C	—	(2,154,934)
Investor Class	—	(56,498,589)
Total distributions from net realized gains	—	(71,864,192)
Decrease in net assets resulting from distributions	—	(81,087,682)
Share transactions-net:
Class A	(3,834,961)	(13,572,042)
Class B	(6,242,514)	(15,144,190)
Class C	(1,348,308)	(5,844,666)
Class K	—	(1,167,127)
Investor Class	(52,297,915)	(95,012,942)
Net increase (decrease) in net assets resulting from share transactions	(63,723,698)	(130,740,967)
Net increase (decrease) in net assets	(31,316,522)	(98,425,314)
Net assets:
Beginning of period	706,236,545	804,661,859
End of period (including undistributed net investment income of $6,053,422 and $1,888,265, respectively)	$674,920,023	$706,236,545

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

F-4

AIM Financial Services Fund

Notes to Financial Statements

September 30, 2006

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Financial Services Fund (the "Fund") is a series portfolio of AIM Sector Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund's investment objective is to seek capital growth.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and

F-5

AIM Financial Services Fund

ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F.  Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.  Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

J.  Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

Average Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

F-6

AIM Financial Services Fund

AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Investor Class shares to 1.30%, 2.05%, 2.05% and 1.30% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended September 30, 2006, AIM waived advisory fees of $34,763.

At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $1,851.

The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended September 30, 2006, AIM was paid $92,396.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2006, the Fund paid AIS $896,280.

The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended September 30, 2006, the Class A, Class B, Class C and Investor Class shares paid $86,029, $247,634, $89,980 and $670,379, respectively.

Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2006, ADI advised the Fund that it retained $5,463 in front-end sales commissions from the sale of Class A shares and $0, $10,415 and $1,283 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended September 30, 2006.

Fund	Value 03/31/06	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 09/30/06	Dividend Income	Realized Gain (Loss)
Liquid Assets Portfolio–Institutional Class	$—	$22,240,579	$(13,119,596)	$—	$9,120,983	$108,611	$—
Premier Portfolio-Institutional Class	15,636,790	48,883,844	(55,399,651)	—	9,120,983	281,786	—
Total	$15,636,790	$71,124,423	$(68,519,247)	$—	$18,241,966	$390,397	$—

F-7

AIM Financial Services Fund

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended September 30, 2006, the Fund engaged in securities sales of $2,028,911, which resulted in net realized gains of $349,952 and securities purchases of $0.

NOTE 5—Expense Offset Arrangement

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $17,147.

NOTE 6—Trustees' and Officer's Fees and Benefits

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended September 30, 2006, the Fund paid legal fees of $2,236 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

During the six months ended September 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

The Fund did not have a capital loss carryforward as of March 31, 2006.

F-8

AIM Financial Services Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2006 was $16,455,949 and $90,850,007, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$207,613,879
Aggregate unrealized (depreciation) of investment securities	(24,001,832)
Net unrealized appreciation of investment securities	$183,612,047

Cost of investments for tax purposes is $479,605,326.

NOTE 10—Share Information

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Investor Class. The Fund formerly offered Class K shares; however, as of the close of business October 21, 2005, the Class K shares were converted to Class A shares. Investor Class shares of the Fund are offered only to certain grandfathered investors.

Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.

Changes in Shares Outstanding

	Six months ended September 30, 2006(a)		Year ended March 31, 2006
	Shares	Amount	Shares	Amount
Sold:
Class A	207,256	$5,922,332	716,557	$20,378,029
Class B	72,142	2,046,184	115,738	3,288,138
Class C	73,750	2,068,362	135,095	3,802,796
Class K(b)	—	—	4,938	134,706
Investor Class	417,197	11,919,427	1,347,245	38,588,249
Issued as reinvestment of dividends:
Class A	—	—	293,912	8,111,992
Class B	—	—	199,024	5,491,059
Class C	—	—	79,642	2,143,962
Investor Class	—	—	2,249,021	62,410,343
Automatic conversion of Class B shares to Class A shares:(c)
Class A	45,143	1,285,571	114,476	3,199,620
Class B	(45,340)	(1,285,571)	(114,907)	(3,199,620)
Conversion of Class K shares to Class A shares:
Class A	—	—	35,449	994,706
Class K(b)	—	—	(36,250)	(994,706)
Reacquired:
Class A	(390,053)	(11,042,864)	(1,644,381)	(46,256,389)
Class B	(248,092)	(7,003,127)	(738,274)	(20,723,767)
Class C	(124,360)	(3,416,670)	(430,546)	(11,791,424)
Class K(b)	—	—	(11,150)	(307,127)
Investor Class	(2,252,820)	(64,217,342)	(6,912,773)	(196,011,534)
	(2,245,177)	$(63,723,698)	(4,597,184)	$(130,740,967)

(a)  There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 20% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

(b)  Class K shares activity for the period April 1, 2005 through October 21, 2005 (date of conversion).

(c)  Effective as of close of business October 21, 2005, all outstanding Class K shares were converted to Class A shares of the Fund.

F-9

AIM Financial Services Fund

NOTE 11—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30,		Year ended March 31,
	2006		2006	2005	2004	2003(a)
Net asset value, beginning of period	$28.22		$27.16	$30.83	$21.68	$28.22
Income from investment operations:
Net investment income	0.19	(b)	0.32 (b)	0.23 (b)	0.16 (b)	0.06
Net gains (losses) on securities (both realized and unrealized)	1.24		4.05	(1.19)	9.10	(6.37)
Total from investment operations	1.43		4.37	(0.96)	9.26	(6.31)
Less distributions:
Dividends from net investment income	—		(0.39)	(0.20)	(0.11)	(0.20)
Distributions from net realized gains	—		(2.92)	(2.51)	—	(0.03)
Total distributions	—		(3.31)	(2.71)	(0.11)	(0.23)
Net asset value, end of period	$29.65		$28.22	$27.16	$30.83	$21.68
Total return(c)	5.07%		16.36%	(3.57)%	42.78%	(22.36)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$70,824		$71,297	$81,761	$111,766	$5,311
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.30	%(d)	1.32%	1.38%	1.41%	1.38%
Without fee waivers and/or expense reimbursements	1.31	%(d)	1.32%	1.39%	1.66%	1.51%
Ratio of net investment income to average net assets	1.31	%(d)	1.12%	0.79%	0.55%	0.49%
Portfolio turnover rate(e)	3%		3%	53%	57%	60%

(a)  Class commenced sales on March 28, 2002.

(b)  Calculated using average shares outstanding.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $68,634,718.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

F-10

AIM Financial Services Fund

NOTE 12—Financial Highlights—(continued)

	Class B
	Six months ended September 30,		Year ended March 31,
	2006		2006	2005	2004		2003(a)
Net asset value, beginning of period	$28.15		$27.10	$30.82	$21.74		$28.22
Income from investment operations:
Net investment income (loss)	0.08	(b)	0.11 (b)	0.04 (b)	(0.03	)(b)	(0.03)
Net gains (losses) on securities (both realized and unrealized)	1.23		4.03	(1.19)	9.11		(6.30)
Total from investment operations	1.31		4.14	(1.15)	9.08		(6.33)
Less distributions:
Dividends from net investment income	—		(0.17)	(0.06)	(0.00)		(0.11)
Distributions from net realized gains	—		(2.92)	(2.51)	—		(0.04)
Total distributions	—		(3.09)	(2.57)	(0.00)		(0.15)
Net asset value, end of period	$29.46		$28.15	$27.10	$30.82		$21.74
Total return(c)	4.65%		15.51%	(4.19)%	41.78%		(22.48)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$48,716		$52,773	$65,390	$92,137		$990
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	2.05	%(d)	2.04%	2.03%	2.06%		2.09%
Without fee waivers and/or expense reimbursements	2.06	%(d)	2.04%	2.04%	2.34%		2.40%
Ratio of net investment income (loss) to average net assets	0.56	%(d)	0.40%	0.14%	(0.10)%		(0.20)%
Portfolio turnover rate(e)	3%		3%	53%	57%		60%

(a)  Class commenced sales on March 28, 2002.

(b)  Calculated using average shares outstanding.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $49,391,561.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

	Class C
	Six months ended September 30,		Year ended March 31,
	2006		2006	2005	2004		2003	2002
Net asset value, beginning of period	$27.47		$26.51	$30.20	$21.38		$27.89	$28.72
Income from investment operations:
Net investment income (loss)	0.08	(a)	0.11 (a)	0.04 (a)	(0.12	)(a)	(0.25)	(0.10)
Net gains (losses) on securities (both realized and unrealized)	1.20		3.94	(1.16)	8.94		(6.22)	0.87
Total from investment operations	1.28		4.05	(1.12)	8.82		(6.47)	0.77
Less distributions:
Dividends from net investment income	—		(0.17)	(0.06)	(0.00)		—	—
Distributions from net realized gains	—		(2.92)	(2.51)	—		(0.04)	(1.60)
Total distributions	—		(3.09)	(2.57)	(0.00)		(0.04)	(1.60)
Net asset value, end of period	$28.75		$27.47	$26.51	$30.20		$21.38	$27.89
Total return(b)	4.66%		15.51%	(4.18)%	41.27%		(23.22)%	2.98%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$18,298		$18,872	$23,932	$38,696		$10,026	$16,880
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	2.05	%(c)	2.04%	2.03%	2.38%		2.45%	2.07%
Without fee waivers and/or expense reimbursements	2.06	%(c)	2.04%	2.04%	2.38%		2.45%	2.07%
Ratio of net investment income (loss) to average net assets	0.56	%(c)	0.40%	0.14%	(0.42)%		(0.68)%	(0.57)%
Portfolio turnover rate(d)	3%		3%	53%	57%		60%	81%

(a)  Calculated using average shares outstanding.

(b)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(c)  Ratios are annualized and based on average daily net assets of $17,946,785.

(d)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

F-11

AIM Financial Services Fund

NOTE 12—Financial Highlights—(continued)

	Investor Class
	Six months ended September 30,		Year ended March 31,
	2006		2006	2005	2004	2003	2002
Net asset value, beginning of period	$28.37		$27.30	$30.96	$21.77	$28.22	$28.88
Income from investment operations:
Net investment income	0.19	(a)	0.33 (a)	0.27 (a)	0.15 (a)	0.10	0.07
Net gains (losses) on securities (both realized and unrealized)	1.25		4.06	(1.19)	9.14	(6.42)	0.94
Total from investment operations	1.44		4.39	(0.92)	9.29	(6.32)	1.01
Less distributions:
Dividends from net investment income	—		(0.40)	(0.23)	(0.10)	(0.10)	(0.07)
Distributions from net realized gains	—		(2.92)	(2.51)	—	(0.03)	(1.60)
Total distributions	—		(3.32)	(2.74)	(0.10)	(0.13)	(1.67)
Net asset value, end of period	$29.81		$28.37	$27.30	$30.96	$21.77	$28.22
Total return(b)	5.08%		16.36%	(3.44)%	42.73%	(22.39)%	3.82%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$537,083		$563,294	$632,450	$846,933	$734,440	$1,234,230
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.30	%(c)	1.30%	1.28%	1.42%	1.40%	1.27%
Without fee waivers and/or expense reimbursements	1.31	%(c)	1.30%	1.29%	1.42%	1.40%	1.27%
Ratio of net investment income to average net assets	1.31	%(c)	1.14%	0.89%	0.54%	0.38%	0.24%
Portfolio turnover rate(d)	3%		3%	53%	57%	60%	81%

(a)  Calculated using average shares outstanding.

(b)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.

(c)  Ratios are annualized and based on average daily net assets of $534,838,210.

(d)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

F-12

AIM Financial Services Fund

NOTE 13—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds;

•  that certain AIM Funds inadequately employed fair value pricing;

•  that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

•  that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

F-13

AIM Financial Services Fund

NOTE 13—Legal Proceedings—(continued)

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

F-14

AIM Financial Services Fund

Trustees and Officers

Board of Trustees

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Chair

Albert R. Dowden

Jack M. Fields

Carl Frischling

Robert H. Graham

Vice Chair

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Larry Soll

Raymond Stickel Jr.

Philip A. Taylor

Officers

Philip A. Taylor

President and Principal
Executive Officer

Todd L. Spillane

Chief Compliance Officer

Russell C. Burk

Senior Vice President and Senior Officer

John M. Zerr

Senior Vice President, Secretary and Chief Legal Officer

Sidney M. Dilgren

Vice President, Treasurer and
Principal Financial Officer

Lisa O. Brinkley

Vice President

Kevin M. Carome

Vice President

J. Philip Ferguson

Vice President

Karen Dunn Kelley

Vice President

Office of the Fund

11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Investment Advisor

A I M Advisors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Transfer Agent

AIM Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110-2801

Counsel to the Fund

Ballard Spahr
Andrews & Ingersoll, LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

Counsel to the Independent Trustees

Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Distributor

A I M Distributors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

F-15

Domestic Equity

AIM Basic Balanced Fund*

AIM Basic Value Fund

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Diversified Dividend Fund

AIM Dynamics Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM S&P 500 Index Fund

AIM Select Equity Fund

AIM Small Cap Equity Fund

AIM Small Cap Growth Fund(1)

AIM Structured Core Fund

AIM Structured Growth Fund

AIM Structured Value Fund

AIM Summit Fund

AIM Trimark Endeavor Fund

AIM Trimark Small Companies Fund

*Domestic equity and income fund

International/Global Equity

AIM Asia Pacific Growth Fund

AIM China Fund

AIM Developing Markets Fund

AIM European Growth Fund

AIM European Small Company Fund(1)

AIM Global Aggressive Growth Fund

AIM Global Equity Fund

AIM Global Growth Fund

AIM Global Value Fund

AIM Japan Fund

AIM International Core Equity Fund

AIM International Growth Fund

AIM International Small Company Fund(1)

AIM Trimark Fund

Sector Equity

AIM Advantage Health Sciences Fund

AIM Energy Fund

AIM Financial Services Fund

AIM Global Health Care Fund

AIM Global Real Estate Fund

AIM Gold & Precious Metals Fund

AIM Leisure Fund

AIM Multi-Sector Fund

AIM Real Estate Fund(1)

AIM Technology Fund

AIM Utilities Fund

Fixed Income

TAXABLE

AIM Enhanced Short Bond Fund

AIM Floating Rate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM International Bond Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Short Term Bond Fund

AIM Total Return Bond Fund

Premier Portfolio

Premier U.S. Government Money Portfolio

TAX-FREE

AIM High Income Municipal Fund(1)

AIM Municipal Bond Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

Premier Tax-Exempt Portfolio

Allocation Solutions

AIM Conservative Allocation Fund

AIM Growth Allocation Fund

AIM Moderate Allocation Fund

AIM Moderate Growth Allocation Fund

AIM Moderately Conservative Allocation Fund

Diversified Portfolios

AIM Income Allocation Fund

AIM International Allocation Fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may  continue to invest in the Fund, please see the appropriate prospectus.

If used after January 20, 2007, this report must be accompanied by a Fund Performance & Commentary or  by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by  A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since  1976. AIM is a subsidiary of AMVESCAP PLC, one of the world’s largest independent financial services companies with $441 billion in assets under management. Data as of September 30, 2006.

Consider the investment objectives, risks, and charges and expenses carefully. For this and other information about AIM Funds, obtain a prospectus from your financial advisor and read it carefully before investing.

AIMinvestments.com	I-FSE-SAR-1	A I M Distributors, Inc.

[Your goals. Our solutions.]

– registered trademark –

Mutual	Retirement	Annuities	College	Separately	Offshore	Cash
Funds	Products		Savings	Managed	Products	Management
			Plans	Accounts

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AIM Gold & Precious Metals Fund

Semiannual Report to Shareholders • September 30, 2006

[COVER GLOBE IMAGE]

SECTOR EQUITY

Commodities

Supplemental Information	2
Letters to Shareholders	3
Performance Summary	5
Management Discussion	5
Long-term Fund Performance	7
Fund Expenses	8
Approval of Advisory Agreement	9
Schedule of Investments	F-1
Financial Statements	F-3
Notes to Financial Statements	F-6
Financial Highlights	F-12
Trustees and Officers	F-15

[AIM investment solutions]

[Graphic]	[Graphic]	[Graphic]

[Domestic	[International/	[Sector
Equity]	Global Equity]	Equity]

[Graphic]	[Graphic]	[Graphic]

[Fixed	[Allocation	[Diversified
Income]	Solutions]	Portfolios]

[AIM Investments Logo]
– registered trademark –

AIM Gold & Precious Metals Fund

AIM GOLD & PRECIOUS METALS FUND’S investment objective is long-term capital growth.

•  Unless otherwise stated, information presented in this report is as of September 30, 2006, and is based on total net assets.

About share classes

•  Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that had existing accounts invested in Class B shares prior to September 30, 2003, will continue to be allowed to make additional purchases.

•  Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the prospectus.

Principal risks of investing in the Fund

•  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

•  Investing in a fund that invests in smaller companies involves risks not associated with investing in more established companies, such as business risk, stock price fluctuations and illiquidity.

•  Equity stocks are subject to market risk, meaning equity stock prices vary and may fall, thus reducing the value of the fund’s investments. Certain stocks selected for the fund’s portfolio may decline in value more than the overall stock market.

•  Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

•  Because a large percentage of the Fund’s assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the Fund.

•  The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

•  Fluctuations in the price of gold and precious metals often dramatically affect the profitability of the companies in the gold and precious metals sector.

•  To the extent the Fund invests in gold bullion, it will earn no income. Appreciation in market price of gold is the sole manner in which the fund can realize gains on gold bullion. The Fund may have higher storage costs and custody costs in connection with its ownership in gold bullion than those associated with the purchase, holding and sale of more traditional investments.

•  The Fund may engage in active and frequent trading which can increase costs and lower the actual return on a fund. Active trading may also increase short-term gains and losses, which may affect the taxes that must be paid.

About indexes used in this report

•  The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500 —registered trademark— Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

•  The Philadelphia Gold & Silver Index is a capitalization-weighted index on the Philadelphia Stock Exchange that includes the leading companies involved in the mining of gold and silver. Returns for this index are price only.

•  The unmanaged Lipper Gold Funds Index represents an average of the 10 largest gold funds tracked by Lipper Inc., an independent mutual fund performance monitor.

•  The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.

•  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

•  The returns shown in management’s discussion of Fund performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

•  Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with

Continued on page 7

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

Fund NASDAQ Symbols

Class A Shares	IGDAX
Class B Shares	IGDBX
Class C Shares	IGDCX
Investor Class Shares	FGLDX

Not FDIC Insured   May lose value   No bank guarantee

AIMinvestments.com

2

AIM Gold & Precious Metals Fund

[TAYLOR
PHOTO]

Philip Taylor

Dear Shareholders of The AIM Family of Funds —registered trademark—:

We’re pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review in this report, and what factors affected its performance.

It’s been said nothing is certain but death and taxes. We would venture to add that one other thing is certain: Markets change—and change often—in the short term, in response to constantly changing economic, geopolitical and other factors. For example, from April to July, U.S. equity markets demonstrated weakness and volatility as economic data suggested that inflation might be higher than previously estimated. But in August, the U.S. Federal Reserve Board, for the first time in more than two years, chose not to raise short-term interest rates, suggesting that it believed inflation was contained. Together with continuing strong corporate profits and declining oil prices, this caused U.S. equity markets to surge, and as the reporting period drew to a close, major market averages neared multi-year highs. Despite fears about a slowing global economy, most foreign markets demonstrated strength during the reporting period.

While we can’t do anything about the ambiguity and uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments —registered trademark— can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that’s right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios—with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

We’ve changed the look of our annual reports to reflect that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color—green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund’s asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

AIM has a variety of investment solutions, and knowing which ones are right for your portfolio is complex. That’s why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that’s based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

At a recent meeting of the AIM Funds board, Robert H. Graham relinquished his position as president of AIM Funds, a post customarily held by the chief executive officer of AIM Investments. Bob—one of three founders of AIM Investments in 1976—has a well-earned reputation for being one of the most knowledgeable leaders in the mutual fund industry. As I assume Bob’s previous responsibilities, I’m pleased that he’ll remain actively involved as the vice chair of AIM Funds.

Our commitment to you

In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we’re pleased you’ve placed your trust in us.

Information about investing, the markets and your Fund is always available on our Web site, AIMinvestments.com.  If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

Sincerely,

/s/ Philip Taylor

Philip Taylor

President – AIM Funds

CEO, AIM Investments

November 15, 2006

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

3

AIM Gold & Precious Metals Fund

[CROCKETT
PHOTO]

Bruce L. Crockett

Dear Fellow AIM Fund Shareholders:

At our meeting at the end of June, your Board completed its comprehensive review* of each fund’s advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

Looking ahead, your Board finds many reasons to be positive about AIM’s management and strategic direction.  Most importantly, AIM’s investment management discipline is paying off in terms of improved overall performance. While work remains to be done, AIM’s complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the periods ended September 30, 2006. We are also pleased with AIM’s efforts to seek more cost-effective ways of delivering superior service.

In addition, AIM is realizing the benefits of belonging to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $441 billion globally as of September 30, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

The seven new AIM funds—which include Asian funds, structured U.S. equity funds and specialized bond funds—are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM’s Web site.

Your Board is very pleased with the overall direction and progress of the AIM Funds. We’re working closely and effectively with AIM’s management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett

Independent Chair

AIM Funds Board

November 15, 2006

*                 To learn more about all the factors we considered before approving each fund’s advisory agreement, go to the “Products & Performance” tab at the AIM Web site (AIMinvestments.com) and click on “Investment Advisory Agreement Renewals.” The approval of advisory agreement information for your Fund is also included in this semiannual report on pages 9–10.

4

AIM Gold & Precious Metals Fund

Management’s discussion of Fund performance

Performance summary

The price of gold and gold stocks varied greatly over the reporting period ended September 30, 2006, as concerns about the economy, inflation and political tensions in the Middle East fluctuated during the third quarter of 2006. Given this environment, gold as an asset class underperformed the general market over the period. The Fund’s focus on this market segment caused it to underperform the general market for the period. Excluding applicable sales charges, Class A shares returned -4.41% for the period, while the S&P 500 Index gained 4.14%. However, the Fund did outperform its style-specific index, the Philadelphia Gold & Silver Index, which returned -9.32% over the same period, as the index is more heavily concentrated in a few gold stocks.

Your Fund’s long-term performance appears on page 7.

Fund vs. Indexes

Cumulative total returns, 3/31/06–9/30/06, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares	-4.41%
Class B Shares	-4.82
Class C Shares	-4.71
Investor Class Shares	-4.39
S&P 500 Index (Broad Market Index)	4.14
Philadelphia Gold & Silver Index (Style-specific Index)	-9.32
Lipper Gold Funds Index (Peer Group Index)	-4.23

Source: Lipper Inc., Bloomberg L.P.

How we invest

We invest in companies involved in the discovery, mining, processing and exchange of gold and other precious metals. We select stocks based on analysis of individual companies, focusing on companies we believe have the ability to:

•  Increase production capacity at a low cost.

•  Make major gold discoveries on a global basis.

The portfolio will typically include “core companies,” which are major gold and precious metal firms with proven production reserves, and “emerging companies”—mid- to small-sized exploration companies we believe can make significant precious metal discoveries.

We control risk by diversifying among large and small companies in the industry, generally avoiding excessive concentration of assets in a small number of stocks.

We may sell a stock for any of the following reasons:

•  A better investment option becomes available.

•  Valuation becomes too high.

•  Corporate management changes the company’s strategic direction to the detriment of shareholders.

•  A company is adversely affected by a geopolitical or economic event.

Market conditions and your Fund

During the period covered by this report, the Bureau of Economic Analysis confirmed that real gross domestic product grew at a 2.6% annualized rate during the second quarter of 2006, down from 5.6% the previous quarter. The hot housing market cooled as home prices stalled nationwide and new and existing home sales slowed. Oil prices, as measured by West Texas Intermediate Crude, reached a record high in July at $77 per barrel only to drop to $60 per barrel in September. In this environment, the U.S. Federal Reserve Board (the Fed) halted its tightening policy in the third quarter after raising the target federal funds rate to 5.25% during the second quarter. Interest rate increases and economic expansion caused the U.S. dollar to strengthen against other major currencies, and overseas central banks also increased interest rates to show they are vigilant in their fight against inflation. Domestic equity markets were mixed following the end of the first quarter of 2006, with major indexes reaching near highs in May and then retreating over concerns of a weakening economy, inflation and their potential negative effect on consumer spending and corporate profits. Toward the end of the period, however, the S&P 500 Index reached a five-year high.

(continued)

Portfolio composition

By industry
Gold	58.0%
Diversified Metals & Mining	15.4
Precious Metals & Minerals	13.9
Coal & Consumable Fuels	3.1
Investment Companies— Exchange Traded Funds	7.4
Money Market Funds Plus Other Assets Less Liabilities	2.2

Top 10 Equity Holdings*

1. Glamus Gold Ltd. (Canada)	6.8%
2. Barrick Gold Corp. (Canada)	6.0
3. Freeport-McMoRan Copper & Gold, Inc.-Class B	6.0
4. Kinross Gold Corp. (Canada)	5.0
5. Meridian Gold Inc. (Canada)	4.9
6. Agnico-Eagle Mines Ltd (Canada)	4.9
7. streetTRACKS Gold Trust	4.7
8. Eldorado Gold Corp. (Canada)	4.3
9. Goldcorp, Inc. (Canada)	4.1
10. Yamana Gold Inc. (Canada)	4.0

Total Net Assets	$222.8 million

Total Number of Holdings*	32

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

5

AIM Gold & Precious Metals Fund

Despite the Fed’s rate increases, the price of gold reached a near record high during the period—almost $715 an ounce—a level not seen since 1980. Uncertainty regarding the direction of the domestic economy, potential inflation and foreign political tensions caused the price of gold and gold stocks to rise and fall over the period. Investors tend to view gold and gold stocks as a “store of value” for their assets during periods of a weakening U.S. dollar, rising inflation and geopolitical uncertainty.

During the reporting period, your Fund fared better than the Philadelphia Gold & Silver Index due to stock selection and by avoiding concentration in a small number of stocks. Keep in mind that the Fund’s style-specific benchmark is market-cap weighted, and has only 16 holdings. Three of those holdings, Barrick Gold, Newmont Mining and AngloGold (also Fund holdings), account for almost 50% of the index. Two of the stocks, Newmont Mining and AngloGold posted double-digit losses during the period. In contrast, your Fund has twice the holdings and the top 10 holdings account for approximately 51% of assets.

Fund holdings in diversified metals and mining were the largest contributors to performance over the period. Western Silver and Falconbridge Limited are companies engaged in the exploration, processing and marketing of metals and minerals such as silver, copper, nickel, zinc and aluminum. Demand for metal, especially copper, continued to grow as developing countries, such as China and India, build out their infrastructure. We continued to maintain our position in companies we believe could benefit from this demographic trend and overall the Fund’s position in these stocks generally remained constant over the period. However, we subsequently sold both stocks.

Although gold was a drag on Fund performance overall, some of our best performing holdings were companies that are more leveraged to gold. Gold mining companies such as Barrick Gold, Kinross Gold and Bema Gold posted double-digit gains over the period and were among the best performers for the Fund. We subsequently sold Bema Gold. On the other hand, shares of Meridian Gold dropped after legislation was approved to suspend all metal mining activity in Chubut, Argentina, where Meridian holds property waiting to be mined. Shares of diversified mining company Ivanhoe Mines Limited also fell on news of threatened expropriation of assets of its Asian copper-gold mine development by the Mongolian government. Ivanhoe is currently working with the government to come to an equitable agreement for all involved parties. Despite the underperformance during the period, we maintained our positions in the stocks based on what we believe are strong fundamentals.

In closing

As always, we thank you for your continued investment and welcome any new shareholders to AIM Gold & Precious Metals Fund.

The views and opinions expressed in management’s discussion of Fund performance are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and index disclosures on the inside front cover.

[SEGNER

PHOTO]

John S. Segner

Senior portfolio manager, is lead portfolio manager of AIM Gold & Precious Metals Fund. He has more than 20 years of experience in the energy and investment industries. Before joining the Fund’s advisor in 1997, he was a managing director and principal with an investment management company that focused exclusively on publicly-traded energy stocks. Prior to that, he held positions with several energy companies. Mr. Segner earned a B.S. in civil engineering from the University of Alabama and an M.B.A. with a concentration in finance from The University of Texas at Austin.

Assisted by the Energy/Gold/Utilities Team

For a presentation of your Fund’s long-term performance, please see page 7.

6

AIM Gold & Precious Metals Fund

Your Fund’s long-term performance

Average Annual Total Returns

As of 9/30/06, including applicable sales charges

Class A Shares
Inception (3/28/02)	20.76%
1 Year	19.91

Class B Shares
Inception (3/28/02)	21.52%
1 Year	20.71

Class C Shares
Inception (2/14/00)	20.43%
5 Years	25.90
1 Year	24.78

Investor Class Shares
Inception (1/19/84)	0.57%
10 Years	–0.03
5 Years	27.14
1 Year	26.74

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Continued from inside front cover

the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com.  From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings.  Shareholders can also look up the Fund’s Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

7

AIM Gold & Precious Metals Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2006, through September 30, 2006.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The Fund’s actual cumulative total returns at net asset value after expenses for the six months ended September 30, 2006, appear in the table “Fund vs. Indexes” on page 5.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher

		ACTUAL		HYPOTHETICAL
				(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(4/1/06)	(9/30/06)(1)	Period(2)	(9/30/06)	Period(2)	Ratio
A	$1,000.00	$955.90	$6.72	$1,018.20	$6.93	1.37%
B	1,000.00	951.80	10.37	1,014.44	10.71	2.12
C	1,000.00	952.90	10.38	1,014.44	10.71	2.12
Investor	1,000.00	956.10	6.72	1,018.20	6.93	1.37

(1)   The actual ending account value is based on the actual total return of the Fund for the period April 1, 2006, through September 30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses. The Fund’s actual cumulative total returns at net asset value after expenses for the six months ended September 30, 2006, appear in the table “Fund vs. Indexes” on page 5.

(2)   Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

8

AIM Gold & Precious Metals Fund

Approval of Investment Advisory Agreement

The Board of Trustees of AIM Sector Funds (the “Board”) oversees the management of AIM Gold & Precious Metals Fund (the “Fund”) and, as required by law, determines annually whether to approve the continuance of the Fund’s advisory agreement with A I M Advisors, Inc. (“AIM”). Based upon the recommendation of the Investments Committee of the Board, at a meeting held on June 27, 2006, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the “Advisory Agreement”) between the Fund and AIM for another year, effective July 1, 2006.

The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement at the meeting on June 27, 2006 and as part of the Board’s ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

One responsibility of the independent Senior Officer of the Fund is to manage the process by which the Fund’s proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arms’ length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below.

The discussion below serves as a summary of the Senior Officer’s independent written evaluation, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Advisory Agreement is fair and reasonable and would have been obtained through arm’s length negotiations.

Unless otherwise stated, information presented below is as of June 27, 2006 and does not reflect any changes that may have occurred since June 27, 2006, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

•  The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

•  The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board considered such issues as AIM’s portfolio and product review process, various back office support functions provided by AIM and AIM’s equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

•  The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund’s performance was below the performance of such comparable funds for the one and five year periods and comparable to such funds for the three year period. The Board also noted AIM began serving as investment advisor to the Fund in November 2003. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•  The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Gold Fund Index. The Board noted that the Fund’s performance in such periods was comparable to the performance of such Index. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•  Meetings with the Fund’s portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund’s portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

•  Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

•  Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the effective advisory fee rate (before waivers) for the Fund under the Advisory Agreement. The Board noted that this rate was above the effective sub-advisory fee rate for one offshore fund advised and sub-advised by AIM affiliates with investment strategies comparable to those of the Fund, although the total advisory fees for such offshore fund were above those for the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•  Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level at the end of the past calendar year and noted that the Fund’s rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•  Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2007 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect through June 30, 2007. The Board considered the effect this fee waiver would have on the Fund’s estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

•  Breakpoints and economies of scale. The Board reviewed the structure of the Fund’s advisory fee under the Advisory Agreement, noting that it includes six breakpoints. The Board reviewed the level of the Fund’s advisory fees, and noted that such fees, as a

(continued)

9

AIM Gold & Precious Metals Fund

percentage of the Fund’s net assets, would decrease as net assets increase because the Advisory Agreement includes breakpoints. The Board noted that, due to the Fund’s asset levels at the end of the past calendar year and the way in which the advisory fee breakpoints have been structured, the Fund has yet to benefit from the breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2007 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund’s fee levels under the Advisory Agreement therefore would reflect economies of scale at higher asset levels and that it was not necessary to change the advisory fee breakpoints in the Fund’s advisory fee schedule.

•  Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements, if any (collectively, “cash balances”) of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests uninvested cash in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.

•  Independent written evaluation and recommendations of the Fund’s Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM’s affiliates, had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer’s written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer’s written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider whether the advisory fee waivers for certain equity AIM Funds, including the Fund, should be simplified. The Board concluded that it would be advisable to consider this issue and reach a decision prior to the expiration date of such advisory fee waivers.

•  Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM’s (and its affiliates’) investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM’s operations remain profitable, although increased expenses in recent years have reduced AIM’s profitability. Based on the review of the profitability of AIM’s and its affiliates’ investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

•  Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through “soft dollar” arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

•  AIM’s financial soundness in light of the Fund’s needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

•  Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board’s knowledge of AIM’s operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

•  Other factors and current trends. The Board considered the steps that AIM and its affiliates have taken over the last several years, and continue to take, in order to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that these steps taken by AIM have improved, and are likely to continue to improve, the quality and efficiency of the services AIM and its affiliates provide to the Fund in each of these areas, and support the Board’s approval of the continuance of the Advisory Agreement for the Fund.

10

AIM Gold & Precious Metals Fund

Schedule of Investments

September 30, 2006

(Unaudited)

	Shares	Value
Foreign Common Stocks & Other Equity Interests–77.76%
Australia–5.76%
BHP Billiton Ltd.–ADR (Diversified Metals & Mining)	165,000	$6,250,200
Newcrest Mining Ltd. (Gold)(a)(c)	390,000	6,577,289
		12,827,489
Canada–56.40%
Aber Diamond Corp. (Precious Metals & Minerals)	160,000	5,088,567
Agnico-Eagle Mines Ltd. (Gold)	350,000	10,895,500
Barrick Gold Corp. (Gold)	440,000	13,516,800
Cameco Corp. (Coal & Consumable Fuels)	190,000	6,948,300
Eldorado Gold Corp. (Gold)(b)	2,200,000	9,545,536
Glamis Gold Ltd. (Gold)(b)	385,000	15,134,103
Goldcorp, Inc. (Gold)	390,000	9,204,000
IAMGOLD Corp. (Gold)	850,000	7,185,990
Ivanhoe Mines Ltd. (Diversified Metals & Mining)(b)	550,000	3,443,000
Kinross Gold Corp. (Gold)(b)	890,000	11,138,933
Meridian Gold Inc. (Gold)(b)	440,000	10,938,400
Pacific Rim Mining Corp. (Precious Metals & Minerals)(b)	1,254,900	1,044,066
Pan American Silver Corp. (Precious Metals & Minerals)(b)	290,000	5,666,600
Rio Narcea Gold Mines Ltd. (Gold)(b)	515,900	1,153,829
Solitario Resources Corp. (Precious Metals & Minerals)(b)	631,000	2,280,587
SouthernEra Diamonds, Inc. (Precious Metals & Minerals)(a)(b)	1,025,000	375,962
Tahera Diamond Corp. (Precious Metals & Minerals)(a)(b)	1,700,000	2,828,771
Western Copper Corp. (Diversified Metals & Mining)(b)	350,000	288,066
Yamana Gold Inc. (Gold)(a)	970,000	8,972,500
		125,649,510
Peru–1.08%
Southern Copper Corp. (Diversified Metals & Mining)(a)	26,000	2,405,000
South Africa–10.69%
AngloGold Ashanti Ltd.–ADR (Gold)	100,000	3,774,000
Gold Fields Ltd.–ADR (Gold)	410,000	7,314,400
Impala Platinum Holdings Ltd. (Precious Metals & Minerals)(c)	40,000	6,620,907
Randgold Resources Ltd.–ADR (Gold)(b)	300,000	6,108,000
		23,817,307
United Kingdom–3.83%
Rio Tinto PLC (Diversified Metals & Mining)(c)	180,000	8,535,107
Total Foreign Common Stocks & Other Equity Interests (Cost $190,505,045)		173,234,413

	Shares	Value
Common Stocks & Other Equity Interests–20.04%
Diversified Metals & Mining–5.98%
Freeport-McMoRan Copper & Gold, Inc.–Class B	250,000	$13,315,000
Gold–3.55%
Newmont Mining Corp.	185,000	7,908,750
Investment Companies–Exchange Traded Funds–7.34%
iShares COMEX Gold Trust(b)	100,000	5,950,000
streetTRACKS Gold Trust(b)	175,000	10,402,000
		16,352,000
Precious Metals & Minerals–3.17%
Coeur d'Alene Mines Corp.(b)	1,500,000	7,065,000
Total Common Stocks & Other Equity Interests (Cost $47,177,880)		44,640,750
Money Market Funds–2.11%
Liquid Assets Portfolio–Institutional Class (Money Market Funds)(d)	2,355,833	2,355,833
Premier Portfolio–Institutional Class (Money Market Funds)(d)	2,355,833	2,355,833
Total Money Market Funds (Cost $4,711,666)		4,711,666
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities loaned)–99.91% (Cost $242,394,591)		222,586,829
Investments Purchased with Cash Collateral from Securities Loaned–3.53%
Premier Portfolio–Institutional Class (Money Market Funds)(d)(e)	7,875,266	7,875,266
Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $7,875,266)		7,875,266
TOTAL INVESTMENTS–103.44% (Cost $250,269,857)		230,462,095
OTHER ASSETS LESS LIABILITIES–(3.44)%		(7,671,221)
NET ASSETS–100.00%		$222,790,874

F-1

AIM Gold & Precious Metals Fund

Investment Abbreviations:

ADR	–	American Depositary Receipt

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at September 30, 2006.

(b)  Non-income producing security.

(c)  In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2006 was $21,733,303, which represented 9.76% of the Fund's Net Assets. See Note 1A.

(d)  The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

(e)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

F-2

AIM Gold & Precious Metals Fund

Statement of Assets and Liabilities

September 30, 2006

(Unaudited)

Assets:
Investments, at value (cost $237,682,925)*	$217,875,163
Investments in affiliated money market funds (cost $12,586,932)	12,586,932
Total investments (cost $250,269,857)	230,462,095
Foreign currencies, at value (cost $114,883)	113,002
Receivables for:
Fund shares sold	514,695
Dividends	87,782
Investment for trustee deferred compensation and retirement plans	30,248
Other assets	28,595
Total assets	231,236,417
Liabilities:
Payables for:
Fund shares reacquired	378,992
Trustee deferred compensation and retirement plans	38,441
Collateral upon return of securities loaned	7,875,266
Accrued distribution fees	72,980
Accrued trustees' and officer's fees and benefits	342
Accrued transfer agent fees	42,588
Accrued operating expenses	36,934
Total liabilities	8,445,543
Net assets applicable to shares outstanding	$222,790,874
Net assets consist of:
Shares of beneficial interest	$289,389,425
Undistributed net investment income	(643,124)
Undistributed net realized gain (loss) from investment securities and foreign currencies	(46,145,667)
Unrealized appreciation (depreciation) of investment securities and foreign currencies	(19,809,760)
$222,790,874

Net Assets:
Class A	$49,424,415
Class B	$21,843,992
Class C	$17,058,327
Investor Class	$134,464,140
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	9,127,445
Class B	4,094,885
Class C	3,014,975
Investor Class	24,683,644
Class A:
Net asset value per share	$5.41
Offering price per share (Net asset value of $5.41 ÷ 94.50%)	$5.72
Class B:
Net asset value and offering price per share	$5.33
Class C:
Net asset value and offering price per share	$5.66
Investor Class:
Net asset value and offering price per share	$5.45

*   At September 30, 2006, securities with an aggregate value of $7,512,224 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

F-3

AIM Gold & Precious Metals Fund

Statement of Operations

For the six months ended September 30, 2006

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $30,560)	$1,578,977
Dividends from affiliated money market funds (includes securities lending income of $43,302)	210,509
Interest	1,471
Total investment income	1,790,957
Expenses:
Advisory fees	898,021
Administrative services fees	42,580
Custodian fees	31,923
Distribution fees:
Class A	63,746
Class B	109,520
Class C	90,025
Investor Class	185,708
Transfer agent fees	275,740
Trustees' and officer's fees and benefits	9,764
Other	81,362
Total expenses	1,788,389
Less: Fees waived, expenses reimbursed and expense offset arrangements	(8,792)
Net expenses	1,779,597
Net investment income	11,360
Realized and unrealized gain (loss) from investment securities and foreign currencies:
Net realized gain (loss) from:
Investment securities	21,206,532
Foreign currencies	(42,661)
21,163,871
Change in net unrealized appreciation (depreciation) of:
Investment securities	(34,340,041)
Foreign currencies	(2,178)
(34,342,219)
Net gain (loss) from investment securities and foreign currencies	(13,178,348)
Net increase (decrease) in net assets resulting from operations	$(13,166,988)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

F-4

AIM Gold & Precious Metals Fund

Statement of Changes In Net Assets

For the six months ended September 30, 2006 and the year ended March 31, 2006

(Unaudited)

	September 30, 2006	March 31, 2006
Operations:
Net investment income (loss)	$11,360	$(282,347)
Net realized gain from investment securities, gold bullion and foreign currencies	21,163,871	70,556,711
Change in net unrealized appreciation (depreciation) of investment securities and foreign currencies	(34,342,219)	5,642,301
Net increase (decrease) in net assets resulting from operations	(13,166,988)	75,916,665
Share transactions—net:
Class A	11,784,727	19,718,830
Class B	4,099,118	4,681,909
Class C	3,554,987	3,815,917
Investor Class	(7,702,377)	(6,945,056)
Net increase in net assets resulting from share transactions	11,736,455	21,271,600
Net increase (decrease) in net assets	(1,430,533)	97,188,265
Net assets:
Beginning of period	224,221,407	127,033,142
End of period (including undistributed net investment income (loss) of $(643,124) and $(654,484), respectively)	$222,790,874	$224,221,407

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

F-5

AIM Gold & Precious Metals Fund

Notes to Financial Statements

September 30, 2006

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Gold and Precious Metals Fund (the "Fund") is a series portfolio of AIM Sector Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund's investment objective is to seek capital growth.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain

F-6

AIM Gold & Precious Metals Fund

(loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F.  Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.  Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

J.  Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K.  Gold Bullion — The Fund may invest up to 10% of its total assets, at the time of purchase, directly in gold bullion. The two largest national producers of gold bullion are the Republic of South Africa and the former states of the Soviet Union. International monetary and political developments such as currency devaluations, central bank movements and social and economic conditions affecting either country may have a direct impact on the gold industry. The price of gold can be subject to substantial fluctuations over short periods of time. Investments directly in gold bullion will earn no income; appreciation is the sole manner in which the Fund can realize gains on bullion investments. Gold bullion is valued based upon daily quotes provided by banks or brokers dealing in such commodities.

F-7

AIM Gold & Precious Metals Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

Average Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended September 30, 2006, AIM waived advisory fees of $873.

At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $1,082.

The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended September 30, 2003, AIM was paid $42,580.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2006, the Fund paid AIS $275,740.

The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, pays ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended September 30, 2006, the Class A, Class B, Class C and Investor Class shares paid $63,746, $109,520, $90,025 and $185,708, respectively.

Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2006, ADI advised the Fund that it retained $78,817 in front-end sales commissions from the sale of Class A shares and $21,223, $10,764 and $8,615 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

F-8

AIM Gold & Precious Metals Fund

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended September 30, 2006.

Investments of Daily Available Cash Balances:

Fund	Value 03/31/06	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 09/30/06	Dividend Income	Realized Gain (Loss)
Liquid Assets Portfolio–Institutional Class	$—	$24,371,218	$(22,015,385)	$—	$2,355,833	$52,947	$—
Premier Portfolio–Institutional Class	1,801,215	63,630,378	(63,075,760)	—	2,355,833	114,260	—
Subtotal	$1,801,215	$88,001,596	$(85,091,145)	$—	$4,711,666	$167,207	$—

Investments of Cash Collateral from Securities Lending Transactions:

Fund	Value 03/31/06	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 09/30/06	Dividend Income*	Realized Gain (Loss)
Premier Portfolio–Institutional Class	$33,241,072	$93,448,587	$(118,814,393)	$—	$7,875,266	$43,302	$—
Total Investments in Affiliates	$35,042,287	$181,450,183	$(203,905,538)	$—	$12,586,932	$210,509	$—

*  Net of compensation to counterparties.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended September 30, 2006, the Fund engaged in securities sales of $0 and securities purchases of $865,535.

NOTE 5—Expense Offset Arrangements

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended September 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $6,837.

NOTE 6—Trustees' and Officer's Fees and Benefits

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended September 30, 2006, the Fund paid legal fees of $1,597 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

F-9

AIM Gold & Precious Metals Fund

NOTE 7—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

During the six months ended September 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8—Portfolio Securities Loaned

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

At September 30, 2006, securities with an aggregate value of $7,512,224 were on loan to brokers. The loans were secured by cash collateral of $7,875,266 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended September 30, 2006, the Fund received dividends on cash collateral investments of $43,302 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of March 31, 2006 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2007	$28,693,791
March 31, 2009	37,453,344
March 31, 2010	1,092,909
Total capital loss carryforward	$67,240,044

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F-10

AIM Gold & Precious Metals Fund

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2006 was $106,879,123 and $97,784,993, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,135,614
Aggregate unrealized (depreciation) of investment securities	(24,943,376)
Net unrealized appreciation (depreciation) of investment securities	$(19,807,762)

Cost of investments is the same for tax and financial statement purposes.

NOTE 11—Share Information

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

Changes in Shares Outstanding

	Six months ended September 30, 2006(a)		Year ended March 31, 2006
	Shares	Amount	Shares	Amount
Sold:
Class A	5,693,424	$33,076,639	7,531,059	$34,273,073
Class B	1,604,887	9,202,830	2,233,171	9,831,499
Class C	1,713,789	10,563,136	2,254,429	11,248,429
Investor Class	5,390,973	31,639,128	8,301,400	37,940,685
Automatic conversion of Class B shares to Class A shares:
Class A	116,578	675,865	67,062	286,923
Class B	(118,124)	(675,865)	(67,562)	(286,923)
Reacquired:
Class A	(3,953,279)	(21,967,777)	(3,315,412)	(14,841,166)
Class B	(800,688)	(4,427,847)	(1,185,128)	(4,862,667)
Class C	(1,181,831)	(7,008,149)	(1,635,980)	(7,432,512)
Investor Class	(6,870,331)	(39,341,505)	(10,370,494)	(44,885,741)
	1,595,398	$11,736,455	3,812,545	$21,271,600

(a)  There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 24% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 12—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

F-11

AIM Gold & Precious Metals Fund

NOTE 13—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30,		Year ended March 31,
	2006		2006		2005		2004	2003(a)
Net asset value, beginning of period	$5.67		$3.55		$3.81		$2.39	$2.29
Income from investment operations:
Net investment income (loss)	0.00	(b)	(0.00	)(b)	(0.03	)(b)	(0.01)	(0.02	)(b)
Net gains (losses) on securities (both realized and unrealized)	(0.26)		2.12		(0.20)		1.56	0.12
Total from investment operations	(0.26)		2.12		(0.23)		1.55	0.10
Less dividends from net investment income	—		—		(0.03)		(0.13)	—
Net asset value, end of period	$5.41		$5.67		$3.55		$3.81	$2.39
Total return(c)	(4.59)%		59.72%		(5.89)%		65.02%	4.37%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$49,424		$41,200		$10,609		$8,844	$1,514
Ratio of expenses to average net assets	1.37	%(d)	1.45%		1.69	%(e)	2.13%	2.09	%(e)
Ratio of net investment income (loss) to average net assets	0.13	%(d)	(0.10)%		(0.78)%		(1.29)%	(1.09)%
Portfolio turnover rate(f)	42%		155%		51%		48%	84%

(a)  Class commenced sales on March 28, 2002.

(b)  Calculated using average shares outstanding.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based   upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $50,857,486.

(e)  After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.71% and 2.11%, for the years ended March 31, 2005 and 2003, respectively.

(f)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

	Class B
	Six months ended September 30,		Year ended March 31,
	2006		2006		2005		2004	2003(a)
Net asset value, beginning of period	$5.60		$3.54		$3.82		$2.39	$2.29
Income from investment operations:
Net investment income (loss)	(0.02	)(b)	(0.04	)(b)	(0.05	)(b)	(0.01)	(0.02	)(b)
Net gains (losses) on securities (both realized and unrealized)	(0.25)		2.10		(0.20)		1.57	0.12
Total from investment operations	(0.27)		2.06		(0.25)		1.56	0.10
Less dividends from net investment income	—		—		(0.03)		(0.13)	—
Net asset value, end of period	$5.33		$5.60		$3.54		$3.82	$2.39
Total return(c)	(4.82)%		58.19%		(6.48)%		65.26%	4.37%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$21,844		$19,103		$8,593		$7,042	$2,315
Ratio of expenses to average net assets	2.12	%(d)	2.19%		2.34	(e)	2.28%	2.18%
Ratio of net investment income (loss) to average net assets	(0.62	)%(d)	(0.84)%		(1.43)%		(1.44)%	(1.12)%
Portfolio turnover rate(f)	42%		155%		51%		48%	84%

(a)  Class commenced sales on March 28, 2002.

(b)  Calculated using average shares outstanding.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $21,844,080.

(e)  After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.36%, for the year ended March 31, 2005.

(f)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

F-12

AIM Gold & Precious Metals Fund

NOTE 13—Financial Highlights—(continued)

	Class C
	Six months ended September 30,		Year ended March 31,
	2006		2006		2005		2004	2003		2002
Net asset value, beginning of period	$5.94		$3.75		$4.04		$2.52	$2.42		$1.53
Income from investment operations:
Net investment income (loss)	(0.02	)(a)	(0.04	)(a)	(0.05	)(a)	(0.04)	(0.00	)(b)	(0.07)
Net gains (losses) on securities (both realized and unrealized)	(0.26)		2.23		(0.22)		1.67	0.10		0.96
Total from investment operations	(0.28)		2.19		(0.27)		1.63	0.10		0.89
Less dividends from net investment income	—		—		(0.02)		(0.11)	—		—
Net asset value, end of period	$5.66		$5.94		$3.75		$4.04	$2.52		$2.42
Total return(c)	(4.71)%		58.40%		(6.58)%		64.70%	4.13%		58.17%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$17,058		$14,758		$6,993		$5,208	$2,459		$515
Ratio of expenses to average net assets	2.12	%(d)	2.19%		2.34	%(e)	2.69%	2.65%		3.33%
Ratio of net investment income (loss) to average net assets	(0.62	)%(d)	(0.84)%		(1.43)%		(1.85)%	(1.60)%		(1.67)%
Portfolio turnover rate(f)	42%		155%		51%		48%	84%		46%

(a)  Calculated using average shares outstanding

(b)  The net investment income (loss) per share was calculated after permanent book/tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.04), for the year ended March 31, 2003.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $17,955,726.

(e)  After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.36%, for the year ended March 31, 2005.

(f)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

	Investor Class
	Six months ended September 30,		Year ended March 31,
	2006		2006		2005		2004	2003		2002
Net asset value, beginning of period	$5.70		$3.57		$3.84		$2.40	$2.29		$1.43
Income from investment operations:
Net investment income (loss)	0.00	(a)	(0.00	)(a)	(0.02	)(a)	(0.05)	(0.02	)(a)	(0.01)
Net gains (losses) on securities (both realized and unrealized)	(0.25)		2.13		(0.21)		1.63	0.13		0.87
Total from investment operations	(0.25)		2.13		(0.23)		1.58	0.11		0.86
Less dividends from net investment income	—		—		(0.04)		(0.14)	—		—
Net asset value, end of period	$5.45		$5.70		$3.57		$3.84	$2.40		$2.29
Total return(b)	(4.39)%		59.66%		(6.00)%		65.92%	4.80%		60.14%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$134,464		$149,160		$100,838		$125,053	$98,388		$104,831
Ratio of expenses to average net assets	1.37	%(c)	1.44%		1.59	%(d)	1.93%	1.88%		2.10%
Ratio of net investment income (loss) to average net assets	0.13	%(c)	(0.09)%		(0.68)%		(1.09)%	(0.79)%		(0.80)%
Portfolio turnover rate(e)	42%		155%		51%		48%	84%		46%

(a)  Calculated using average shares outstanding.

(b)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Is not annualized for periods less than one year.

(c)  Ratios are annualized and based on average daily net assets of $148,160,780.

(d)  After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.61%, for the year ended March 31, 2005.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

F-13

AIM Gold & Precious Metals Fund

NOTE 14—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor—Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds;

•  that certain AIM Funds inadequately employed fair value pricing;

•  that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

•  that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

F-14

AIM Gold & Precious Metals Fund

Trustees and Officers

Board of Trustees

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Chair

Albert R. Dowden

Jack M. Fields

Carl Frischling

Robert H. Graham

Vice Chair

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Larry Soll

Raymond Stickel Jr.

Philip A. Taylor

Officers

Philip A. Taylor

President and Principal
Executive Officer

Todd L. Spillane

Chief Compliance Officer

Russell C. Burk

Senior Vice President and Senior Officer

John M. Zerr

Senior Vice President, Secretary and Chief Legal Officer

Sidney M. Dilgren

Vice President, Treasurer and
Principal Financial Officer

Lisa O. Brinkley

Vice President

Kevin M. Carome

Vice President

J. Philip Ferguson

Vice President

Karen Dunn Kelley

Vice President

Office of the Fund

11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Investment Advisor

A I M Advisors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Transfer Agent

AIM Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110-2801

Counsel to the Fund

Ballard Spahr
Andrews & Ingersoll, LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

Counsel to the Independent Trustees

Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Distributor

A I M Distributors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

F-15

Domestic Equity

AIM Basic Balanced Fund*

AIM Basic Value Fund

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Diversified Dividend Fund

AIM Dynamics Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM S&P 500 Index Fund

AIM Select Equity Fund

AIM Small Cap Equity Fund

AIM Small Cap Growth Fund(1)

AIM Structured Core Fund

AIM Structured Growth Fund

AIM Structured Value Fund

AIM Summit Fund

AIM Trimark Endeavor Fund

AIM Trimark Small Companies Fund

*Domestic equity and income fund

International/Global Equity

AIM Asia Pacific Growth Fund

AIM China Fund

AIM Developing Markets Fund

AIM European Growth Fund

AIM European Small Company Fund(1)

AIM Global Aggressive Growth Fund

AIM Global Equity Fund

AIM Global Growth Fund

AIM Global Value Fund

AIM Japan Fund

AIM International Core Equity Fund

AIM International Growth Fund

AIM International Small Company Fund(1)

AIM Trimark Fund

Sector Equity

AIM Advantage Health Sciences Fund

AIM Energy Fund

AIM Financial Services Fund

AIM Global Health Care Fund

AIM Global Real Estate Fund

AIM Gold & Precious Metals Fund

AIM Leisure Fund

AIM Multi-Sector Fund

AIM Real Estate Fund(1)

AIM Technology Fund

AIM Utilities Fund

Fixed Income

TAXABLE

AIM Enhanced Short Bond Fund

AIM Floating Rate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM International Bond Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Short Term Bond Fund

AIM Total Return Bond Fund

Premier Portfolio

Premier U.S. Government Money Portfolio

TAX-FREE

AIM High Income Municipal Fund(1)

AIM Municipal Bond Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

Premier Tax-Exempt Portfolio

Allocation Solutions

AIM Conservative Allocation Fund

AIM Growth Allocation Fund

AIM Moderate Allocation Fund

AIM Moderate Growth Allocation Fund

AIM Moderately Conservative Allocation Fund

Diversified Portfolios

AIM Income Allocation Fund

AIM International Allocation Fund

(1)   This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

If used after January 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world’s largest independent financial services companies with $441 billion in assets under management. Data as of September 30, 2006.

Consider the investment objectives, risks, and charges and expenses carefully. For this and other information about AIM Funds, obtain a prospectus from your financial advisor and read it carefully before investing.

AIMinvestments.com	I-GPM-SAR-1	A I M Distributors, Inc.

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AIM Leisure Fund

Semiannual Report to Shareholders • September 30, 2006

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Supplemental Information	2
Letters to Shareholders	3
Performance Summary	5
Management Discussion	5
Long-term Fund Performance	7
Fund Expenses	8
Approval of Advisory Agreement	9
Schedule of Investments	F-1
Financial Statements	F-4
Notes to Financial Statements	F-7
Financial Highlights	F-13
Trustees and Officers	F-17

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AIM LEISURE FUND seeks to provide capital growth.

•  Unless otherwise stated, information presented in this report is as of September 30, 2006, and is based on total net assets.

About share classes

•  Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that had existing accounts prior to September 30, 2003, invested in Class B shares will continue to be allowed to make additional purchases.

•  Investor Class shares are closed to most investors. For more information on who may continue to invest in Investor Class shares, please see the prospectus.

•  Class R shares are available only to certain retirement plans. Please see the prospectus for more information

Principal risks of investing in the Fund

•  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

•  Investing in a fund that invests in smaller companies involves risks not associated with investing in more established companies, such as business risk, stock price fluctuations and illiquidity.

•  Stocks are subject to market risk, meaning stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.

•  Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  The Fund may use enhanced investment techniques such as leveraging derivatives. Leveraging entails special risks such as magnifying changes in the value of the portfolio’s securities. Derivatives are subject to counter party risk—the risk that the other party will not complete the transaction with the Fund.

•  There is no guarantee that the investment techniques and risk analyses used by the Fund’s managers will produce the desired results.

•  The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may be more volatile than other mutual funds, and the value of the Fund’s investments may rise and fall more rapidly.

•  The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns.

About the index used in this report

•  The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500 —registered trademark— Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

•  The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

•  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

•  Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

•  The returns shown in management’s discussion of Fund performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246

Continued on page 7

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

Fund NASDAQ Symbols

Class A Shares	ILSAX
Class B Shares	ILSBX
Class C Shares	IVLCX
Class R Shares	ILSRX
Investor Class Shares	FLISX

Not FDIC Insured May lose value No bank guarantee

AIMinvestments.com

2

AIM Leisure Fund

[TAYLOR
PHOTO]

Philip Taylor

Dear Shareholders of The AIM Family of Funds —registered trademark—:

We’re pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review in this report, and what factors affected its performance.

It’s been said nothing is certain but death and taxes. We would venture to add that one other thing is certain: Markets change—and change often—in the short term, in response to constantly changing economic, geopolitical and other factors. For example, from April to July, U.S. equity markets demonstrated weakness and volatility as economic data suggested that inflation might be higher than previously estimated. But in August, the U.S. Federal Reserve Board, for the first time in more than two years, chose not to raise short-term interest rates, suggesting that it believed inflation was contained. Together with continuing strong corporate profits and declining oil prices, this caused U.S. equity markets to surge, and as the reporting period drew to a close, major market averages neared multi-year highs. Despite fears about a slowing global economy, most foreign markets demonstrated strength during the reporting period.

While we can’t do anything about the ambiguity and uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments —registered trademark— can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that’s right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios—with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

We’ve changed the look of our annual reports to reflect that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color—green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund’s asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

AIM has a variety of investment solutions, and knowing which ones are right for your portfolio is complex. That’s why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that’s based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

At a recent meeting of the AIM Funds board, Robert H. Graham relinquished his position as president of AIM Funds, a post customarily held by the chief executive officer of AIM Investments. Bob—one of three founders of AIM Investments in 1976—has a well-earned reputation for being one of the most knowledgeable leaders in the mutual fund industry. As I assume Bob’s previous responsibilities, I’m pleased that he’ll remain actively involved as the vice chair of AIM Funds.

Our commitment to you

In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we’re pleased you’ve placed your trust in us.

Information about investing, the markets and your Fund is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

Sincerely,

/s/ Philip Taylor

Philip Taylor

President – AIM Funds

CEO, AIM Investments

November 15, 2006

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

3

AIM Leisure Fund

[CROCKETT
PHOTO]

Bruce L. Crockett

Dear Fellow AIM Fund Shareholders:

At our meeting at the end of June, your Board completed its comprehensive review* of each fund’s advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

Looking ahead, your Board finds many reasons to be positive about AIM’s management and strategic direction. Most importantly, AIM’s investment management discipline is paying off in terms of improved overall performance. While work remains to be done, AIM’s complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the periods ended September 30, 2006. We are also pleased with AIM’s efforts to seek more cost-effective ways of delivering superior service.

In addition, AIM is realizing the benefits of belonging to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $441 billion globally as of September 30, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

The seven new AIM funds—which include Asian funds, structured U.S. equity funds and specialized bond funds—are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM’s Web site.

Your Board is very pleased with the overall direction and progress of the AIM Funds. We’re working closely and effectively with AIM’s management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett

Independent Chair

AIM Funds Board

November 15, 2006

*To learn more about all the factors we considered before approving each fund’s advisory agreement, go to the “Products & Performance” tab at the AIM Web site (AIMinvestments.com) and click on “Investment Advisory Agreement Renewals.” The approval of advisory agreement information for your Fund is also included in this semiannual report on pages 9–10.

4

AIM Leisure Fund

Management’s discussion of Fund performance

Performance summary

Consumer discretionary stocks—the type of stocks in which AIM Leisure Fund invests the bulk of its assets—outperformed the broad market during the period, as measured by the S&P 500. This outperformance occurred despite inflationary concerns, fears of a housing slow down and their potentially negative effects on consumer spending. Consistent with the sector performance, Class A shares, excluding applicable sales charges, also outperformed the broad market, as measured by the S&P 500 Index.

Your Fund’s long-term performance appears on page 7.

Fund vs. Index

Cumulative total returns, 3/31/06–9/30/06, excluding applicable sales charges. If applicable sales charges were included, returns would be lower.

Class A Shares	4.47%
Class B Shares	4.08
Class C Shares	4.09
Class R Shares	4.33
Investor Class Shares	4.47
S&P 500 Index (Broad Market Index/Style-Specific Index)	4.14

Source: Lipper Inc.

How we invest

We focus on companies that profit from consumer spending on leisure activities (products and/or services purchased with consumers’ discretionary dollars) and that are growing their market share, cash flow and earnings at rates greater than the broad market.

We perform both fundamental and valuation analysis:

•  Fundamental research includes interviews with company managements, buyers, customers and competitors. We ask company management teams to detail their three- to five-year strategic plan and their corresponding financial goals. We then evaluate whether the company has the right management in place, appropriate competitive position and adequate resources to realize its vision.

•  Valuation analysis involves using financial models for each company in an effort to estimate its fair valuation over the next two to three years based primarily on our expectations for free cash flow growth.

Just as we look for managements with long-term visions, we maintain a long-term investment horizon, generally resulting in relatively low portfolio turnover. We manage risk by diversifying the Fund’s holdings across leisure-related industries that include cable TV, satellite programming, publishing, cruise lines, advertising agencies, hotels, casinos, luxury goods, electronic games and toys and entertainment companies.

We consider selling or trimming a stock when:

•  There is a negative change in the company’s fundamental business prospects.

•  A stock reaches the portfolio manager’s target price.

Market conditions and your Fund

U.S. economic growth slowed during the reporting period due to the interest rate hikes by the U.S. Federal Reserve Board, declines in new home construction and existing home values and higher oil prices. Domestic equity markets were mixed after the end of the first quarter, with major indexes reaching near highs in May and then retreating over concern of a weakening economy and inflation and their potential negative effect on consumer spending and corporate profits. Toward the end of the period, however, the S&P 500 Index reached a five-year high. Against this backdrop, interest rate-sensitive and defensive sectors—utilities, telecommunication services,

(continued)

Portfolio composition

By sector

Consumer Discretionary	80.1%
Consumer Staples	9.1
Financials	3.4
Information Technology	2.0
Exchange-Traded Funds	1.5
Money Market Funds Plus Other Assets Less Liabilities	3.9

Top five industries*

1.	Hotels, Resorts & Cruise Lines	16.2%
2.	Broadcasting & Cable TV	13.1
3.	Movies & Entertainment	10.5
4.	Advertising	9.1
5.	Casinos & Gaming	8.9

Total Net Assets		$731.7 million

Total Number of Holdings*		76

Top 10 equity holdings*

1.	Omnicom Group Inc.	5.9%
2.	Harrah’s Entertainment, Inc.	5.5
3.	News Corp.-Class A	5.1
4.	Hilton Hotels Corp.	3.3
5.	Starwood Hotels & Resorts Worldwide, Inc.	3.1
6.	Polo Ralph Lauren Corp.	2.6
7.	Groupe Bruxelles Lambert S.A. (Belgium)	2.5
8.	Walt Disney Co. (The)	2.5
9.	Time Warner Inc.	2.3
10.	Comcast Corp.-Class A	2.2

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

5

AIM Leisure Fund

consumer staples, financials and real estate investment trusts—led the market.

In addition to being heavily invested in consumer discretionary stocks, outperformance relative to the S&P 500 Index was specifically a result of the Fund’s stock selection and overweighting in the beverages and media industries. The Fund also benefited from an overweight position in textiles, apparel and luxury goods. Media holdings, Omnicom Group and News Corp., were among our top contributors to performance. Our largest holding, Omnicom Group, a diversified advertising, marketing and communications company, performed well during the period as the market recognized compelling valuations and management’s ability to increase earnings. News Corp., another diversified media top 10 holding, also contributed positively to performance. During the reporting period, we observed evidence that advertising spending was moving toward the Internet and that our media holdings, positioned to benefit from this trend, performed well.

Conversely, our holdings in Internet software and services, as well as leisure equipment and products, detracted from Fund performance. Internet information provider, Yahoo!, was a drag on Fund performance during the period. Yahoo!’s newly redesigned home page launched this September and received good reviews, but the shares of the company fell after a statement was issued that its improved advertising technology would be delayed and its advertising-related sales were slowing. This further strengthened our belief that advertising dollars are moving toward the World Wide Web.

Carnival, the world’s largest cruise operator, also detracted from Fund performance over the period. The global cruise company cut its earnings outlook for the year, citing accounting changes, soaring fuel costs and lower bookings for its Caribbean voyages. However, the company has seen some reprieve, as oil prices came off their July high and the recent hurricane season was mild. We continued to hold this stock because we remain optimistic regarding the company’s management and its ability to prosper from demographic and rising income trends.

We are comfortable with the quality of the companies we have selected for inclusion in AIM Leisure Fund. We remind shareholders that our time horizon for the stocks in the Fund is two-to-three years. The Fund is positioned in line with its mandate; it has exposure to a variety of leisure-related industries based on our bottom-up, stock-by-stock approach to investing. Most likely, domestic spending in this segment of the market will ebb and flow; that is why we maintain a long-term investment perspective and why we urge you to do the same.

In closing

As always, we thank you for your continued investment and welcome any new shareholders to AIM Leisure Fund.

The views and opinions expressed in management’s discussion of Fund performance are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and index
disclosures on the inside front cover.

[GREENBERG

PHOTO]

Mark D. Greenberg

Chartered Financial Analyst, senior portfolio manager, is manager of AIM Leisure Fund. He has been associated with AIM and/or its affiliates since 1996. Mr. Greenberg attended City University in London, England, and earned his B.S.B.A. in economics with a specialization in finance from Marquette University.

Assisted by Leisure Team

For a presentation of your Fund’s long-term performance, please see page 7.

6

AIM Leisure Fund

Your Fund’s long-term performance

Average Annual Total Returns

As of 9/30/06, including applicable sales charges

Class A Shares
Inception (3/28/02)	4.89%
1 Year	5.73

Class B Shares
Inception (3/28/02)	5.10%
1 Year	6.09

Class C Shares
Inception (2/14/00)	3.91%
5 Years	9.81
1 Year	10.05

Class R Shares
Inception (10/25/05)	15.35%*

Investor Class Shares
Inception (1/19/84)	16.00%
10 Years	13.38
5 Years	10.74
1 Year	11.87

*Cumulative total return has not been annualized.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R shares do not have a front-end sales charge; returns shown are at net asset value and do not reflect a 0.75% CDSC that may be imposed on a total redemption of retirement plan assets within the first year. Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Continued from inside front cover

or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

7

AIM Leisure Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2006, through September 30, 2006.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The Fund’s actual cumulative total returns at net asset value after expenses for the six months ended September 30, 2006, appear in the table “Fund vs. Index” on page 5.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL
				(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(4/1/06)	(9/30/06)(1)	Period(2)	(9/30/06)	Period(2)	Ratio

A	$1,000.00	$1,044.70	$6.51	$1,018.70	$6.43	1.27%
B	1,000.00	1,040.80	10.33	1,014.94	10.20	2.02
C	1,000.00	1,040.90	10.33	1,014.94	10.20	2.02
R	1,000.00	1,043.30	7.79	1,017.45	7.69	1.52
Investor	1,000.00	1,044.70	6.51	1,018.70	6.43	1.27

(1)          The actual ending account value is based on the actual total return of the Fund for the period April 1, 2006, through September 30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses. The Fund’s actual cumulative total returns at net asset value after expenses for the six months ended September 30, 2006, appear in the table “Fund vs. Index” on page 5.

(2)          Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

8

AIM Leisure Fund

Approval of Investment Advisory Agreement

The Board of Trustees of AIM Sector Funds (the “Board”) oversees the management of AIM Leisure Fund (the “Fund”) and, as required by law, determines annually whether to approve the continuance of the Fund’s advisory agreement with A I M Advisors, Inc. (“AIM”). Based upon the recommendation of the Investments Committee of the Board, at a meeting held on June 27, 2006, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the “Advisory Agreement”) between the Fund and AIM for another year, effective July 1, 2006.

The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement at the meeting on June 27, 2006 and as part of the Board’s ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

One responsibility of the independent Senior Officer of the Fund is to manage the process by which the Fund’s proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arms’ length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below.

The discussion below serves as a summary of the Senior Officer’s independent written evaluation, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Advisory Agreement is fair and reasonable and would have been obtained through arm’s length negotiations.

Unless otherwise stated, information presented below is as of June 27, 2006 and does not reflect any changes that may have occurred since June 27, 2006, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

•  The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

•  The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board considered such issues as AIM’s portfolio and product review process, various back office support functions provided by AIM and AIM’s equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

•  The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund’s performance in such periods was below the median performance of such comparable funds. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. However, due to the Fund’s under-performance, the Board also concluded that it would be appropriate for the Board to continue to closely monitor and review the performance of the Fund. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•  The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the S&P 500 Index. The Board noted that the Fund’s performance was below the performance of such Index for the one year period, comparable to such Index for the three year period and above such Index for the five year period. The Board also noted that the performance of such Index does not reflect fees, while the performance of the Fund does reflect fees. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. However, due to the Fund’s under-performance, the Board also concluded that it would be appropriate for the Board to continue to closely monitor and review the performance of the Fund. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•  Meetings with the Fund’s portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund’s portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

•  Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

•  Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the effective advisory fee rate (before waivers) for the Fund under the Advisory Agreement. The Board noted that this rate was (i) below the effective advisory fee rates (before waivers) for four variable insurance funds advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund; and (ii) above the effective sub-advisory fee rates for two offshore funds advised and sub-advised by AIM affiliates with investment strategies comparable to those of the Fund, although the total advisory fees for one such offshore fund were above those for the Fund and the total advisory fees for the other offshore fund were comparable to those for the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund’s total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•  Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level at the end of the past calendar year and noted that the Fund’s rate was comparable to the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund’s total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

(continued)

9

AIM Leisure Fund

•  Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2007 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect through June 30, 2007. The Board noted that AIM has voluntarily agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the voluntary nature of this fee waiver/expense limitation and noted it can be terminated at any time by AIM without further notice to investors. The Board considered the effect these fee waivers/expense limitations would have on the Fund’s estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

•  Breakpoints and economies of scale. The Board reviewed the structure of the Fund’s advisory fee under the Advisory Agreement, noting that it includes six breakpoints. The Board reviewed the level of the Fund’s advisory fees, and noted that such fees, as a percentage of the Fund’s net assets, have decreased as net assets increased because the Advisory Agreement includes breakpoints. The Board noted that, due to the Fund’s asset levels at the end of the past calendar year and the way in which the advisory fee breakpoints have been structured, the Fund has yet to fully benefit from the breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2007 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund’s fee levels under the Advisory Agreement therefore reflect economies of scale and that it was not necessary to change the advisory fee breakpoints in the Fund’s advisory fee schedule.

•  Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements, if any (collectively, “cash balances”) of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests uninvested cash in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.

•  Independent written evaluation and recommendations of the Fund’s Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM’s affiliates, had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer’s written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer’s written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider whether the advisory fee waivers for certain equity AIM Funds, including the Fund, should be simplified. The Board concluded that it would be advisable to consider this issue and reach a decision prior to the expiration date of such advisory fee waivers.

•  Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM’s (and its affiliates’) investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM’s operations remain profitable, although increased expenses in recent years have reduced AIM’s profitability. Based on the review of the profitability of AIM’s and its affiliates’ investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

•  Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through “soft dollar” arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

•  AIM’s financial soundness in light of the Fund’s needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

•  Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board’s knowledge of AIM’s operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

•  Other factors and current trends. The Board considered the steps that AIM and its affiliates have taken over the last several years, and continue to take, in order to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that these steps taken by AIM have improved, and are likely to continue to improve, the quality and efficiency of the services AIM and its affiliates provide to the Fund in each of these areas, and support the Board’s approval of the continuance of the Advisory Agreement for the Fund.

10

AIM Leisure Fund

Schedule of Investments

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–75.83%
Advertising–6.50%
Harte-Hanks, Inc.	161,050	$4,243,667
Omnicom Group Inc.	462,800	43,318,080
		47,561,747
Apparel Retail–1.29%
Abercrombie & Fitch Co.–Class A	135,525	9,416,277
Apparel, Accessories & Luxury Goods–4.65%
Carter's, Inc.(a)	362,484	9,565,953
Coach, Inc.(a)	151,036	5,195,638
Polo Ralph Lauren Corp.	297,510	19,245,922
		34,007,513
Brewers–1.15%
Anheuser-Busch Cos., Inc.	176,933	8,406,087
Broadcasting & Cable TV–11.64%
Cablevision Systems Corp.–Class A	667,193	15,151,953
CBS Corp.–Class A	64,550	1,821,601
CBS Corp.–Class B	64,700	1,822,599
Clear Channel Communications, Inc.	359,649	10,375,874
Comcast Corp.–Class A(a)	445,400	16,412,990
EchoStar Communications Corp.–Class A(a)	296,085	9,693,823
Liberty Global, Inc.–Class A(a)	50,403	1,297,373
Liberty Global, Inc.–Series C(a)	94,583	2,370,250
Liberty Media Holding Corp.–Capital Group–Series A(a)	93,088	7,779,364
NTL Inc.	146,250	3,719,137
Scripps Co. (E.W.) (The)–Class A	137,300	6,580,789
Sinclair Broadcast Group, Inc.–Class A	422,400	3,315,840
Spanish Broadcasting System, Inc.–Class A(a)	222,200	971,014
Univision Communications Inc.–Class A(a)	113,300	3,890,722
		85,203,329
Casinos & Gaming–8.91%
Aztar Corp.(a)	69,900	3,705,399
Harrah's Entertainment, Inc.	607,072	40,327,793
International Game Technology	299,940	12,447,510
MGM MIRAGE(a)	220,032	8,689,064
		65,169,766
Catalog Retail–1.30%
Liberty Media Holding Corp.–Interactive Group–Series A(a)	465,444	9,485,749

	Shares	Value
Department Stores–0.67%
Kohl's Corp.(a)	75,255	$4,885,555
Footwear–1.55%
Crocs, Inc.(a)(b)	155,760	5,288,052
NIKE, Inc.–Class B	69,400	6,080,828
		11,368,880
General Merchandise Stores–0.98%
Target Corp.	130,300	7,199,075
Home Entertainment Software–0.44%
Electronic Arts Inc.(a)	58,400	3,251,712
Home Improvement Retail–1.81%
Home Depot, Inc. (The)	365,993	13,274,566
Hotels, Resorts & Cruise Lines–11.29%
Carnival Corp.(c)	323,521	15,215,193
Hilton Hotels Corp.	869,641	24,219,502
Marriott International, Inc.–Class A	386,585	14,937,644
Royal Caribbean Cruises Ltd.	143,984	5,588,019
Starwood Hotels & Resorts Worldwide, Inc.	395,960	22,644,952
		82,605,310
Hypermarkets & Super Centers–0.41%
Wal-Mart Stores, Inc.	61,277	3,022,182
Internet Retail–1.11%
Blue Nile, Inc.(a)(b)	134,217	4,878,788
Expedia, Inc.(a)	206,050	3,230,864
		8,109,652
Internet Software & Services–1.51%
Yahoo! Inc.(a)	438,182	11,077,241
Investment Companies–Exchange Traded Funds–1.48%
iShares Russell 3000 Index Fund	46,568	3,580,613
iShares S&P 500 Index Fund	26,936	3,602,690
S&P 500 Depositary Receipts Trust–Series 1	27,039	3,611,870
		10,795,173
Movies & Entertainment–10.54%
News Corp.–Class A	1,903,094	37,395,797
Time Warner Inc.	936,500	17,072,395
Viacom Inc.–Class A(a)	54,850	2,045,905
Viacom Inc.–Class B(a)	55,000	2,044,900
Walt Disney Co. (The)	600,479	18,560,806
		77,119,803

F-1

AIM Leisure Fund

	Shares	Value
Publishing–3.39%
Belo Corp.–Class A	304,800	$4,818,888
Gannett Co., Inc.	95,205	5,410,500
McClatchy Co. (The)–Class A	129,300	5,455,167
McGraw-Hill Cos., Inc. (The)	157,000	9,110,710
		24,795,265
Restaurants–2.34%
Burger King Holdings Inc.(a)	136,081	2,171,853
McDonald's Corp.	142,720	5,583,207
Ruth's Chris Steak House, Inc.(a)	234,294	4,409,413
Yum! Brands, Inc.	94,826	4,935,693
		17,100,166
Soft Drinks–1.24%
PepsiCo, Inc.	138,700	9,051,562
Specialty Stores–1.63%
PetSmart, Inc.	430,566	11,948,206
Total Common Stocks & Other Equity Interests (Cost $370,515,402)		554,854,816
Foreign Common Stocks & Other Equity Interests–20.29%
Belgium–3.79%
Compagnie Nationale a Portefeuille (Multi-Sector Holdings)(b)(d)	4,200	1,461,454
Groupe Bruxelles Lambert S.A. (Multi-Sector Holdings)(d)	174,400	18,590,076
InBev N.V. (Brewers)	139,535	7,682,620
		27,734,150
Brazil–1.26%
Companhia de Bebidas das Americas–ADR (Brewers)	229,446	9,205,374
Canada–1.14%
Intrawest Corp. (Hotels, Resorts & Cruise Lines)	240,680	8,313,087
Denmark–1.15%
Carlsberg A.S.–Class B (Brewers)(d)	100,200	8,417,721
France–3.57%
Accor S.A. (Hotels, Resorts & Cruise Lines)(d)	200,971	13,678,583
JC Decaux S.A. (Advertising)(d)	201,900	5,451,559
Pernod Ricard S.A. (Distillers & Vintners)(d)	33,800	7,028,445
		26,158,587

	Shares	Value
Hong Kong–0.20%
Television Broadcasts Ltd.–ADR (Broadcasting & Cable TV)(b)(e)	138,900	$1,497,328
Japan–0.36%
Sony Corp.–ADR (Consumer Electronics)	64,500	2,603,220
Netherlands–1.27%
Jetix Europe N.V. (Broadcasting & Cable TV)(a)(b)(d)	428,515	9,260,813
Switzerland–1.89%
Compagnie Financiere Richemont A.G.–Class A (Apparel, Accessories & Luxury Goods)(d)(f)	179,500	8,628,152
Pargesa Holding S.A. (Multi-Sector Holdings)(d)	53,900	5,209,581
		13,837,733
United Kingdom–5.66%
Diageo PLC (Distillers & Vintners)	774,600	13,681,598
InterContinental Hotels Group PLC (Hotels, Resorts & Cruise Lines)(d)	796,665	13,926,219
WPP Group PLC (Advertising)	1,112,030	13,781,356
		41,389,173
Total Foreign Common Stocks & Other Equity Interests (Cost $88,105,173)		148,417,186
Money Market Funds–4.09%
Liquid Assets Portfolio–Institutional Class(g)	14,969,877	14,969,877
Premier Portfolio–Institutional Class(g)	14,969,878	14,969,878
Total Money Market Funds (Cost $29,939,755)		29,939,755
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities loaned)–100.21% (Cost $488,560,330)		733,211,757
Investments Purchased with Cash Collateral from Securities Loaned
Money Market Funds–1.30%
Premier Portfolio–Institutional Class(g)(h)	9,540,499	9,540,499
Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $9,540,499)		9,540,499
TOTAL INVESTMENTS–101.51% (Cost $498,100,829)		742,752,256
OTHER ASSETS LESS LIABILITIES–(1.51)%		(11,077,248)
NET ASSETS–100.00%		$731,675,008

F-2

AIM Leisure Fund

Investment Abbreviations:

ADR	–	American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at September 30, 2006.

(c)  Each unit represents one common share and one paired trust share.

(d)  In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2006 was $91,652,603, which represented 12.53% of the Fund's Net Assets. See Note 1A.

(e)  In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at September 30, 2006 represented 0.20% of the Fund's Net Assets. See Note 1A.

(f)  Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(g)  The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

(h)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

F-3

AIM Leisure Fund

Statement of Assets and Liabilities

September 30, 2006

(Unaudited)

Assets:
Investments, at value (cost $458,620,575)*	$703,272,002
Investments in affiliated money market funds (cost $39,480,254)	39,480,254
Total investments (cost $498,100,829)	742,752,256
Foreign currencies, at value (cost $5,128,265)	5,103,114
Receivables for:
Fund shares sold	542,779
Dividends	1,088,795
Investment for trustee deferred compensation and retirement plans	80,255
Other assets	26,431
Total assets	749,593,630
Liabilities:
Payables for:
Investments purchased	6,594,512
Fund shares reacquired	1,027,952
Trustee deferred compensation and retirement plans	119,576
Collateral upon return of securities loaned	9,540,499
Accrued distribution fees	186,425
Accrued trustees' and officer's fees and benefits	1,494
Accrued transfer agent fees	339,158
Accrued operating expenses	109,006
Total liabilities	17,918,622
Net assets applicable to shares outstanding	$731,675,008
Net assets consist of:
Shares of beneficial interest	$445,875,264
Undistributed net investment income	(3,684,959)
Undistributed net realized gain from investment securities and foreign currencies	44,855,286
Unrealized appreciation of investment securities and foreign currencies	244,629,417
$731,675,008

Net Assets:
Class A	$126,955,159
Class B	$31,479,877
Class C	$30,853,065
Class R	$33,492
Investor Class	$542,353,415
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	2,797,278
Class B	712,440
Class C	716,896
Class R	739.5
Investor Class	11,970,204
Class A:
Net asset value per share	$45.39
Offering price per share (Net asset value of $45.39 ÷ 94.50%)	$48.03
Class B:
Net asset value and offering price per share	$44.19
Class C:
Net asset value and offering price per share	$43.04
Class R:
Net asset value and offering price per share	$45.29
Investor Class:
Net asset value and offering price per share	$45.31

*  At September 30, 2006, securities with an aggregate value of $9,279,672 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

F-4

AIM Leisure Fund

Statement of Operations

For the six months ended September 30, 2006

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $253,899)	$13,604,565
Dividends from affiliated money market funds (includes securities lending income of $149,284)	570,726
Interest	2,328
Total investment income	14,177,619
Expenses:
Advisory fees	2,540,005
Administrative services fees	104,259
Custodian fees	102,472
Distribution fees:
Class A	159,119
Class B	161,113
Class C	159,096
Class R	65
Investor Class	676,054
Transfer agent fees	801,882
Trustees' and officer's fees and benefits	17,258
Other	180,714
Total expenses	4,902,037
Less: Fees waived, expenses reimbursed and expense offset arrangements	(23,900)
Net expenses	4,878,137
Net investment income	9,299,482
Realized and unrealized gain (loss) from investment securities and foreign currencies:
Net realized gain from:
Investment securities (includes net gains from securities sold to affiliates of $292,734)	23,612,763
Foreign currencies	155,076
23,767,839
Change in net unrealized appreciation (depreciation) of:
Investment securities	(1,584,013)
Foreign currencies	(15,426)
(1,599,439)
Net gain from investment securities and foreign currencies	22,168,400
Net increase in net assets resulting from operations	$31,467,882

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

F-5

AIM Leisure Fund

Statement of Changes In Net Assets

For the six months ended September 30, 2006 and the year ended March 31, 2006

(Unaudited)

	September 30, 2006	March 31, 2006
Operations:
Net investment income	$9,299,482	$2,380,758
Net realized gain from investment securities, foreign currencies and futures contracts	23,767,839	94,200,637
Change in net unrealized appreciation (depreciation) of investment securities and foreign currencies	(1,599,439)	(49,020,657)
Net increase in net assets resulting from operations	31,467,882	47,560,738
Distributions to shareholders from net investment income:
Class A	—	(1,478,318)
Class B	—	(275,141)
Class C	—	(273,567)
Class R	—	(104)
Investor Class	—	(6,284,550)
Total distributions from net investment income	—	(8,311,680)
Distributions to shareholders from net realized gains:
Class A	—	(13,787,712)
Class B	—	(3,646,606)
Class C	—	(3,625,742)
Class R	—	(1,007)
Investor Class	—	(57,249,907)
Total distributions from net realized gains	—	(78,310,974)
Decrease in net assets resulting from distributions	—	(86,622,654)
Share transactions—net:
Class A	(10,975,784)	51,259,710
Class B	(4,041,750)	7,419,440
Class C	(3,919,221)	5,751,247
Class K	—	(98,550,104)
Class R	10,435	21,525
Investor Class	(49,544,748)	(65,151,262)
Net increase (decrease) in net assets resulting from share transactions	(68,471,068)	(99,249,444)
Net increase (decrease) in net assets	(37,003,186)	(138,311,360)
Net assets:
Beginning of period	768,678,194	906,989,554
End of period (including undistributed net investment income of $(3,684,959) and $(12,984,441), respectively)	$731,675,008	$768,678,194

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

F-6

AIM Leisure Fund

Notes to Financial Statements

September 30, 2006

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Leisure Fund (the "Fund") is a series portfolio of AIM Sector Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund's investment objective is to provide capital growth.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain

F-7

AIM Leisure Fund

(loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F.  Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.  Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

J.  Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K.  Futures Contracts — The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss

F-8

AIM Leisure Fund

equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.  Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

Average Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended September 30, 2006, AIM waived advisory fees of $1,980.

At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $1,811.

The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended September 30, 2006, AIM was paid $104,259.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2006, the Fund paid AIS $801,882.

The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended September 30, 2006, the Class A, Class B, Class C, Class R and Investor Class shares paid $159,119, $161,113, $159,096, $65 and $676,054, respectively.

Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2006, ADI advised the Fund

F-9

AIM Leisure Fund

that it retained $12,221 in front-end sales commissions from the sale of Class A shares and $72, $25,366, $4,431 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended September 30, 2006.

Investments of Daily Available Cash Balances:

Fund	Value 03/31/06	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 09/30/06	Dividend Income	Realized Gain (Loss)
Liquid Assets Portfolio–Institutional Class	$—	$34,409,524	$(19,439,647)	$—	$14,969,877	$140,739	$—
Premier Portfolio–Institutional Class	1,876,748	86,269,370	(73,176,240)	—	14,969,878	280,703	—
Subtotal	$1,876,748	$120,678,894	$(92,615,887)	$—	$29,939,755	$421,442	$—

Investments of Cash Collateral from Securities Lending Transactions:

Fund	Value 03/31/06	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 09/30/06	Dividend Income*	Realized Gain (Loss)
Premier Portfolio–Institutional Class	$24,296,094	$395,358,630	$(410,114,225)	$—	$9,540,499	$149,284	$—
Total Investments in Affiliates	$26,172,842	$516,037,524	$(502,730,112)	$—	$39,480,254	$570,726	$—

*  Net of compensation to counterparties.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended September 30, 2006, the Fund engaged in securities sales of $785,502, which resulted in net realized gains of $292,734 and securities purchases of $0.

NOTE 5—Expense Offset Arrangements

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended September 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $20,109.

NOTE 6—Trustees' and Officer's Fees and Benefits

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

F-10

AIM Leisure Fund

During the six months ended September 30, 2006, the Fund paid legal fees of $2,310 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

During the six months ended September 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8—Portfolio Securities Loaned

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

At September 30, 2006, securities with an aggregate value of $9,279,672 were on loan to brokers. The loans were secured by cash collateral of $9,540,499 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended September 30, 2006, the Fund received dividends on cash collateral investments of $149,284 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

The Fund did not have a capital loss carryforward as of March 31, 2006.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2006 was $48,885,440 and $128,464,922, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$242,661,501
Aggregate unrealized (depreciation) of investment securities	(12,590,638)
Net unrealized appreciation of investment securities	$230,070,863

Cost of investments for tax purposes is $512,681,393.

F-11

AIM Leisure Fund

NOTE 11—Share Information

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class R and Investor Class. The Fund formerly offered Class K shares; however, as of the close of business October 21, 2005, the Class K shares were converted to Class A shares. Investor Class shares of the Fund are offered only to certain grandfathered investors.

Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Class R shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

Changes in Shares Outstanding

	Six months ended September 30, 2006(a)		Year ended March 31, 2006
	Shares	Amount	Shares	Amount
Sold:
Class A	272,355	$11,900,955	1,690,157	$76,342,165
Class B	34,753	1,478,230	303,966	13,527,410
Class C	48,486	2,003,437	335,088	14,484,186
Class K(b)	—	—	87,158	3,917,051
Class R(c)	243.8	10,435	468.8	20,414
Investor Class	504,923	22,114,683	1,086,533	48,574,296
Issued as reinvestment of dividends:
Class A	—	—	352,631	14,581,266
Class B	—	—	89,561	3,626,335
Class C	—	—	93,161	3,674,292
Class R(c)	—	—	26.9	1,111
Investor Class	—	—	1,495,835	61,748,054
Conversion of Class K shares to Class A shares:(d)
Class A	—	—	349,033	15,172,483
Class K	—	—	(353,342)	(15,172,483)
Automatic conversion of Class B shares to Class A shares:
Class A	10,968	480,083	14,950	660,308
Class B	(11,243)	(480,083)	(15,261)	(660,308)
Reacquired:
Class A	(536,069)	(23,356,822)	(1,265,646)	(55,496,512)
Class B	(118,276)	(5,039,897)	(212,534)	(9,073,997)
Class C	(142,869)	(5,922,658)	(294,933)	(12,407,231)
Class K(b)	—	—	(1,983,958)	(87,294,672)
Investor Class	(1,637,715)	(71,659,431)	(3,970,756)	(175,473,612)
	(1,574,443.2)	$(68,471,068)	(2,197,861.3)	$(99,249,444)

(a)  There are two entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 26% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)  Class K shares activity for the period April 1, 2005 through October 21, 2005 (date of conversion).

(c)  Class R shares commenced sales on October 25, 2005.

(d)  Effective as of close of business October 21, 2005, all outstanding shares were converted to class A shares of the Fund.

NOTE 12—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

F-12

AIM Leisure Fund

NOTE 13—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30,		Year ended March 31,				March 28, 2002 (Date sales commenced) to March 31,
	2006		2006	2005		2004	2003
Net asset value, beginning of period	$43.45		$45.61	$42.83		$30.88	$38.96
Income from investment operations:
Net investment income (loss)(a)	0.57		0.15	(0.05)		(0.14)	(0.17)
Net gains (losses) on securities (both realized and unrealized)	1.37		2.60	3.15		12.09	(7.91)
Total from investment operations	1.94		2.75	3.10		11.95	(8.08)
Less distributions:
Dividends from net investment income	—		(0.47)	(0.32)		—	—
Distributions from net realized gains	—		(4.44)	—		—	—
Total distributions	—		(4.91)	(0.32)		—	—
Net asset value, end of period	$45.39		$43.45	$45.61		$42.83	$30.88
Total return(b)	4.47%		6.58%	7.23%		38.70%	(20.74)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$126,955		$132,515	$87,068		$66,510	$27,175
Ratio of expenses to average net assets	1.27	%(c)	1.29%	1.42	%(d)	1.48%	1.42%
Ratio of net investment income (loss) to average net assets	2.61	%(c)	0.34%	(0.11)%		(0.37)%	(0.56)%
Portfolio turnover rate(e)	7%		20%	8%		20%	20%

(a)  Calculated using average shares outstanding.

(b)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(c)  Ratios are annualized and based on average daily net assets of $126,947,304.

(d)  After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.43% for the year ended March 31, 2005.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

	Class B
	Six months ended September 30,		Year ended March 31,			March 28, 2002 (Date sales commenced) to March 31,
	2006		2006	2005	2004	2003
Net asset value, beginning of period	$42.46		$44.86	$42.22	$30.65	$38.96
Income from investment operations:
Net investment income (loss)(a)	0.40		(0.17)	(0.32)	(0.40)	(0.38)
Net gains (losses) on securities (both realized and unrealized)	1.33		2.54	3.08	11.97	(7.93)
Total from investment operations	1.73		2.37	2.76	11.57	(8.31)
Less distributions:
Dividends from net investment income	—		(0.33)	(0.12)	—	—
Distributions from net realized gains	—		(4.44)	—	—	—
Total distributions	—		(4.77)	(0.12)	—	—
Net asset value, end of period	$44.19		$42.46	$44.86	$42.22	$30.65
Total return(b)	4.08%		5.81%	6.54%	37.75%	(21.33)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$31,480		$34,272	$28,776	$18,814	$8,268
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	2.02	%(c)	2.02%	2.07%	2.15%	2.14%
Without fee waivers and/or expense reimbursements	2.02	%(c)	2.02%	2.08%	2.26%	2.23%
Ratio of net investment income (loss) to average net assets	1.86	%(c)	(0.39)%	(0.76)%	(1.04)%	(1.29)%
Portfolio turnover rate(d)	7%		20%	8%	20%	20%

(a)  Calculated using average shares outstanding.

(b)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(c)  Ratios are annualized and based on average daily net assets of $32,134,615.

(d)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

F-13

AIM Leisure Fund

NOTE 13—Financial Highlights—(continued)

	Class C
	Six months ended September 30,		Year ended March 31,
	2006		2006		2005		2004		2003	2002
Net asset value, beginning of period	$41.35		$43.82		$41.24		$30.00		$38.29	$36.80
Income from investment operations:
Net investment income (loss)	0.39	(a)	(0.17	)(a)	(0.31	)(a)	(0.46	)(a)	(0.18)	(0.17	)(b)
Net gains (losses) on securities (both realized and unrealized)	1.30		2.47		3.01		11.70		(8.11)	2.02
Total from investment operations	1.69		2.30		2.70		11.24		(8.29)	1.85
Less distributions:
Dividends from net investment income	—		(0.33)		(0.12)		—		—	—
Distributions from net realized gains	—		(4.44)		—		—		—	(0.36)
Total distributions	—		(4.77)		(0.12)		—		—	(0.36)
Net asset value, end of period	$43.04		$41.35		$43.82		$41.24		$30.00	$38.29
Total return(c)	4.09%		5.78%		6.55%		37.47%		(21.65)%	5.10%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$30,853		$33,549		$29,706		$28,383		$17,768	$16,307
Ratio of expenses to average net assets	2.02	%(d)	2.02%		2.07	%(e)	2.36%		2.44%	2.26%
Ratio of net investment income (loss) to average net assets	1.86	%(d)	(0.39)%		(0.76)%		(1.25)%		(1.62)%	(1.48)%
Portfolio turnover rate(f)	7%		20%		8%		20%		20%	27%

(a)  Calculated using average shares outstanding.

(b)  The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.34) for the year ended March 31, 2002.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $31,732,330.

(e)  After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.08% for the year ended March 31, 2005.

(f)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

	Class R
	Six months ended September 30, 2006		October 25, 2005 (Date sales commenced) to March 31, 2006
Net asset value, beginning of period	$43.41		$43.91
Income from investment operations:
Net investment income(a)	0.51		0.02
Net gains on securities (both realized and unrealized)	1.37		4.38
Total from investment operations	1.88		4.40
Less distributions:
Dividends from net investment income	—		(0.46)
Distributions from net realized gains	—		(4.44)
Total distributions	—		(4.90)
Net asset value, end of period	$45.29		$43.41
Total return(b)	4.33%		10.57%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$33		$22
Ratio of expenses to average net assets	1.52	%(c)	1.52	%(d)
Ratio of net investment income to average net assets	2.36	%(c)	0.11	%(d)
Portfolio turnover rate(e)	7%		20%

(a)  Calculated using average shares outstanding.

(b)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.

(c)  Ratios are annualized and based on average daily net assets of $26,072.

(d)  Annualized.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

F-14

AIM Leisure Fund

NOTE 13—Financial Highlights—(continued)

	Investor Class
	Six months ended September 30,		Year ended March 31,
	2006		2006	2005		2004		2003	2002
Net asset value, beginning of period	$43.37		$45.54	$42.75		$30.83		$38.95	$37.13
Income from investment operations:
Net investment income (loss)	0.57	(a)	0.16 (a)	(0.00	)(a)	(0.14	)(a)	(0.23)	(0.03	)(b)
Net gains (losses) on securities (both realized and unrealized)	1.37		2.59	3.14		12.06		(7.89)	2.21
Total from investment operations	1.94		2.75	3.14		11.92		(8.12)	2.18
Less distributions:
Dividends from net investment income	—		(0.48)	(0.35)		—		—	—
Distributions from net realized gains	—		(4.44)	—		—		—	(0.36)
Total distributions	—		(4.92)	(0.35)		—		—	(0.36)
Net asset value, end of period	$45.31		$43.37	$45.54		$42.75		$30.83	$38.95
Total return(c)	4.47%		6.60%	7.35%		38.66%		(20.87)%	6.01%
Ratios/supplemental data:
Net assets, end of period (000ws omitted)	$542,353		$568,321	$659,978		$702,969		$536,108	$799,465
Ratio of expenses to average net assets	1.27	%(d)	1.27%	1.32	%(e)	1.49%		1.50%	1.40%
Ratio of net investment income (loss) to average net assets	2.61	%(d)	0.36%	(0.01)%		(0.38)%		(0.69)%	(0.64)%
Portfolio turnover rate(f)	7%		20%	8%		20%		20%	27%

(a)  Calculated using average shares outstanding.

(b)  The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.22) for the year ended March 31, 2002.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $539,365,199.

(e)  After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.33% for the year ended March 31, 2005.

(f)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor—Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements

F-15

AIM Leisure Fund

NOTE 14—Legal Proceedings—(continued)

permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds;

•  that certain AIM Funds inadequately employed fair value pricing;

•  that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

•  that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

F-16

AIM Leisure Fund

Trustees and Officers

Board of Trustees

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Chair

Albert R. Dowden

Jack M. Fields

Carl Frischling

Robert H. Graham

Vice Chair

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Larry Soll

Raymond Stickel Jr.

Philip A. Taylor

Officers

Philip A. Taylor

President and Principal
Executive Officer

Todd L. Spillane

Chief Compliance Officer

Russell C. Burk

Senior Vice President and Senior Officer

John M. Zerr

Senior Vice President, Secretary and Chief Legal Officer

Sidney M. Dilgren

Vice President, Treasurer and
Principal Financial Officer

Lisa O. Brinkley

Vice President

Kevin M. Carome

Vice President

J. Philip Ferguson

Vice President

Karen Dunn Kelley

Vice President

Office of the Fund

11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Investment Advisor

A I M Advisors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Transfer Agent

AIM Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110-2801

Counsel to the Fund

Ballard Spahr
Andrews & Ingersoll, LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

Counsel to the Independent Trustees

Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Distributor

A I M Distributors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

F-17

Domestic Equity

AIM Basic Balanced Fund*

AIM Basic Value Fund

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Diversified Dividend Fund

AIM Dynamics Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM S&P 500 Index Fund

AIM Select Equity Fund

AIM Small Cap Equity Fund

AIM Small Cap Growth Fund(1)

AIM Structured Core Fund

AIM Structured Growth Fund

AIM Structured Value Fund

AIM Summit Fund

AIM Trimark Endeavor Fund

AIM Trimark Small Companies Fund

*Domestic equity and income fund

International/Global Equity

AIM Asia Pacific Growth Fund

AIM China Fund

AIM Developing Markets Fund

AIM European Growth Fund

AIM European Small Company Fund(1)

AIM Global Aggressive Growth Fund

AIM Global Equity Fund

AIM Global Growth Fund

AIM Global Value Fund

AIM Japan Fund

AIM International Core Equity Fund

AIM International Growth Fund

AIM International Small Company Fund(1)

AIM Trimark Fund

Sector Equity

AIM Advantage Health Sciences Fund

AIM Energy Fund

AIM Financial Services Fund

AIM Global Health Care Fund

AIM Global Real Estate Fund

AIM Gold & Precious Metals Fund

AIM Leisure Fund

AIM Multi-Sector Fund

AIM Real Estate Fund(1)

AIM Technology Fund

AIM Utilities Fund

Fixed Income

TAXABLE

AIM Enhanced Short Bond Fund

AIM Floating Rate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM International Bond Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Short Term Bond Fund

AIM Total Return Bond Fund

Premier Portfolio

Premier U.S. Government Money Portfolio

TAX-FREE

AIM High Income Municipal Fund(1)

AIM Municipal Bond Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

Premier Tax-Exempt Portfolio

Allocation Solutions

AIM Conservative Allocation Fund

AIM Growth Allocation Fund

AIM Moderate Allocation Fund

AIM Moderate Growth Allocation Fund

AIM Moderately Conservative Allocation Fund

Diversified Portfolios

AIM Income Allocation Fund

AIM International Allocation Fund

(1)This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

If used after January 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world’s largest independent financial services companies with $441 billion in assets under management. Data as of September 30, 2006.

Consider the investment objectives, risks, and charges and expenses carefully. For this and other information about AIM Funds, obtain a prospectus from your financial advisor and read it carefully before investing.

AIMinvestments.com	I-LEI-SAR-1	A I M Distributors, Inc.

[Your goals. Our solutions.]

– registered trademark –

Mutual	Retirement	Annuities	College	Separately	Offshore	Cash
Funds	Products		Savings	Managed	Products	Management
			Plans	Accounts

[AIM Investments Logo]
– registered trademark –

AIM Technology Fund

Semiannual Report to Shareholders • September 30, 2006

[COVER GLOBE IMAGE]

SECTOR EQUITY

Sectors

Supplemental Information	2
Letters to Shareholders	3
Performance Summary	5
Management Discussion	5
Long-term Fund Performance	7
Fund Expenses	8
Approval of Advisory Agreement	9
Schedule of Investments	F-1
Financial Statements	F-4
Notes to Financial Statements	F-6
Financial Highlights	F-14
Trustees and Officers	F-19

[AIM investment solutions]

[Graphic]	[Graphic]	[Graphic]

[Domestic	[International/	[Sector
Equity]	Global Equity]	Equity]

[Graphic]	[Graphic]	[Graphic]

[Fixed	[Allocation	[Diversified
Income]	Solutions]	Portfolios]

[AIM Investments Logo]
– registered trademark –

AIM Technology Fund

AIM TECHNOLOGY FUND seeks to provide capital growth.

•  Unless otherwise stated, information presented in this report is as of September 30, 2006, and is based on total net assets.

About share classes

•  Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that had existing accounts prior to September 30, 2003, invested in Class B shares will continue to be allowed to make additional purchases.

•  Investor Class shares are closed to most investors. For more information on who may continue to invest in Investor Class shares, please see the prospectus.

Principal risks of investing in the Fund

•  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

•  Investing in a fund that invests in smaller companies involves risks not associated with investing in more established companies, such as business risk, stock price fluctuations and illiquidity.

•  Stocks are subject to market risk, meaning stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.

•  Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  There is no guarantee that the investment techniques and risk analyses used by the Fund’s managers will produce the desired results.

•  The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may be more volatile than other mutual funds, and the value of the Fund’s investments may rise and fall more rapidly.

•  The Fund may engage in active and frequent trading which may increase costs and lower the Fund’s actual returns. Active trading may also increase short-term gains and losses, which may affect the taxes that must be paid.

•  Many of the products and services offered by information technology-related companies are subject to rapid obsolescence, which may lower the value of the securities of the companies in this sector.

About indexes used in this report

•  The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index composed of companies involved in the technology industry. The index is rebalanced semiannually.

•  The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500 —registered trademark— Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

•  The unmanaged Lipper Science and Technology Funds Index represents an average of the performance of the 30 largest science and technology funds tracked by Lipper Inc., an independent mutual fund performance monitor.

•  The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

•  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

•  Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

•  The returns shown in management’s discussion of Fund performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can

Continued on page 7

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

Fund NASDAQ Symbols

Class A Shares	ITYAX
Class B Shares	ITYBX
Class C Shares	ITHCX
Investor Class Shares	FTCHX

Not FDIC Insured   May lose value   No bank guarantee

AIMinvestments.com

2

AIM Technology Fund

[TAYLOR
PHOTO]

Philip Taylor

Dear Shareholders of The AIM Family of Funds —registered trademark—:

We’re pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review in this report, and what factors affected its performance.

It’s been said nothing is certain but death and taxes. We would venture to add that one other thing is certain: Markets change—and change often—in the short term, in response to constantly changing economic, geopolitical and other factors. For example, from April to July, U.S. equity markets demonstrated weakness and volatility as economic data suggested that inflation might be higher than previously estimated. But in August, the U.S. Federal Reserve Board, for the first time in more than two years, chose not to raise short-term interest rates, suggesting that it believed inflation was contained. Together with continuing strong corporate profits and declining oil prices, this caused U.S. equity markets to surge, and as the reporting period drew to a close, major market averages neared multi-year highs. Despite fears about a slowing global economy, most foreign markets demonstrated strength during the reporting period.

While we can’t do anything about the ambiguity and uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments —registered trademark— can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that’s right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios—with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

We’ve changed the look of our annual reports to reflect that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color—green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund’s asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

AIM has a variety of investment solutions, and knowing which ones are right for your portfolio is complex. That’s why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that’s based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

At a recent meeting of the AIM Funds board, Robert H. Graham relinquished his position as president of AIM Funds, a post customarily held by the chief executive officer of AIM Investments. Bob—one of three founders of AIM Investments in 1976—has a well-earned reputation for being one of the most knowledgeable leaders in the mutual fund industry. As I assume Bob’s previous responsibilities, I’m pleased that he’ll remain actively involved as the vice chair of AIM Funds.

Our commitment to you

In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we’re pleased you’ve placed your trust in us.

Information about investing, the markets and your Fund is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

Sincerely,

/s/ Philip Taylor

Philip Taylor

President – AIM Funds

CEO, AIM Investments

November 15, 2006

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

3

AIM Technology Fund

[CROCKETT
PHOTO]

Bruce L. Crockett

Dear Fellow AIM Fund Shareholders:

At our meeting at the end of June, your Board completed its comprehensive review* of each fund’s advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

Looking ahead, your Board finds many reasons to be positive about AIM’s management and strategic direction.
Most importantly, AIM’s investment management discipline is paying off in terms of improved overall performance. While work remains to be done, AIM’s complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the periods ended September 30, 2006. We are also pleased with AIM’s efforts to seek more cost-effective ways of delivering superior service.

In addition, AIM is realizing the benefits of belonging to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $441 billion globally as of September 30, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

The seven new AIM funds—which include Asian funds, structured U.S. equity funds and specialized bond funds—are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM’s Web site.

Your Board is very pleased with the overall direction and progress of the AIM Funds. We’re working closely and effectively with AIM’s management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments,
AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett

Independent Chair

AIM Funds Board

November 15, 2006

* To learn more about all the factors we considered before approving each fund’s advisory agreement, go to the “Products & Performance” tab at the AIM Web site (AIMinvestments.com) and click on “Investment Advisory Agreement Renewals.” The approval of advisory agreement information for your Fund is also included in this semiannual report on pages 9–10.

4

AIM Technology Fund

Management’s discussion of Fund performance

Performance summary

For the six months ended September 30, 2006, AIM Technology Fund, excluding sales charges, posted negative returns and underperformed both its broad based and style-specific indexes. The Fund underperformed the broad market largely because the information technology (IT) sector was the worst performing sector in the S&P 500 Index for the reporting period. The Fund underperformed its style-specific index due to stock selection among communication equipment, computers and peripherals and software industries.

Your Fund’s long-term performance appears on page 7.

Fund vs. Indexes

Cumulative total returns, 3/31/06–9/30/06, excluding applicable sales charges. If applicable sales charges were included, returns would be lower.

Class A Shares	–3.16
Class B Shares	–3.55
Class C Shares	–3.54
Investor Class Shares	–3.19
S&P 500 Index (Broad Market Index)	4.14
Goldman Sachs Technology Composite Index (Style-Specific Index)	–2.83
Lipper Science and Technology Funds Index (Peer Group Index)	–5.87

Sources: Lipper Inc., Bloomberg L.P.

How we invest

We seek attractively valued, well-managed companies in the IT sector with the potential to generate sustainable growth and free cash flow that is not yet anticipated by the market. We begin by identifying industries in the sector we believe may benefit over the next 12 to 24 months from strong fundamentals, such as increased demand, a new product cycle or greater visibility among investors and the public. We weight these industries according to our assessment of the fundamental.

Within each industry, we look for:

•  Companies addressing growing markets with unique product offerings.

•  Strong management teams.

•  Profitable share gainers.

•  Sustainable business models.

Our quantitative sector model is used to rank companies based on growth rate, sustainability of earnings, revenue, cash flow and ranking investment candidates on absolute and relative attractiveness.

We then apply our proprietary valuation analysis, comparing a stock’s current valuation to its historical valuations as well as the valuations of its competitors.

We will invest 60–80% of the Fund’s assets in core holdings—companies with above-mentioned qualities—and 20–40% in tactical holdings.

We manage risk through diversification within the sector and by allocating a portion of assets to core holdings, which generally have more favorable return and valuation characteristics.

We may reduce or eliminate exposure to a stock when:

•  We identify a more attractive investment opportunity.

•  A company’s fundamentals change (product failure, reduced pricing power, margin compression, etc.).

•  A company’s earnings disappoint.

•  Management’s strategic direction shifts or unfavorable changes occur.

•  Price target has been met.

Market conditions and your Fund

The first half of the reporting period saw a decline in equity markets as fears of rising interest rates and inflation, along with a

(continued)

Portfolio composition

By industry
Semiconductors	17.3%
Communications Equipment	14.5
Application Software	9.8
Systems Software	8.6
Computer Hardware	7.4
Internet Software & Services	6.9
Wireless Telecommunication Services	5.7
IT Consulting & Other Services	5.5
Computer Storage & Peripherals	5.3
Integrated Telecommunication Services	2.8
Electronic Equipment Manufacturers	2.5
Data Processing & Outsourced Services	2.1
Semiconductor Equipment	1.9
Electronic Manufacturing Services	1.6
Home Entertainment Software	1.3%
Movies & Entertainment	1.2
Alternative Carriers	1.1
Other Diversified Financial Services	1.0
Consumer Electronics	0.9
Broadcasting & Cable TV	0.8
Advertising	0.6
Money Market Funds Plus Other Assets Less Liabilities	1.2

Total Net Assets	$1.1 billion

Total Number of Holdings*	73

Top 10 equity holdings*

1.	Freescale Semiconductor Inc. -Class B	3.5%
2.	Oracle Corp.	2.7
3.	Motorola, Inc.	2.7
4.	Adobe Systems Inc.	2.7
5.	Hewlett-Packard Co.	2.6
6.	America Movil S.A. de C.V.- Series L-ADR (Mexico)	2.5
7.	Accenture Ltd.-Class A	2.5
8.	Amdocs Ltd.	2.4
9.	Digital River, Inc.	2.4
10.	Cognizant Technology Solutions Corp.-Class A	2.4

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

5

AIM Technology Fund

concern that a slowdown in housing would impact the broader economy, caused investors to sell stocks. Against this backdrop, information technology was the worst performing sector in the S&P 500.

During the second half of the reporting period, U.S. stocks pushed toward record highs as a series of benign inflation reports and moderating gross domestic product (GDP) figures led the U.S. Federal Reserve Board (the Fed) to leave interest rates unchanged at two consecutive meetings. Declining commodity prices—including a 15% drop in the price of crude oil—helped foster optimism that a hard landing for the U.S. economy could be avoided. As a result, technology rebounded and was the third best-performing sector in the S&P 500 for the second half of the reporting period.

For the full reporting period, information technology was the worst-performing sector as market concerns caused investors to reward more defensive sectors such as health care and consumer staples. Financials also led as the Fed’s decision to not raise interest rates in August became a catalyst for increased investment.

Consistent with broader economic trends, the Fund underperformed the S&P 500. Within the technology sector, returns were mostly negative at the industry level, with software and wireless telecommunication being the two exceptions. For the Fund, stock selection was a relative detractor within software and wireless telecommunications. Stock selection within computers and peripherals was the single largest performance detractor relative to our style-specific index, the Goldman Sachs Technology Composite Index. Stock selection within Internet software and services was our largest contributor to performance relative to our style-specific index, as we continued to benefit from consumer interest in online commerce.

At the individual stock level, names that aided Fund performance included Akamai Technologies and Freescale Semiconductors. Akamai, a leading global service provider for accelerating content and business processes online, reported favorable financial results. Freescale, a firm that designs, manufactures and markets embedded semiconductors and ancillary components, posted positive performance due to their agreement to be acquired for $17.6 billion in cash by a private equity consortium led by The Blackstone Group.

Stock-specific detractors included PMC Sierra. Lower revenue expectations caused a reduced business outlook going forward and we sold the entire position. Tellabs, a digital communications company that serves the telecom industry, also detracted from performance as their customer base was reduced by telecom carrier consolidation. During the reporting period, there was a leadership change within the Fund’s portfolio management team. Michelle Fenton, who had been co-manager on the Fund since 2003, became lead manager effective May 1, 2006.

In terms of the Fund positioning, we trimmed our communication equipment holdings and semiconductor equipment stocks during the period. We used the proceeds from these sales to increase exposure to software, wireless telecommunication services and telecommunication stocks. We also reduced the number of holdings to increase the focus on our highest conviction names.

In closing

We would like to thank any new shareholders who joined the Fund during the reporting period and thank existing shareholders for their continued commitment to AIM Technology Fund.

The views and opinions expressed in management’s discussion of Fund performance are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and index
disclosures on the inside front cover.

[FENTON

PHOTO]

Michelle E. Fenton

Chartered Financial Analyst, portfolio manager, is manager of AIM Technology Fund. She has been associated with INVESCO Institutional and/or its affiliates since 1998. Ms. Fenton earned her bachelor’s degree in finance from Montana State University.

Assisted by the Technology Team

For a presentation of your Fund’s long-term performance, please see page 7.

6

AIM Technology Fund

Your Fund’s long-term performance

Average Annual Total Returns

As of 9/30/06, including applicable sales charges

Class A Shares
Inception (3/28/02)	–3.39%
1 Year	3.22

Class B Shares
Inception (3/28/02)	–3.35%
1 Year	3.39

Class C Shares
Inception (2/14/00)	–17.33%
5 Years	2.10
1 Year	7.46

Investor Class Shares
Inception (1/19/84)	10.98%
10 Years	2.15
5 Years	2.83
1 Year	9.25

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the advisor not waived fees and/or reimbursed expenses, performance for Class A, B and C shares would have been lower.

Continued from inside front cover

obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

7

AIM Technology Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2006, through September 30, 2006.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The Fund’s actual cumulative total returns at net asset value after expenses for the six months ended September 30, 2006, appear in the table “Fund vs. Indexes” on page 5.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL
				(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(4/1/06)	(9/30/06)(1)	Period(2)	(9/30/06)	Period(2)	Ratio
A	$1,000.00	$968.40	$7.70	$1,017.25	$7.89	1.56%
B	1,000.00	964.50	11.38	1,013.49	11.66	2.31
C	1,000.00	964.60	11.38	1,013.49	11.66	2.31
Investor	1,000.00	968.10	7.50	1,017.45	7.69	1.52

(1)          The actual ending account value is based on the actual total return of the Fund for the period April 1, 2006, through September 30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses. The Fund’s actual cumulative total returns at net asset value after expenses for the six months ended September 30, 2006, appear in the table “Fund vs. Indexes” on page 5.

(2)          Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

8

AIM Technology Fund

Approval of Investment Advisory Agreement

The Board of Trustees of AIM Sector Funds (the “Board”) oversees the management of AIM Technology Fund (the “Fund”) and, as required by law, determines annually whether to approve the continuance of the Fund’s advisory agreement with A I M Advisors, Inc. (“AIM”). Based upon the recommendation of the Investments Committee of the Board, at a meeting held on June 27, 2006, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the “Advisory Agreement”) between the Fund and AIM for another year, effective July 1, 2006.

The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement at the meeting on June 27, 2006 and as part of the Board’s ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

One responsibility of the independent Senior Officer of the Fund is to manage the process by which the Fund’s proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arms’ length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below.

The discussion below serves as a summary of the Senior Officer’s independent written evaluation, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Advisory Agreement is fair and reasonable and would have been obtained through arm’s length negotiations.

Unless otherwise stated, information presented below is as of June 27, 2006 and does not reflect any changes that may have occurred since June 27, 2006, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

•  The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

•  The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board considered such issues as AIM’s portfolio and product review process, various back office support functions provided by AIM and AIM’s equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

•  The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund’s performance in such periods was below the median performance of such comparable funds. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. The Board noted that AIM has recently made changes to the Fund’s portfolio management team, which need more time to be evaluated before a conclusion can be made that the changes have addressed the Fund’s under-performance. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. However, due to the Fund’s under-performance, the Board also concluded that it would be appropriate for the Board to continue to closely monitor and review the performance of the Fund. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•  The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Science & Technology Fund Index. The Board noted that the Fund’s performance in such periods was below the performance of such Index. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. The Board noted that AIM has recently made changes to the Fund’s portfolio management team, which need more time to be evaluated before a conclusion can be made that the changes have addressed the Fund’s under-performance. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. However, due to the Fund’s under-performance, the Board also concluded that it would be appropriate for the Board to continue to closely monitor and review the performance of the Fund. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•  Meetings with the Fund’s portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund’s portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

•  Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

•  Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the effective advisory fee rate (before waivers) for the Fund under the Advisory Agreement. The Board noted that this rate was (i) above the effective sub-advisory fee rates for two Canadian mutual funds advised by an AIM affiliate and sub-advised by AIM with investment strategies comparable to those of the Fund, although the total advisory fees for such Canadian mutual funds were above those for the Fund; and (ii) above the effective sub-advisory fee rates for three offshore funds advised and sub-advised by AIM affiliates with investment strategies comparable to those of the Fund, although the total advisory fees for two such offshore funds were above those for the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund’s total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•  Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level at the end of the past calendar year and noted that the Fund’s rate was comparable to the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund’s total operating expenses, as discussed below. Based on this review, the Board concluded

(continued)

9

AIM Technology Fund

that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•  Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2007 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect through June 30, 2007. The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of the Fund through June 30, 2007 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the contractual nature of this fee waiver/expense limitation and noted that it remains in effect through June 30, 2007. The Board considered the effect these fee waivers/expense limitations would have on the Fund’s estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

•  Breakpoints and economies of scale. The Board reviewed the structure of the Fund’s advisory fee under the Advisory Agreement, noting that it includes six breakpoints. The Board reviewed the level of the Fund’s advisory fees, and noted that such fees, as a percentage of the Fund’s net assets, have decreased as net assets increased because the Advisory Agreement includes breakpoints. The Board noted that, due to the Fund’s asset levels at the end of the past calendar year and the way in which the advisory fee breakpoints have been structured, the Fund has yet to fully benefit from the breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2007 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund’s fee levels under the Advisory Agreement therefore reflect economies of scale and that it was not necessary to change the advisory fee breakpoints in the Fund’s advisory fee schedule.

•  Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements, if any (collectively, “cash balances”) of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests uninvested cash in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.

•  Independent written evaluation and recommendations of the Fund’s Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM’s affiliates, had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer’s written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer’s written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider whether the advisory fee waivers for certain equity AIM Funds, including the Fund, should be simplified. The Board concluded that it would be advisable to consider this issue and reach a decision prior to the expiration date of such advisory fee waivers.

•  Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM’s (and its affiliates’) investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM’s operations remain profitable, although increased expenses in recent years have reduced AIM’s profitability. Based on the review of the profitability of AIM’s and its affiliates’ investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

•  Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through “soft dollar” arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

•  AIM’s financial soundness in light of the Fund’s needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

•  Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board’s knowledge of AIM’s operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

•  Other factors and current trends. The Board considered the steps that AIM and its affiliates have taken over the last several years, and continue to take, in order to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that these steps taken by AIM have improved, and are likely to continue to improve, the quality and efficiency of the services AIM and its affiliates provide to the Fund in each of these areas, and support the Board’s approval of the continuance of the Advisory Agreement for the Fund.

10

Supplement to Semiannual Report dated 9/30/06

AIM Technology Fund

Institutional Class Shares

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

Average Annual Total Returns

For periods ended 9/30/06

Inception (12/21/98)	–0.74%
5 Years	3.71
1 Year	10.03
6 Months*	–2.83

*Cumulative total return that has not been annualized

Institutional Class shares have no sales charge; therefore, performance is at NAV. Performance of Institutional Class shares will differ from performance of other share classes primarily due to differing sales charges and class expenses.

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. Please consult your Fund prospectus for more information. For the most current month-end performance, please call 800-451-4246 or visit AIMinvestments.com.

Had the advisor not waived fees and/or reimbursed expenses in the past, performance would have been lower.

NASDAQ Symbol	FTPIX

Over for information on your Fund’s expenses.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[Your goals.
Our solutions.]

– registered trademark –

[AIM Investments Logo]
– registered trademark –

AIMinvestments.com	I-TEC-INS-2	A I M Distributors, Inc.

Information about your Fund’s expenses

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2006, through September 30, 2006.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The Fund’s actual cumulative total return after expenses for the six months ended September 30, 2006, appears in the table on the front of this supplement.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL
(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(4/1/06)	(9/30/06)(1)	Period(2)	(9/30/06)	Period(2)	Ratio
Institutional	$1,000.00	$971.70	$4.25	$1,020.76	4.36	0.86%

(1)     The actual ending account value is based on the actual total return of the Fund for the period April 1, 2006, through September 30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses. The Fund’s actual cumulative total return after expenses for the six months ended September 30, 2006, appears in the table on the front of this supplement.

(2)     Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

AIMinvestments.com	I-TEC-INS-2	A I M Distributors, Inc.

AIM Technology Fund

Schedule of Investments

September 30, 2006

(Unaudited)

	Shares	Value
Domestic Common Stocks–79.60%
Advertising–0.60%
Omnicom Group Inc.	68,356	$6,398,122
Alternative Carriers–1.14%
Time Warner Telecom Inc.–Class A(a)	634,383	12,059,621
Application Software–9.85%
Adobe Systems Inc.(a)	763,474	28,592,101
Amdocs Ltd.(a)	641,023	25,384,511
BEA Systems, Inc.(a)	959,463	14,583,838
Citrix Systems, Inc.(a)	642,208	23,254,352
Mercury Interactive Corp.(a)	64,427	3,319,923
Synchronoss Technologies, Inc.(a)	254,465	2,412,328
TIBCO Software Inc.(a)	780,177	7,005,989
		104,553,042
Broadcasting & Cable TV–0.75%
CBS Corp.–Class B	91,733	2,584,119
Comcast Corp.–Class A(a)	146,125	5,384,706
		7,968,825
Communications Equipment–9.72%
Cisco Systems, Inc.(a)	1,004,271	23,098,233
Corning Inc.(a)	655,201	15,993,456
Harris Corp.	245,327	10,914,598
Motorola, Inc.	1,153,019	28,825,475
QUALCOMM Inc.	419,373	15,244,209
Riverbed Technology, Inc.(a)(b)	183,372	3,575,754
Tellabs, Inc.(a)	509,738	5,586,729
		103,238,454
Computer Hardware–5.62%
Apple Computer, Inc.(a)	324,648	25,007,636
Hewlett-Packard Co.	754,542	27,684,146
Palm, Inc.(a)(b)	480,815	7,000,666
		59,692,448
Computer Storage & Peripherals–5.35%
Brocade Communications Systems, Inc.(a)	1,288,499	9,096,803
EMC Corp.(a)	1,430,174	17,133,484
McDATA Corp.–Class A(a)	526,654	2,649,070
Network Appliance, Inc.(a)	318,945	11,804,154
Seagate Technology(a)	698,207	16,121,600
		56,805,111

	Shares	Value
Data Processing & Outsourced Services–2.00%
VeriFone Holdings, Inc.(a)	744,832	$21,264,953
Electronic Equipment Manufacturers–2.45%
Amphenol Corp.–Class A	247,880	15,351,209
Itron, Inc.(a)	191,108	10,663,826
		26,015,035
Home Entertainment Software–1.28%
Electronic Arts Inc.(a)	244,950	13,638,816
Integrated Telecommunication Services–1.02%
Verizon Communications Inc.	291,894	10,838,024
Internet Software & Services–6.93%
Akamai Technologies, Inc.(a)	499,343	24,962,157
Digital River, Inc.(a)	496,469	25,379,495
Google Inc.–Class A(a)	57,935	23,284,076
		73,625,728
IT Consulting & Other Services–5.46%
Accenture Ltd.–Class A	842,575	26,718,053
Acxiom Corp.	252,411	6,224,455
Cognizant Technology Solutions Corp.–Class A(a)	338,725	25,085,974
		58,028,482
Movies & Entertainment–1.20%
News Corp.–Class A	648,158	12,736,305
Other Diversified Financial Services–1.04%
BlueStream Ventures L.P. (Acquired 08/03/00-06/23/06; Cost $22,484,301)(a)(c)(d)(e)(f)(g)	23,500,885	11,051,291
Semiconductor Equipment–0.85%
FormFactor Inc.(a)	213,736	8,996,272
Semiconductors–12.52%
Broadcom Corp.–Class A(a)	188,498	5,719,029
Freescale Semiconductor Inc.–Class B(a)	980,434	37,266,297
Integrated Device Technology, Inc.(a)	838,405	13,464,784
Intel Corp.	1,043,904	21,473,105
Intersil Corp.–Class A	357,912	8,786,740
Microchip Technology Inc.	223,116	7,233,421
NVIDIA Corp.(a)	494,588	14,634,859
SiRF Technology Holdings, Inc.(a)(b)	338,185	8,113,058

AIM Technology Fund

	Shares	Value
Semiconductors–(continued)
Texas Instruments Inc.	487,460	$16,208,045
		132,899,338
Systems Software–8.65%
Microsoft Corp.	849,248	23,209,948
Oracle Corp.(a)	1,632,865	28,967,025
Red Hat, Inc.(a)	865,948	18,254,184
Symantec Corp.(a)	1,004,562	21,377,079
		91,808,236
Wireless Telecommunication Services–3.17%
American Tower Corp.–Class A(a)	313,212	11,432,238
Crown Castle International Corp.(a)	241,714	8,518,001
NII Holdings Inc.(a)	220,755	13,722,131
		33,672,370
Total Domestic Common Stocks (Cost $637,686,911)		845,290,473
Foreign Common Stocks & Other Equity Interests–19.16%
Canada–2.37%
Research In Motion Ltd. (Communications Equipment)(a)	62,000	6,364,920
Telus Corp. (Integrated Telecommunication Services)	333,700	18,777,715
		25,142,635
Finland–1.84%
Nokia Oyj–ADR (Communications Equipment)	990,337	19,499,736
France–1.71%
Silicon-On-Insulator Technologies (Semiconductors)(a)	626,773	18,120,973
India–0.10%
WNS Holdings Ltd.–ADR (Data Processing & Outsourced Services)(a)	37,585	1,073,052
Israel–0.79%
NICE Systems Ltd.–ADR (Communications Equipment)(a)	301,744	8,349,256
Japan–2.14%
Matsushita Electric Industrial Co., Ltd. (Consumer Electronics)(b)(h)	466,000	9,897,870
Toshiba Corp. (Computer Hardware)(b)(h)	1,978,000	12,878,534
		22,776,404
Mexico–2.54%
America Movil S.A. de C.V.–Series L–ADR (Wireless Telecommunication Services)	684,796	26,960,418
Netherlands–1.02%
ASML Holding N.V.–New York Shares (Semiconductor Equipment)(a)	464,417	10,811,628

	Shares	Value
South Korea–1.35%
Samsung Electronics Co., Ltd. (Semiconductors)(h)	20,450	$14,397,358
Sweden–1.52%
Telefonaktiebolaget LM Ericsson–ADR (Communications Equipment)	468,874	16,152,709
Switzerland–1.69%
STMicroelectronics N.V.–New York Shares (Semiconductors)(b)	1,039,479	17,941,408
Taiwan–2.09%
High Tech Computer Corp. (Computer Hardware)	203,000	5,372,691
Hon Hai Precision Industry Co., Ltd. (Electronic Manufacturing Services)(h)	2,774,342	16,865,396
		22,238,087
Total Foreign Common Stocks & Other Equity Interests (Cost $162,714,288)		203,463,664

	Number of Contracts	Exercise Price	Expiration Date
Put Options Purchased–0.02%
Computer Hardware–0.02%
Palm, Inc. (Cost $223,609)	2,943	$15	Oct-06	220,725
Preferred Stocks–0.00%
Biotechnology–0.00%

Ingenex, Inc.–Series B, Pfd. (Acquired 09/27/94; Cost $178,316)(a)(c)(e)(f)	30,627	0
Money Market Funds–2.00%
Liquid Assets Portfolio–Institutional Class(i)	10,612,193	10,612,193
Premier Portfolio–Institutional Class(i)	10,612,194	10,612,194
Total Money Market Funds (Cost $21,224,387)		21,224,387
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities loaned)–100.78% (Cost $822,027,511)		1,070,199,249
Investments Purchased with Cash Collateral from Securities Loaned
Money Market Funds–2.95%
Premier Portfolio–Institutional Class(i)(j)	31,323,522	31,323,522
Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $31,323,522)		31,323,522
TOTAL INVESTMENTS–103.73% (Cost $853,351,033)		1,101,522,771
OTHER ASSETS LESS LIABILITIES–(3.73)%		(39,625,828)
NET ASSETS–100.00%		$1,061,896,943

AIM Technology Fund

Investment Abbreviations:

ADR	–	American Depositary Receipt

Pfd.	–	Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at September 30, 2006.

(c)  Security is considered venture capital.

(d)  The Fund has a remaining commitment of $4,147,078 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.

(e)  Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at September 30, 2006 was $11,051,291, which represented 1.04% of the Fund's Net Assets. See Note 1A.

(f)  Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2006 was $11,051,291, which represented 1.04% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(g)  Affiliated company. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of September 30, 2006 represented 1.04% of the Fund's Net Assets. See Note 3.

(h)  In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2006 was $54,039,158, which represented 5.09% of the Fund's Net Assets. See Note 1A.

(i)  The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

(j)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Technology Fund

Statement of Assets and Liabilities

September 30, 2006

(Unaudited)

Assets:
Investments, at value (cost $778,318,823)*	$1,037,923,571
Investments in affiliates (cost $75,032,210)	63,599,200
Total investments (cost $853,351,033)	1,101,522,771
Foreign currencies, at value (cost $463,197)	461,400
Receivables for:
Investments sold	6,298,023
Fund shares sold	330,948
Dividends	494,629
Investment for trustee deferred compensation and retirement plans	405,631
Other assets	38,252
Total assets	1,109,551,654
Liabilities:
Payables for:
Investments purchased	10,741,802
Investments purchased from affiliates	818,170
Fund shares reacquired	2,611,094
Trustee deferred compensation and retirement plans	509,800
Collateral upon return of securities loaned	31,323,522
Accrued distribution fees	262,098
Accrued trustees' and officer's fees and benefits	603
Accrued transfer agent fees	1,127,915
Accrued operating expenses	259,707
Total liabilities	47,654,711
Net assets applicable to shares outstanding	$1,061,896,943
Net assets consist of:
Shares of beneficial interest	$1,379,811,462
Undistributed net investment income (loss)	(5,943,811)
Undistributed net realized gain (loss) from investment securities, foreign currencies and option contracts	(560,136,648)
Unrealized appreciation of investment securities and foreign currencies	248,165,940
$1,061,896,943

Net Assets:
Class A	$300,214,873
Class B	$69,756,653
Class C	$22,867,734
Investor Class	$669,045,695
Institutional Class	$11,988
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	10,899,585
Class B	2,621,661
Class C	882,913
Investor Class	24,516,950
Institutional Class	415.5
Class A:
Net asset value per share	$27.54
Offering price per share (Net asset value of $27.54 ÷ 94.50%)	$29.14
Class B:
Net asset value and offering price per share	$26.61
Class C:
Net asset value and offering price per share	$25.90
Investor Class:
Net asset value and offering price per share	$27.29
Institutional Class:
Net asset value and offering price per share	$28.85

*  At September 30, 2006, securities with an aggregate value of $30,357,469 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Technology Fund

Statement of Operations

For the six months ended September 30, 2006

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $220,801)	$2,308,821
Dividends from affiliates (includes securities lending income of $141,087)	722,390
Interest	3,634
Total investment income	3,034,845
Expenses:
Advisory fees	3,481,971
Administrative services fees	143,650
Custodian fees	73,436
Distribution fees:
Class A	370,906
Class B	357,163
Class C	115,858
Investor Class	727,775
Transfer agent fees — A, B, C and Investor	3,226,585
Transfer agent fees — Institutional	6
Trustees' and officer's fees and benefits	21,830
Other	348,469
Total expenses	8,867,649
Less: Fees waived, expenses reimbursed and expense offset arrangements	(315,133)
Net expenses	8,552,516
Net investment income (loss)	(5,517,671)
Realized and unrealized gain (loss) from investment securities, foreign currencies and option contracts:
Net realized gain from:
Investment securities (includes net gains from securities sold to affiliates of $609,093)	46,378,636
Foreign currencies	93,002
Option contracts written	380,372
46,852,010
Change in net unrealized appreciation (depreciation) of:
Investment securities	(85,363,072)
Foreign currencies	(34,801)
Option contracts written	525,472
(84,872,401)
Net gain from investment securities, foreign currencies and option contracts	(38,020,391)
Net increase (decrease) in net assets resulting from operations	$(43,538,062)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Technology Fund

Statement of Changes in Net Assets

For the six months ended September 30, 2006 and the year ended March 31, 2006

(Unaudited)

	September 30, 2006	March 31, 2006
Operations:
Net investment income (loss)	$(5,517,671)	$(14,517,699)
Net realized gain from investment securities, foreign currencies and option contracts	46,852,010	187,735,566
Change in net unrealized appreciation (depreciation) of investment securities, foreign currencies and option contracts	(84,872,401)	60,616,920
Net increase (decrease) in net assets resulting from operations	(43,538,062)	233,834,787
Share transactions—net:
Class A	(17,804,298)	(45,689,980)
Class B	(8,229,271)	(21,848,741)
Class C	(2,607,274)	(5,334,370)
Class K	—	(13,237,491)
Investor Class	(86,626,231)	(262,478,863)
Institutional Class	—	(954)
Net increase (decrease) in net assets resulting from share transactions	(115,267,074)	(348,590,399)
Net increase (decrease) in net assets	(158,805,136)	(114,755,612)
Net assets:
Beginning of period	1,220,702,079	1,335,457,691
End of period (including undistributed net investment income (loss) of $(5,943,811) and $(426,140), respectively)	$1,061,896,943	$1,220,702,079

Notes to Financial Statements

September 30, 2006

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Technology Fund (the "Fund") is a series portfolio of AIM Sector Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund's investment objective is to seek capital growth.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

AIM Technology Fund

Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F.  Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

AIM Technology Fund

H.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.  Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

J.  Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K.  Covered Call Options — The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.  Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

M.  Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM Technology Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

Average Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Investor Class and Institutional Class shares to 1.55%, 2.30%, 2.30%, 1.55% and 1.30% of average daily net assets, respectively, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended September 30, 2006, AIM waived advisory fees of $3,135 and reimbursed $274,114 of class level expenses of Class A, Class B, Class C and Investor Class shares in proportion to the net assets of such classes.

At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $3,461.

The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended September 30, 2006, AIM was paid $143,650.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2006, the Fund paid AISI $3,226,585 for Class A, Class B, Class C and Investor Class shares and $6 for Institutional Class shares.

The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund.

AIM Technology Fund

Pursuant to the Plans, for the six months ended September 30, 2006, the Class A, Class B, Class C and Investor Class shares paid $370,906, $357,163, $115,858 and $727,775, respectively.

Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2006, ADI advised the Fund that it retained $19,076 in front-end sales commissions from the sale of Class A shares and $45, $32,068 and $1,003 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended September 30, 2006.

Investments of Daily Available Cash Balances:

Fund	Value 03/31/06	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 09/30/06	Dividend Income	Realized Gain (Loss)
Liquid Assets Portfolio–Institutional Class	$—	$83,561,476	$(72,949,283)	$—	$10,612,193	$180,693	$—
Premier Portfolio–Institutional Class	14,449,995	204,214,446	(208,052,247)	—	10,612,194	400,610	—
Subtotal	$14,449,995	$287,775,922	$(281,001,530)	$—	$21,224,387	$581,303	$—

Investments of Cash Collateral from Securities Lending Transactions:

Fund	Value 03/31/06	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 09/30/06	Dividend Income*	Realized Gain (Loss)
Premier Portfolio–Institutional Class	$27,614,426	$308,109,756	$(304,400,660)	$—	$31,323,522	$141,087	$—

*  Net of compensation to counterparties.

Investments in Other Affiliates:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the six months ended September 30, 2006.

Issuer	Value 03/31/06	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 09/30/06	Dividend Income	Realized Gain (Loss)
BlueStream Ventures L.P. (Cost $22,484,301)	$10,135,080	$1,105,887	$—	$(189,676)	$11,051,291	$—	$—
Total Investments in Affiliates	$52,199,501	$596,991,565	$(585,402,190)	$(189,676)	$63,599,200	$722,390	$—

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended September 30, 2006, the Fund engaged in securities sales of $3,033,101, which resulted in net realized gains of $609,093 and securities purchases of $4,151,736.

AIM Technology Fund

NOTE 5—Expense Offset Arrangements

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended September 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $34,423.

NOTE 6—Trustees' and Officer's Fees and Benefits

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended September 30, 2006, the Fund paid legal fees of $2,860 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

During the six months ended September 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8—Portfolio Securities Loaned

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

At September 30, 2006, securities with an aggregate value of $30,357,469 were on loan to brokers. The loans were secured by cash collateral of $31,323,522 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended September 30, 2006, the Fund received dividends on cash collateral investments of $141,087 for securities lending transactions, which are net of compensation to counterparties.

AIM Technology Fund

NOTE 9—Option Contracts Written

Transactions During the Period

	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	10,001	$692,110
Written	1,041	300,125
Exercised	(8,540)	(611,863)
Expired	(2,502)	(380,372)
End of period	—	$—

NOTE 10—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of March 31, 2006 to utilizing $161,990,602 of capital loss carryforward in the fiscal year ended March 31, 2007.

The Fund had a capital loss carryforward as of March 31, 2006 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2010	$235,615,312
March 31, 2011	367,910,113
Total capital loss carryforward	$603,525,425

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2006 was $557,696,740 and $670,052,018, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

  Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$259,843,776
Aggregate unrealized (depreciation) of investment securities	(11,461,752)
Net unrealized appreciation of investment securities	$248,382,024

Cost of investments for tax purposes is $853,140,747.

AIM Technology Fund

NOTE 12—Share Information

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Investor Class and Institutional Class. The Fund formerly offered Class K shares; however, as of the close of business October 21, 2005, the Class K shares were converted to Class A shares. Investor Class shares of the Fund are offered only to certain grandfathered investors.

Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

Changes in Shares Outstanding

	Six months ended September 30, 2006(a)		Year ended March 31, 2006
	Shares	Amount	Shares	Amount
Sold:
Class A	581,400	$15,537,606	1,129,976	$28,845,975
Class B	122,035	3,146,277	260,920	6,473,754
Class C	70,613	1,779,448	354,767	8,680,425
Class K(b)	—	—	100,778	2,391,807
Investor Class	1,425,230	37,278,528	3,764,263	94,459,210
Institutional Class	—	—	—	—
Conversion of Class K shares to Class A shares:(c)
Class A	—	—	501,679	12,225,909
Class K(b)	—	—	(513,478)	(12,225,909)
Automatic conversion of Class B shares to Class A shares:
Class A	58,477	1,554,963	159,811	4,010,453
Class B	(60,424)	(1,554,963)	(164,166)	(4,010,453)
Reacquired:
Class A	(1,318,646)	(34,896,867)	(3,554,908)	(90,772,317)
Class B	(383,316)	(9,820,585)	(983,065)	(24,312,042)
Class C	(174,648)	(4,386,722)	(572,477)	(14,014,795)
Class K(b)	—	—	(142,541)	(3,403,389)
Investor Class	(4,706,103)	(123,904,759)	(14,168,269)	(356,938,073)
Institutional Class	—	—	(38)	(954)
	(4,385,382)	$(115,267,074)	(13,826,748)	$(348,590,399)

(a)  There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 12% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

(b)  Class K shares activity for the period April 1, 2005 through October 21, 2005 (date of conversion).

(c)  Effective as of close of business October 21, 2005, all outstanding Class K shares were converted to Class A shares of the Fund.

NOTE 13—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM Technology Fund

NOTE 14—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30,		Year ended March 31,
	2006		2006	2005	2004	2003(a)
Net asset value, beginning of period	$28.45		$23.59	$24.71	$16.98	$30.41
Income from investment operations:
Net investment income (loss)(b)	(0.13)		(0.28)	(0.19)	(0.33)	(0.20	)(c)
Net gains (losses) on securities (both realized and unrealized)	(0.78)		5.14	(0.93)	8.06	(13.23)
Total from investment operations	(0.91)		4.86	(1.12)	7.73	(13.43)
Net asset value, end of period	$27.54		$28.45	$23.59	$24.71	$16.98
Total return(d)	(3.20)%		20.60%	(4.53)%	45.52%	(44.16)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$300,215		$329,461	$314,755	$410,407	$4,460
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.56	%(e)	1.57%	1.50%	1.50%	1.47%
Without fee waivers and/or expense reimbursements	1.61	%(e)	1.63%	1.68%	1.93%	1.51%
Ratio of net investment income (loss) to average net assets	(0.98	)%(e)	(1.09)%	(0.80)%	(1.31)%	(1.12)%
Portfolio turnover rate(f)	52%		107%	92%	141%	107%

(a)  Class commenced sales on March 28, 2002.

(b)  Calculated using average shares outstanding.

(c)  The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.20) for the year ended March 31, 2003.

(d)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and not annualized for periods less than one year.

(e)  Ratios are annualized and based on average daily net assets of $295,914,247.

(f)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

	Class B
	Six months ended September 30,		Year ended March 31,
	2006		2006	2005	2004	2003(a)
Net asset value, beginning of period	$27.59		$23.04	$24.29	$16.84	$30.41
Income from investment operations:
Net investment income (loss)(b)	(0.22)		(0.45)	(0.34)	(0.48)	(0.27	)(c)
Net gains (losses) on securities (both realized and unrealized)	(0.76)		5.00	(0.91)	7.93	(13.30)
Total from investment operations	(0.98)		4.55	(1.25)	7.45	(13.57)
Net asset value, end of period	$26.61		$27.59	$23.04	$24.29	$16.84
Total return(d)	(3.55)%		19.75%	(5.15)%	44.24%	(44.62)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$69,757		$81,212	$88,240	$125,597	$532
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	2.31	%(e)	2.30%	2.15%	2.15%	2.15%
Without fee waivers and/or expense reimbursements	2.36	%(e)	2.36%	2.33%	3.16%	2.74%
Ratio of net investment income (loss) to average net assets	(1.73	)%(e)	(1.82)%	(1.45)%	(1.96)%	(1.71)%
Portfolio turnover rate(f)	52%		107%	92%	141%	107%

(a)  Class commenced sales on March 28, 2002.

(b)  Calculated using average shares outstanding.

(c)  The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.27) for the year ended March 31, 2003.

(d)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and not annualized for periods less than one year.

(e)  Ratios are annualized and based on average daily net assets of $71,237,524.

(f)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Technology Fund

NOTE 14—Financial Highlights—(continued)

	Class C
	Six months ended September 30,		Year ended March 31,
	2006		2006		2005		2004		2003		2002
Net asset value, beginning of period	$26.86		$22.43		$23.64		$16.39		$29.73		$35.22
Income from investment operations:
Net investment income (loss)	(0.22	)(a)	(0.44	)(a)	(0.33	)(a)	(0.45	)(a)	(0.62	)(b)	(0.22	)(b)
Net gains (losses) on securities (both realized and unrealized)	(0.74)		4.87		(0.88)		7.70		(12.72)		(5.27)
Total from investment operations	(0.96)		4.43		(1.21)		7.25		(13.34)		(5.49)
Net asset value, end of period	$25.90		$26.86		$22.43		$23.64		$16.39		$29.73
Total return(c)	(3.57)%		19.75%		(5.12)%		44.23%		(44.87)%		(15.59)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$22,868		$26,507		$27,016		$37,191		$5,759		$18,910
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	2.31	%(d)	2.30%		2.15%		2.15%		2.69%		2.54%
Without fee waivers and/or expense reimbursements	2.36	%(d)	2.36%		2.33%		3.20%		3.95%		2.54%
Ratio of net investment income (loss) to average net assets	(1.73	)%(d)	(1.82)%		(1.45)%		(1.96)%		(2.39)%		(2.26)%
Portfolio turnover rate(e)	52%		107%		92%		141%		107%		79%

(a)  Calculated using average shares outstanding.

(b)  The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.84) and $(0.54) for the years ended March 31, 2003 and 2002, respectively.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $23,108,231.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

	Investor Class
	Six months ended September 30,		Year ended March 31,
	2006		2006		2005		2004		2003		2002
Net asset value, beginning of period	$28.19		$23.37		$24.49		$16.90		$30.41		$35.60
Income from investment operations:
Net investment income (loss)	(0.12	)(a)	(0.27	)(a)	(0.20	)(a)	(0.35	)(a)	(0.14	)(b)	(0.08	)(b)
Net gains (losses) on securities (both realized and unrealized)	(0.78)		5.09		(0.92)		7.94		(13.37)		(5.11)
Total from investment operations	(0.90)		4.82		(1.12)		7.59		(13.51)		(5.19)
Net asset value, end of period	$27.29		$28.19		$23.37		$24.49		$16.90		$30.41
Total return(c)	(3.19)%		20.63%		(4.57)%		44.91%		(44.43)%		(14.58)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$669,046		$783,509		$892,630		$1,347,355		$853,530		$1,865,251
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.52	%(d)	1.57%		1.56%		1.72%		1.77%		1.37%
Without fee waivers and/or expense reimbursements	1.57	%(d)	1.61%		1.58%		1.75%		1.77%		1.37%
Ratio of net investment income (loss) to average net assets	(0.94	)%(d)	(1.09)%		(0.86)%		(1.53)%		(1.46)%		(1.08)%
Portfolio turnover rate(e)	52%		107%		92%		141%		107%		79%

(a)  Calculated using average shares outstanding.

(b)  The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.29) and $(0.37) for the years ended March 31, 2003 and 2002, respectively.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $681,531,042.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Technology Fund

NOTE 14—Financial Highlights—(continued)

	Institutional Class
	Six months ended September 30,		Year ended March 31,
	2006		2006	2005		2004	2003		2002
Net asset value, beginning of period	$29.70		$24.44	$25.35		$17.34	$30.93		$35.98
Income from investment operations:
Net investment income (loss)(a)	(0.04)		(0.09)	(0.02)		(0.16)	(0.12	)(b)	(0.16	)(b)
Net gains (losses) on securities (both realized and unrealized)	(0.81)		5.35	(0.89)		8.17	(13.47)		(4.89)
Total from investment operations	(0.85)		5.26	(0.91)		8.01	(13.59)		(5.05)
Net asset value, end of period	$28.85		$29.70	$24.44		$25.35	$17.34		$30.93
Total return(c)	(2.86)%		21.52%	(3.59)%		46.19%	(43.94)%		(14.04)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$12		$12	$11		$1,309,623	$707,040		$1,360,738
Ratio of expenses to average net assets	0.86	%(d)	0.81%	0.79	%(e)	0.86%	0.90%		0.74%
Ratio of net investment income (loss) to average net assets	(0.28	)%(d)	(0.33)%	(0.09)%		(0.67)%	(0.59)%		(0.46)%
Portfolio turnover rate(f)	52%		107%	92%		141%	107%		79%

(a)  Calculated using average shares outstanding.

(b)  The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.12) and $(0.16) for the years ended March 31, 2003 and 2002, respectively.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $11,500.

(e)  After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.81% for the year ended March 31, 2005.

(f)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Technology Fund

NOTE 15—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor—Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds;

•  that certain AIM Funds inadequately employed fair value pricing;

•  that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

•  that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

AIM Technology Fund

NOTE 15—Legal Proceedings—(continued)

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Technology Fund

Trustees and Officers

Board of Trustees

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Chair

Albert R. Dowden

Jack M. Fields

Carl Frischling

Robert H. Graham

Vice Chair

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Larry Soll

Raymond Stickel Jr.

Philip A. Taylor

Officers

Philip A. Taylor

President and Principal
Executive Officer

Todd L. Spillane

Chief Compliance Officer

Russell C. Burk

Senior Vice President and Senior Officer

John M. Zerr

Senior Vice President, Secretary and Chief Legal Officer

Sidney M. Dilgren

Vice President, Treasurer and
Principal Financial Officer

Lisa O. Brinkley

Vice President

Kevin M. Carome

Vice President

J. Philip Ferguson

Vice President

Karen Dunn Kelley

Vice President

Office of the Fund

11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Investment Advisor

A I M Advisors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Transfer Agent

AIM Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110-2801

Counsel to the Fund

Ballard Spahr
Andrews & Ingersoll, LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

Counsel to the Independent Trustees

Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Distributor

A I M Distributors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Domestic Equity

AIM Basic Balanced Fund*

AIM Basic Value Fund

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Diversified Dividend Fund

AIM Dynamics Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM S&P 500 Index Fund

AIM Select Equity Fund

AIM Small Cap Equity Fund

AIM Small Cap Growth Fund(1)

AIM Structured Core Fund

AIM Structured Growth Fund

AIM Structured Value Fund

AIM Summit Fund

AIM Trimark Endeavor Fund

AIM Trimark Small Companies Fund

*Domestic equity and income fund

International/Global Equity

AIM Asia Pacific Growth Fund

AIM China Fund

AIM Developing Markets Fund

AIM European Growth Fund

AIM European Small Company Fund(1)

AIM Global Aggressive Growth Fund

AIM Global Equity Fund

AIM Global Growth Fund

AIM Global Value Fund

AIM Japan Fund

AIM International Core Equity Fund

AIM International Growth Fund

AIM International Small Company Fund(1)

AIM Trimark Fund

Sector Equity

AIM Advantage Health Sciences Fund

AIM Energy Fund

AIM Financial Services Fund

AIM Global Health Care Fund

AIM Global Real Estate Fund

AIM Gold & Precious Metals Fund

AIM Leisure Fund

AIM Multi-Sector Fund

AIM Real Estate Fund(1)

AIM Technology Fund

AIM Utilities Fund

Fixed Income

TAXABLE

AIM Enhanced Short Bond Fund

AIM Floating Rate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM International Bond Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Short Term Bond Fund

AIM Total Return Bond Fund

Premier Portfolio

Premier U.S. Government Money Portfolio

TAX-FREE

AIM High Income Municipal Fund(1)

AIM Municipal Bond Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

Premier Tax-Exempt Portfolio

Allocation Solutions

AIM Conservative Allocation Fund

AIM Growth Allocation Fund

AIM Moderate Allocation Fund

AIM Moderate Growth Allocation Fund

AIM Moderately Conservative Allocation Fund

Diversified Portfolios

AIM Income Allocation Fund

AIM International Allocation Fund

(1)This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

If used after January 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world’s largest independent financial services companies with $441 billion in assets under management. Data as of September 30, 2006.

Consider the investment objectives, risks, and charges and expenses carefully. For this and other information about AIM Funds, obtain a prospectus from your financial advisor and read it carefully before investing.

AIMinvestments.com	I-TEC-SAR-1	A I M Distributors, Inc.

[Your goals. Our solutions.]

– registered trademark –

Mutual	Retirement	Annuities	College	Separately	Offshore	Cash
Funds	Products		Savings	Managed	Products	Management
			Plans	Accounts

[AIM Investments Logo]
– registered trademark –

AIM Utilities Fund

Semiannual Report to Shareholders • September 30, 2006

[COVER GLOBE IMAGE]

SECTOR EQUITY

Sectors

Supplemental Information	2
Letters to Shareholders	3
Performance Summary	5
Management Discussion	5
Long-term Fund Performance	7
Fund Expenses	8
Approval of Advisory Agreement	9
Schedule of Investments	F-1
Financial Statements	F-2
Notes to Financial Statements	F-5
Financial Highlights	F-11
Trustees and Officers	F-16

[AIM investment solutions]

[Graphic]	[Graphic]	[Graphic]

[Domestic	[International/	[Sector
Equity]	Global Equity]	Equity]

[Graphic]	[Graphic]	[Graphic]

[Fixed	[Allocation	[Diversified
Income]	Solutions]	Portfolios]

[AIM Investments Logo]
– registered trademark –

AIM Utilities Fund

AIM UTILITIES FUND seeks capital growth and income.

•  Unless otherwise stated, information presented in this report is as of September 30, 2006, and is based on total net assets.

About share classes

•  Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that had existing accounts invested in Class B shares prior to September 30, 2003, will continue to be allowed to make additional purchases.

•  Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the prospectus.

Principal risks of investing in the Fund

•  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

•  Investing in a fund that invests in smaller companies involves risks not associated with investing in more established companies, such as business risk, stock price fluctuations and illiquidity.

•  Equity stocks are subject to market risk, meaning equity stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.

•  Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

•  Because a large percentage of the Fund’s assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the Fund.

•  The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

•  Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund’s holdings.

About indexes used in this report

•  The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500 —registered trademark— Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

•  The unmanaged Lipper Utility Funds Index represents an average of the 10 largest utility funds tracked by Lipper Inc., an independent mutual fund performance monitor.

•  The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.

•  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

•  The returns shown in management’s discussion of Fund performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

•  Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling

Continued on page 7

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

Fund NASDAQ Symbols

Class A Shares	IAUTX
Class B Shares	IBUTX
Class C Shares	IUTCX
Investor Class Shares	FSTUX

Not FDIC Insured   May lose value   No bank guarantee

AIMinvestments.com

2

AIM Utilities Fund

[TAYLOR
PHOTO]

Philip Taylor

Dear Shareholders of The AIM Family of Funds —registered trademark—:

We’re pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review in this report, and what factors affected its performance.

It’s been said nothing is certain but death and taxes. We would venture to add that one other thing is certain: Markets change—and change often—in the short term, in response to constantly changing economic, geopolitical and other factors. For example, from April to July, U.S. equity markets demonstrated weakness and volatility as economic data suggested that inflation might be higher than previously estimated. But in August, the U.S. Federal Reserve Board, for the first time in more than two years, chose not to raise short-term interest rates, suggesting that it believed inflation was contained. Together with continuing strong corporate profits and declining oil prices, this caused U.S. equity markets to surge, and as the reporting period drew to a close, major market averages neared multi-year highs. Despite fears about a slowing global economy, most foreign markets demonstrated strength during the reporting period.

While we can’t do anything about the ambiguity and uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments —registered trademark— can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that’s right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios—with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

We’ve changed the look of our annual reports to reflect that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color—green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund’s asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

AIM has a variety of investment solutions, and knowing which ones are right for your portfolio is complex. That’s why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that’s based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

At a recent meeting of the AIM Funds board, Robert H. Graham relinquished his position as president of AIM Funds, a post customarily held by the chief executive officer of AIM Investments. Bob—one of three founders of AIM Investments in 1976—has a well-earned reputation for being one of the most knowledgeable leaders in the mutual fund industry. As I assume Bob’s previous responsibilities, I’m pleased that he’ll remain actively involved as the vice chair of AIM Funds.

Our commitment to you

In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we’re pleased you’ve placed your trust in us.

Information about investing, the markets and your Fund is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

Sincerely,

/s/ Philip Taylor

Philip Taylor

President – AIM Funds

CEO, AIM Investments

November 15, 2006

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

3

AIM Utilities Fund

[CROCKETT
PHOTO]

Bruce L. Crockett

Dear Fellow AIM Fund Shareholders:

At our meeting at the end of June, your Board completed its comprehensive review* of each fund’s advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

Looking ahead, your Board finds many reasons to be positive about AIM’s management and strategic direction. Most importantly, AIM’s investment management discipline is paying off in terms of improved overall performance. While work remains to be done, AIM’s complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the periods ended September 30, 2006. We are also pleased with AIM’s efforts to seek more cost-effective ways of delivering superior service.

In addition, AIM is realizing the benefits of belonging to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $441 billion globally as of September 30, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

The seven new AIM funds—which include Asian funds, structured U.S. equity funds and specialized bond funds—are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM’s Web site.

Your Board is very pleased with the overall direction and progress of the AIM Funds. We’re working closely and effectively with AIM’s management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett

Independent Chair

AIM Funds Board

November 15, 2006

* To learn more about all the factors we considered before approving each fund’s advisory agreement, go to the “Products & Performance” tab at the AIM Web site (AIMinvestments.com) and click on “Investment Advisory Agreement Renewals.” The approval of advisory agreement information for your Fund is also included in this semiannual report on pages 9–10.

4

AIM Utilities Fund

Management’s discussion of Fund performance

Performance summary

Investor preference for defensive positioning and dividend-paying equities boosted the performance of utilities stocks, helping the Fund outperform the general market, as measured by the S&P 500 Index, for the six-month reporting period ended September 30, 2006.

Your Fund’s long-term performance appears on page 7.

Fund vs. Indexes

Cumulative total returns, 3/31/06–9/30/06, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares	11.54%
Class B Shares	11.08
Class C Shares	10.99
Investor Class Shares	11.45
S&P 500 Index (Broad Market Index)	4.14
Lipper Utility Funds Index (Peer Group Index)	10.61

Source: Lipper Inc.

How we invest

We invest primarily in companies that produce, transmit, store or distribute natural gas, oil, water or electricity as well as those that provide telecommunications services. We select stocks based on our quantitative and fundamental analysis of individual companies. Our quantitative analysis focuses on positive cash flows and predictable earnings. Our fundamental analysis seeks strong balance sheets, competent management, competitive positions and sustainable dividends and distributions.

We look for companies that could potentially benefit from industry trends, such as increased demand for certain products and deregulation of state markets, and that are attractively valued relative to the rest of the market. We also monitor and may adjust industry and position weights according to prevailing economic trends such as gross domestic product (GDP) growth and interest rate changes.

We control risk by:

•  Generally diversifying across most industries and sub-industries within the utilities sector.

•  Owning both regulated and unregulated utilities—unregulated companies may provide greater growth potential, while regulated firms tend to provide more stable dividends and principal.

•  Maintaining a reasonable cash position to avoid having to sell stocks during market downturns.

We may sell a stock for any of the following reasons:

•  Earnings growth is threatened because of deterioration in the firm’s fundamentals or change in the operating environment.

•  Valuation becomes too high.

•  Corporate strategy changes.

Market conditions and your Fund

During the period covered by this report, the Bureau of Economic Analysis confirmed that real gross domestic product grew at a 2.6% annualized rate during the second quarter of 2006, down from 5.6% the previous quarter. The hot housing market cooled as home prices stalled nationwide and new and existing home sales slowed. Oil prices, as measured by the West Texas intermediate crude, reached a record high in July of $77 per barrel only to drop to the $60 level in September.

In this environment, the U.S. Federal Reserve Board (the Fed) halted its tightening policy in the third quarter after raising the federal funds target rate to 5.25% during the second quarter. Domestic equity markets were mixed following the end of the first quarter of 2006, with major indexes reaching near highs in May and then retreating over concerns about a weakening economy and inflation and their potential negative effects on consumer spending and corporate profits. Toward the end of the period, however, the S&P 500 Index reached a five-year high. Against this backdrop, utilities was the best-performing sector of the S&P 500 Index during the period.

Although utilities posted strong returns for the period, most of the gains were recorded prior to August. During the last two months of the reporting period, the sector posted returns of only 1.14% as investors rotated toward more growth-oriented, less defensive stocks in the information technology and consumer discretionary sectors. We continued to position the Fund by investing in companies that we believe are growing their businesses within the deregulated environment while we balance that

(continued)

Portfolio composition

By industry
Electric Utilities	30.1%
Multi-Utilities	26.0
Independent Power Producers & Energy Traders	11.9
Integrated Telecommunications Services	11.8
Gas Utilities	8.7
Oil & Gas Storage & Transportation	6.3
Coal & Consumable Fuels	1.9
Water Utilities	1.7
Money Market Funds Plus Other Assets Less Liabilities	1.6

Top 10 Equity Holdings*

1.	TXU Corp.	5.3%
2.	Exelon Corp.	5.0
3.	AT&T Inc.	4.7
4.	Duke Energy Corp.	4.5
5.	Verizon Communications Inc.	4.4
6.	Sempra Energy	4.2
7.	Questar Corp.	4.0
8.	Edison International	4.0
9.	Williams Cos., Inc. (The)	4.0
10.	NRG Energy, Inc.	3.8

Total Net Assets		$321.0 million

Total Number of Holdings*		35

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

5

AIM Utilities Fund

growth with investments in more stable, regulated utility companies.

During the period, our holdings in electric utilities and multi-utilities had the most positive impact on Fund performance. Rising energy prices had relatively little negative effect on utilities, particularly those that were relatively deregulated and had the ability to pass on fuel costs to their customers. Indeed, companies with this ability were among the better performing stocks for the Fund. One of these stocks was TXU, a Texas-based power company and the Fund’s top holding. TXU has made an impressive turnaround through restructuring, going from unprofitable early in 2004 to profitable in 2005. TXU benefited from the deregulation of the electric industry in Texas, which enabled it to increase its customer base.

Telecommunications provider AT&T was another top contributor to Fund performance. AT&T’s market presence increased following its merger with SBC last November. Shares of the stock have risen since July, following the announcement that BellSouth shareholders approved the sale of their company to AT&T. If the acquisition is approved by regulators, AT&T stands to potentially gain cost cutting benefits and full ownership of Cingular, the two companies’ wireless joint venture. We owned both AT&T and BellSouth at the beginning of the period, but sold BellSouth following the merger announcement.

Fund holdings in water utility company Aqua America and coal company Peabody Energy were the largest detractors from performance over the period. Shares of water and wastewater service provider Aqua America dropped as the Fed increased interest rates during the first half of the year. Aqua America tends to be more leveraged and less liquid than other utility stocks, so the interest rate impact is intensified. Peabody Energy, the world’s largest private-sector coal company, was also a drag on Fund performance as it was affected by weather-related events such as unusually warm winters and the recent mild hurricane season. We continued to own these stocks as the long-term fundamentals have not changed.

As we anticipated, several provisions of the Tax Relief Reconciliation Act of 2003 were extended. The Tax Increase Prevention and Reconciliation Act of 2005, which was enacted in May, prevents the 15% tax rate for qualified dividends from increasing in 2008. Instead, the tax rate, which makes utilities stocks attractive to investors, was extended through 2010. However, we remained modestly concerned about interest rate and inflationary trends. We continued to maintain our focus on holding the favorably priced stocks of strong companies with reasonable growth prospects and attractive dividend yields.

In closing

As always, we thank you for your continued investment and welcome any new shareholders to AIM Utilities Fund.

The views and opinions expressed in management’s discussion of Fund performance are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and index
disclosures on the inside front cover.

[SEGNER

PHOTO]

John S. Segner

Senior portfolio manager, is lead portfolio manager of AIM Utilities Fund. He has more than 20 years of experience in the energy and investment industries. Before joining the Fund’s advisor in 1997, he was a managing director and principal with an investment management company that focused exclusively on publicly-traded energy stocks. Prior to that, he held positions with several energy companies. Mr. Segner earned a B.S. in civil engineering from the University of Alabama and an M.B.A. with a concentration in finance from The University of Texas at Austin.

Assisted by the Energy/Gold/Utilities Team

For a presentation of your Fund’s long-term performance, please see page 7.

6

AIM Utilities Fund

Your Fund’s long-term performance

Average Annual Total Returns

As of 9/30/06, including applicable sales charges

Class A Shares
Inception (3/28/02)	9.93%
1 Year	2.21

Class B Shares
Inception (3/28/02)	10.21%
1 Year	2.31

Class C Shares
Inception (2/14/00)	–1.72%
5 Years	8.67
1 Year	6.25

Investor Class Shares
Inception (6/2/86)	9.16%
10 Years	7.43
5 Years	9.65
1 Year	8.09

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the advisor not waived fees and/or reimbursed expenses in the past, performance would have been lower.

Continued from inside front cover

202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

7

AIM Utilities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2006, through September 30, 2006.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The Fund’s actual cumulative total returns at net asset value after expenses for the six months ended September 30, 2006, appear in the table “Fund vs. Indexes” on page 5.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL
				(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(4/1/06)	(9/30/06)(1)	Period(2)	(9/30/06)	Period(2)	Ratio
A	$1,000.00	$1,115.40	$6.89	$1,018.55	$6.58	1.30%
B	1,000.00	1,110.80	10.85	1,014.79	10.35	2.05
C	1,000.00	1,109.90	10.84	1,014.79	10.35	2.05
Investor	1,000.00	1,114.50	6.89	1,018.55	6.58	1.30

(1)          The actual ending account value is based on the actual total return of the Fund for the period April 1, 2006, through September 30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses. The Fund’s actual cumulative total returns at net asset value after expenses for the six months ended September 30, 2006, appear in the table “Fund vs. Indexes” on page 5.

(2)          Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

8

AIM Utilities Fund

Approval of Investment Advisory Agreement

The Board of Trustees of AIM Sector Funds (the “Board”) oversees the management of AIM Utilities Fund (the “Fund”) and, as required by law, determines annually whether to approve the continuance of the Fund’s advisory agreement with A I M Advisors, Inc. (“AIM”). Based upon the recommendation of the Investments Committee of the Board, at a meeting held on June 27, 2006, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the “Advisory Agreement”) between the Fund and AIM for another year, effective July 1, 2006.

The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement at the meeting on June 27, 2006 and as part of the Board’s ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

One responsibility of the independent Senior Officer of the Fund is to manage the process by which the Fund’s proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arms’ length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below.

The discussion below serves as a summary of the Senior Officer’s independent written evaluation, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Advisory Agreement is fair and reasonable and would have been obtained through arm’s length negotiations.

Unless otherwise stated, information presented below is as of June 27, 2006 and does not reflect any changes that may have occurred since June 27, 2006, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

•  The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

•  The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board considered such issues as AIM’s portfolio and product review process, various back office support functions provided by AIM and AIM’s equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

•  The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund’s performance was above the median performance of such comparable funds for the one and three year periods and below such median performance for the five year period. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•  The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Utility Fund Index. The Board noted that the Fund’s performance was above the performance of such Index for the one year period, comparable to such Index for the three year period, and below such Index for the five year period. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•  Meetings with the Fund’s portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund’s portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

•  Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

•  Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the effective advisory fee rate (before waivers) for the Fund under the Advisory Agreement. The Board noted that this rate was above the effective advisory fee rate (before waivers) for one variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund’s total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•  Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level at the end of the past calendar year and noted that the Fund’s rate was comparable to the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund’s total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•  Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2007 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect through June 30, 2007. The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of the Fund through June 30, 2007 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the contractual nature of this fee waiver/expense limitation and noted that it remains in effect through June 30, 2007. The Board

(continued)

9

AIM Utilities Fund

considered the effect these fee waivers/expense limitations would have on the Fund’s estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

•  Breakpoints and economies of scale. The Board reviewed the structure of the Fund’s advisory fee under the Advisory Agreement, noting that it includes six breakpoints. The Board reviewed the level of the Fund’s advisory fees, and noted that such fees, as a percentage of the Fund’s net assets, would decrease as net assets increase because the Advisory Agreement includes breakpoints. The Board noted that, due to the Fund’s asset levels at the end of the past calendar year and the way in which the advisory fee breakpoints have been structured, the Fund has yet to benefit from the breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2007 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund’s fee levels under the Advisory Agreement therefore would reflect economies of scale at higher asset levels and that it was not necessary to change the advisory fee breakpoints in the Fund’s advisory fee schedule.

•  Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements, if any (collectively, “cash balances”) of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests uninvested cash in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.

•  Independent written evaluation and recommendations of the Fund’s Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM’s affiliates, had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer’s written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer’s written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider whether the advisory fee waivers for certain equity AIM Funds, including the Fund, should be simplified. The Board concluded that it would be advisable to consider this issue and reach a decision prior to the expiration date of such advisory fee waivers.

•  Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM’s (and its affiliates’) investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM’s operations remain profitable, although increased expenses in recent years have reduced AIM’s profitability. Based on the review of the profitability of AIM’s and its affiliates’ investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

•  Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through “soft dollar” arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

•  AIM’s financial soundness in light of the Fund’s needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

•  Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board’s knowledge of AIM’s operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

•  Other factors and current trends. The Board considered the steps that AIM and its affiliates have taken over the last several years, and continue to take, in order to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that these steps taken by AIM have improved, and are likely to continue to improve, the quality and efficiency of the services AIM and its affiliates provide to the Fund in each of these areas, and support the Board’s approval of the continuance of the Advisory Agreement for the Fund.

10

Supplement to Semiannual Report dated 9/30/06

AIM Utilities Fund

Institutional Class Shares

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

Cumulative Total Returns

For periods ended 9/30/06

Inception (10/25/05)	16.49%
6 Months	11.65

Institutional Class shares have no sales charge; therefore, performance is at NAV. Performance of Institutional Class shares will differ from performance of other share classes primarily due to differing sales charges and class expenses.

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. Please consult your Fund prospectus for more information. For the most current month-end performance, please call 800-451-4246 or visit AIMinvestments.com.

Had the advisor not waived fees and/or reimbursed expenses in the past, performance would have been lower.

NASDAQ Symbol	FSIUX

Over for information on your Fund’s expenses.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

 [Your goals.
Our solutions.]

– registered trademark –

[AIM Investments Logo]
– registered trademark –

AIMinvestments.com	I-UTI-INS-2	A I M Distributors, Inc.

Information about your Fund’s expenses

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2006, through September 30, 2006.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The Fund’s actual cumulative total return after expenses for the six months ended September 30, 2006, appears in the table on the front of this supplement.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL
(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(4/1/06)	(9/30/06)(1)	Period(2)	(9/30/06)	Period(2)	Ratio
Institutional	$1,000.00	$1,116.50	$5.15	$1,020.21	$4.91	0.97%

(1)     The actual ending account value is based on the actual total return of the Fund for the period April 1, 2006, through September 30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses. The Fund’s actual cumulative total return after expenses for the six months ended September 30, 2006, appears in the table on the front of this supplement.

(2)     Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

AIMinvestments.com	I-UTI-INS-2	A I M Distributors, Inc.

AIM Utilities Fund

Schedule of Investments

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks–98.42%
Coal & Consumable Fuels–1.89%
Peabody Energy Corp.	165,000	$6,068,700
Electric Utilities–30.07%
E.ON A.G. (Germany)(a)	65,000	7,719,888
Edison International	310,000	12,908,400
Endesa, S.A. (Spain)(a)	97,000	4,129,175
Enel S.p.A. (Italy)(b)	500,000	4,561,810
Entergy Corp.	151,000	11,812,730
Exelon Corp.	265,000	16,043,100
FirstEnergy Corp.	180,000	10,054,800
FPL Group, Inc.	260,000	11,700,000
PPL Corp.	260,000	8,554,000
Southern Co.	215,000	7,408,900
Westar Energy, Inc.	70,000	1,645,700
		96,538,503
Gas Utilities–8.75%
AGL Resources Inc.	200,000	7,300,000
Equitable Resources, Inc.	225,000	7,870,500
Questar Corp.	158,000	12,919,660
		28,090,160
Independent Power Producers & Energy Traders–11.87%
Constellation Energy Group	150,000	8,880,000
NRG Energy, Inc.(c)	270,000	12,231,000
TXU Corp.	272,000	17,005,440
		38,116,440
Integrated Telecommunication Services–11.81%
Alaska Communications Systems Group Inc.	665,000	8,824,550
AT&T Inc.	460,000	14,977,600
Verizon Communications Inc.	380,000	14,109,400
		37,911,550
Multi-Utilities–25.97%
Ameren Corp.	155,000	8,182,450
Dominion Resources, Inc.	129,000	9,867,210
Duke Energy Corp.	475,000	14,345,000
KeySpan Corp.	70,000	2,879,800
National Grid PLC (United Kingdom)(a)	300,000	3,746,373
OGE Energy Corp.	75,000	2,708,250
PG&E Corp.	280,000	11,662,000
PNM Resources Inc.	110,000	3,032,700
SCANA Corp.	70,000	2,818,900
Sempra Energy	270,000	13,567,500

	Shares	Value
Multi-Utilities–(continued)
Veolia Environnement (France)(b)	175,000	$10,565,076
		83,375,259
Oil & Gas Storage & Transportation–6.35%
El Paso Corp.	550,000	7,502,000
Williams Cos., Inc. (The)	540,000	12,889,800
		20,391,800
Water Utilities–1.71%
Aqua America Inc.(b)	250,000	5,485,000
Total Common Stocks (Cost $232,830,698)		315,977,412
Money Market Funds–1.09%
Liquid Assets Portfolio–Institutional Class(d)	1,743,849	1,743,849
Premier Portfolio–Institutional Class(d)	1,743,849	1,743,849
Total Money Market Funds (Cost $3,487,698)		3,487,698
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities loaned)–99.51% (Cost $236,318,396)		319,465,110
Investments Purchased with Cash Collateral from Securities Loaned
Money Market Funds–3.98%
Premier Portfolio–Institutional Class(d)(e)	12,773,717	12,773,717
Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $12,773,717)		12,773,717
TOTAL INVESTMENTS–103.49% (Cost $249,092,113)		332,238,827
OTHER ASSETS LESS LIABILITIES–(3.49)%		(11,207,822)
NET ASSETS–100.00%		$321,031,005

Notes to Schedule of Investments:

(a)  In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2006 was $15,595,436, which represented 4.86% of the Fund's Net Assets. See Note 1A.

(b)  All or a portion of this security was out on loan at September 30, 2006.

(c)  Non-income producing security.

(d)  The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

(e)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

F-1

AIM Utilities Fund

Statement of Assets and Liabilities

September 30, 2006

(Unaudited)

Assets:
Investments, at value (cost $232,830,698)*	$315,977,412
Investments in affiliates (cost $16,261,415)	16,261,415
Total investments (cost $249,092,113)	332,238,827
Foreign currencies, at value (cost $28)	28
Receivables for:
Investments sold	1,222,352
Fund shares sold	373,710
Dividends	734,587
Investment for trustee deferred compensation and retirement plans	80,919
Other assets	54,168
Total assets	334,704,591
Liabilities:
Payables for:
Fund shares reacquired	512,678
Trustee deferred compensation and retirement plans	104,853
Collateral upon return of securities loaned	12,773,717
Accrued distribution fees	101,875
Accrued trustees' and officer's fees and benefits	418
Accrued transfer agent fees	122,198
Accrued operating expenses	57,847
Total liabilities	13,673,586
Net assets applicable to shares outstanding	$321,031,005
Net assets consist of:
Shares of beneficial interest	$299,737,814
Undistributed net investment income	88,822
Undistributed net realized gain (loss) from investment securities and foreign currencies	(61,968,280)
Unrealized appreciation of investment securities and foreign currencies	83,172,649
$321,031,005

Net Assets:
Class A	$170,942,371
Class B	$43,470,266
Class C	$13,547,698
Investor Class	$91,249,598
Institutional Class	$1,821,072
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	11,154,346
Class B	2,827,195
Class C	874,382
Investor Class	5,904,858
Institutional Class	118,841
Class A:
Net asset value per share	$15.33
Offering price per share (Net asset value of $15.33 ÷ 94.50%)	$16.22
Class B:
Net asset value and offering price per share	$15.38
Class C:
Net asset value and offering price per share	$15.49
Investor Class:
Net asset value and offering price per share	$15.45
Institutional Class:
Net asset value and offering price per share	$15.32

*  At September 30, 2006, securities with an aggregate value of $12,049,161 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

F-2

AIM Utilities Fund

Statement of Operations

For the six months ended September 30, 2006

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $195,834)	$5,397,756
Dividends from affiliates (includes securities lending income of $55,617)	246,352
Total investment income	5,644,108
Expenses:
Advisory fees	1,102,915
Administrative services fees	53,878
Custodian fees	27,448
Distribution fees:
Class A	191,207
Class B	212,355
Class C	57,990
Investor Class	107,308
Transfer agent fees — A, B, C and Investor	444,238
Transfer agent fees — Institutional	407
Trustees' and officer's fees and benefits	9,528
Other	132,453
Total expenses	2,339,727
Less: Fees waived, expenses reimbursed and expense offset arrangement	(228,830)
Net expenses	2,110,897
Net investment income	3,533,211
Realized and unrealized gain from investment securities and foreign currencies:
Net realized gain from:
Investment securities	13,623,360
Foreign currencies	3,077
13,626,437
Change in net unrealized appreciation of:
Investment securities	14,247,023
Foreign currencies	251
14,247,274
Net gain from investment securities and foreign currencies	27,873,711
Net increase in net assets resulting from operations	$31,406,922

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

F-3

AIM Utilities Fund

Statement of Changes In Net Assets

For the six months ended September 30, 2006 and the year ended March 31, 2006

(Unaudited)

	September 30, 2006	March 31, 2006
Operations:
Net investment income	$3,533,211	$5,369,383
Net realized gain from investment securities and foreign currencies	13,626,437	17,948,861
Change in net unrealized appreciation of investment securities and foreign currencies	14,247,274	14,443,788
Net increase in net assets resulting from operations	31,406,922	37,762,032
Distributions to shareholders from net investment income:
Class A	(1,979,928)	(2,989,929)
Class B	(366,867)	(572,852)
Class C	(101,117)	(146,149)
Investor Class	(1,067,787)	(1,870,643)
Institutional Class	(19,667)	(4,121)
Decrease in net assets resulting from distributions	(3,535,366)	(5,583,694)
Share transactions—net:
Class A	20,563,094	7,090,274
Class B	(2,439,045)	1,623,807
Class C	1,268,722	3,083,887
Investor Class	(1,569,544)	(5,412,154)
Institutional Class	985,587	721,596
Net increase in net assets resulting from share transactions	18,808,814	7,107,410
Net increase in net assets	46,680,370	39,285,748
Net assets:
Beginning of period	274,350,635	235,064,887
End of period (including undistributed net investment income of $88,822 and $90,977, respectively)	$321,031,005	$274,350,635

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

F-4

AIM Utilities Fund

Notes to Financial Statements

September 30, 2006

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Utilities Fund (the "Fund") is a series portfolio of AIM Sector Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund's investment objective is to provide capital growth and income.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

F-5

AIM Utilities Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F.  Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.  Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

J.  Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F-6

AIM Utilities Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

Average Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

Through June 30, 2007, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

Average Net Assets	Rate
First $250 million	0.75%
Next $250 million	0.74%
Next $500 million	0.73%
Next $1.5 billion	0.72%
Next $2.5 billion	0.71%
Next $2.5 billion	0.70%
Next $2.5 billion	0.69%
Over $10 billion	0.68%

AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Investor Class and Institutional Class shares to 1.30%, 2.05%, 2.05%, 1.30% and 1.05% of average daily net assets, respectively, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended September 30, 2006, AIM waived advisory fees of $3,113 and reimbursed $217,288 of class level expenses of Class A, Class B, Class C and Investor Class shares in proportion to the net assets of such classes.

At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $1,027.

The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended September 30, 2006, AIM was paid $53,878.

F-7

AIM Utilities Fund

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2006, the Fund paid AIS $444,238 for Class A, Class B, Class C and Investor Class shares and $407 for Institutional Class shares.

The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended September 30, 2006, the Class A, Class B, Class C and Investor Class shares paid $191,207, $212,355, $57,990 and $107,308, respectively.

Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2006, ADI advised the Fund that it retained $35,227 in front-end sales commissions from the sale of Class A shares and $2,275, $17,531 and $1,993 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended September 30, 2006.

Investments of Daily Available Cash Balances:

Fund	Value 03/31/06	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 09/30/06	Dividend Income	Realized Gain (Loss)
Liquid Assets Portfolio–Institutional Class	$—	$22,154,793	$(20,410,944)	$—	$1,743,849	$64,308	$—
Premier Portfolio–Institutional Class	3,440,728	43,492,589	(45,189,468)	—	1,743,849	126,427	—
Subtotal	$3,440,728	$65,647,382	$(65,600,412)	$—	$3,487,698	$190,735	$—

Investments of Cash Collateral from Securities Lending Transactions:

Fund	Value 03/31/06	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 09/30/06	Dividend Income*	Realized Gain (Loss)
Premier Portfolio–Institutional Class	$14,506,448	$21,766,953	$(23,499,684)	$—	$12,773,717	$55,617	$—
Total Investments in Affiliates	$17,947,176	$87,414,335	$(89,100,096)	$—	$16,261,415	$246,352	$—

*  Net of compensation to counterparties.

NOTE 4—Expense Offset Arrangement

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $7,402.

NOTE 5—Trustees' and Officer's Fees and Benefits

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended September 30, 2006, the Fund paid legal fees of $1,685 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

F-8

AIM Utilities Fund

NOTE 6—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

During the six months ended September 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 7—Portfolio Securities Loaned

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

At September 30, 2006, securities with an aggregate value of $12,049,161 were on loan to brokers. The loans were secured by cash collateral of $12,773,717 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended September 30, 2006, the Fund received dividends on cash collateral investments of $55,617 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of March 31, 2006 to utilizing $56,933,583 of capital loss carryforward in the fiscal year ended March 31, 2007.

The Fund had a capital loss carryforward as of March 31, 2006 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2010	$46,592,205
March 31, 2011	23,729,348
March 31, 2013	303,708
Total capital loss carryforward	$70,625,261

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains (losses) as of November 24, 2003, the date of the reorganization of AIM Global Utilities Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

F-9

AIM Utilities Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2006 was $65,217,794 and $47,747,474, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$79,751,326
Aggregate unrealized (depreciation) of investment securities	(1,587,325)
Net unrealized appreciation of investment securities	$78,164,001

Cost of investments for tax purposes is $254,074,826.

NOTE 10—Share Information

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or the about month-end which is at least eight years after the date of purchase.

Changes in Shares Outstanding

	Six months ended September 30, 2006(a)		Year ended March 31, 2006
	Shares	Amount	Shares	Amount
Sold:
Class A	2,904,830	$42,944,700	4,467,715	$60,682,158
Class B	546,078	8,151,305	1,328,228	17,798,142
Class C	307,318	4,614,767	753,200	10,129,701
Investor Class	573,008	8,637,098	1,922,756	26,204,938
Institutional Class(b)	74,690	1,096,295	52,882	739,049
Issued as reinvestment of dividends:
Class A	122,687	1,776,896	191,385	2,654,174
Class B	22,599	326,820	36,537	507,108
Class C	6,228	90,958	9,371	130,997
Investor Class	69,464	1,014,297	126,615	1,767,848
Institutional Class(b)	1,349	19,667	290	4,096
Automatic conversion of Class B shares to Class A shares:
Class A	177,953	2,609,284	295,266	3,977,446
Class B	(177,442)	(2,609,284)	(294,511)	(3,977,446)
Reacquired:
Class A	(1,808,630)	(26,767,786)	(4,428,535)	(60,223,504)
Class B	(563,065)	(8,307,886)	(937,188)	(12,703,997)
Class C	(235,436)	(3,437,003)	(522,221)	(7,176,811)
Investor Class	(771,378)	(11,220,939)	(2,440,722)	(33,384,940)
Institutional Class(b)	(8,837)	(130,375)	(1,533)	(21,549)
	1,241,416	$18,808,814	559,535	$7,107,410

(a)  There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 12% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)  Institutional Class shares commenced on October 25, 2005.

F-10

AIM Utilities Fund

NOTE 11—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30,		Year ended March 31,
	2006		2006	2005	2004	2003(a)
Net asset value, beginning of period	$13.92		$12.28	$10.10	$8.13	$10.66
Income from investment operations:
Net investment income	0.18		0.28	0.30 (b)	0.22 (b)	0.16
Net gains (losses) on securities (both realized and unrealized)	1.41		1.65	2.18	1.98	(2.40)
Total from investment operations	1.59		1.93	2.48	2.20	(2.24)
Less distributions from net investment income	(0.18)		(0.29)	(0.30)	(0.23)	(0.29)
Net asset value, end of period	$15.33		$13.92	$12.28	$10.10	$8.13
Total return(c)	11.54%		15.74%	24.95%	27.33%	(21.05)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$170,942		$135,835	$113,325	$101,899	$450
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.30	%(d)	1.30%	1.40%	1.40%	1.41%
Without fee waivers and/or expense reimbursements	1.46	%(d)	1.46%	1.46%	1.77%	1.74%
Ratio of net investment income to average net assets	2.54	%(d)	2.06%	2.76%	2.27%	2.79%
Portfolio turnover rate(e)	16%		37%	33%	101%	64%

(a)  Class commenced sales on March 28, 2002.

(b)  Calculated using average shares outstanding.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $152,547,314.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

F-11

AIM Utilities Fund

NOTE 12—Financial Highlights—(continued)

	Class B
	Six months ended September 30,		Year ended March 31,
	2006		2006	2005	2004	2003(a)
Net asset value, beginning of period	$13.97		$12.32	$10.13	$8.15	$10.66
Income from investment operations:
Net investment income	0.13		0.18	0.23 (b)	0.16 (b)	0.13
Net gains (losses) on securities (both realized and unrealized)	1.41		1.66	2.19	1.98	(2.43)
Total from investment operations	1.54		1.84	2.42	2.14	(2.30)
Less distributions from net investment income	(0.13)		(0.19)	(0.23)	(0.16)	(0.21)
Net asset value, end of period	$15.38		$13.97	$12.32	$10.13	$8.15
Total return(c)	11.08%		14.92%	24.17%	26.47%	(21.67)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$43,470		$41,888	$35,303	$34,606	$193
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	2.05	%(d)	2.05%	2.05%	2.05%	2.14%
Without fee waivers and/or expense reimbursements	2.21	%(d)	2.21%	2.21%	2.79%	2.69%
Ratio of net investment income to average net assets	1.79	%(d)	1.31%	2.11%	1.62%	1.84%
Portfolio turnover rate(e)	16%		37%	33%	101%	64%

(a)  Class commenced sales on March 28, 2002.

(b)  Calculated using average shares outstanding.

(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(d)  Ratios are annualized and based on average daily net assets of $42,354,904.

(e)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

	Class C
	Six months ended September 30,		Year ended March 31,
	2006		2006	2005	2004	2003	2002
Net asset value, beginning of period	$14.08		$12.41	$10.21	$8.22	$10.63	$16.08
Income from investment operations:
Net investment income	0.13		0.18	0.23 (a)	0.16 (a)	0.15	0.03
Net gains (losses) on securities (both realized and unrealized)	1.41		1.68	2.20	1.98	(2.47)	(5.48)
Total from investment operations	1.54		1.86	2.43	2.14	(2.32)	(5.45)
Less distributions from net investment income	(0.13)		(0.19)	(0.23)	(0.15)	(0.09)	(0.00)
Net asset value, end of period	$15.49		$14.08	$12.41	$10.21	$8.22	$10.63
Total return(b)	10.99%		14.98%	24.08%	26.17%	(21.85)%	(33.87)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$13,548		$11,208	$6,900	$6,437	$667	$1,799
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	2.05	%(c)	2.05%	2.05%	2.05%	2.05%	2.04%
Without fee waivers and/or expense reimbursements	2.21	%(c)	2.21%	2.21%	3.14%	3.70%	2.45%
Ratio of net investment income to average net assets	1.79	%(c)	1.31%	2.11%	1.62%	1.75%	0.32%
Portfolio turnover rate(d)	16%		37%	33%	101%	64%	56%

(a)  Calculated using average shares outstanding.

(b)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(c)  Ratios are annualized and based on average daily net assets of $11,566,414.

(d)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

F-12

AIM Utilities Fund

NOTE 12—Financial Highlights—(continued)

	Investor Class
	Six months ended September 30,		Year ended March 31,
	2006		2006	2005	2004	2003	2002
Net asset value, beginning of period	$14.04		$12.38	$10.18	$8.19	$10.66	$16.20
Income from investment operations:
Net investment income	0.19		0.28	0.31 (a)	0.22 (a)	0.23	0.15
Net gains (losses) on securities (both realized and unrealized)	1.41		1.67	2.21	2.01	(2.46)	(5.54)
Total from investment operations	1.60		1.95	2.52	2.23	(2.23)	(5.39)
Less distributions from net investment income	(0.19)		(0.29)	(0.32)	(0.24)	(0.24)	(0.15)
Net asset value, end of period	$15.45		$14.04	$12.38	$10.18	$8.19	$10.66
Total return(b)	11.45%		15.79%	25.08%	27.50%	(20.99)%	(33.34)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$91,250		$84,701	$79,536	$69,065	$72,749	$124,578
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.30	%(c)	1.30%	1.30%	1.30%	1.30%	1.30%
Without fee waivers and/or expense reimbursements	1.46	%(c)	1.46%	1.46%	2.01%	1.90%	1.57%
Ratio of net investment income to average net assets	2.54	%(c)	2.06%	2.86%	2.37%	2.63%	1.09%
Portfolio turnover rate(d)	16%		37%	33%	101%	64%	56%

(a)  Calculated using average shares outstanding.

(b)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.

(c)  Ratios are annualized and based on average daily net assets of $85,611,938.

(d)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

	Institutional Class
	Six months ended September 30, 2006		October 25, 2005 (Date sales commenced) to March 31, 2006
Net asset value, beginning of period	$13.92		$13.48
Income from investment operations:
Net investment income	0.19		0.13
Net gains on securities (both realized and unrealized)	1.42		0.46
Total from investment operations	1.61		0.59
Less distributions from net investment income	(0.21)		(0.15)
Net asset value, end of period	$15.32		$13.92
Total return(a)	11.65%		4.34%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$1,821		$719
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	0.97	%(b)	0.92	%(c)
Without fee waivers and/or expense reimbursements	0.97	%(b)	1.05	%(c)
Ratio of net investment income to average net assets	2.87	%(b)	2.44	%(c)
Portfolio turnover rate(d)	16%		37%

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.

(b)  Ratios are annualized and based on average daily net assets of $1,226,418.

(c)  Annualized.

(d)  Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

F-13

AIM Utilities Fund

Note 13—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds;

•  that certain AIM Funds inadequately employed fair value pricing;

•  that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

•  that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices,

F-14

AIM Utilities Fund

NOTE 13—Legal Proceedings—(continued)

including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

F-15

AIM Utilities Fund

Trustees and Officers

Board of Trustees

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Chair

Albert R. Dowden

Jack M. Fields

Carl Frischling

Robert H. Graham

Vice Chair

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Larry Soll

Raymond Stickel Jr.

Philip A. Taylor

Officers

Philip A. Taylor

President and Principal
Executive Officer

Todd L. Spillane

Chief Compliance Officer

Russell C. Burk

Senior Vice President and Senior Officer

John M. Zerr

Senior Vice President, Secretary and Chief Legal Officer

Sidney M. Dilgren

Vice President, Treasurer and
Principal Financial Officer

Lisa O. Brinkley

Vice President

Kevin M. Carome

Vice President

J. Philip Ferguson

Vice President

Karen Dunn Kelley

Vice President

Office of the Fund

11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Investment Advisor

A I M Advisors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Transfer Agent

AIM Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110-2801

Counsel to the Fund

Ballard Spahr
Andrews & Ingersoll, LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

Counsel to the Independent Trustees

Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Distributor

A I M Distributors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

F-16

Domestic Equity

AIM Basic Balanced Fund*

AIM Basic Value Fund

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Diversified Dividend Fund

AIM Dynamics Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM S&P 500 Index Fund

AIM Select Equity Fund

AIM Small Cap Equity Fund

AIM Small Cap Growth Fund(1)

AIM Structured Core Fund

AIM Structured Growth Fund

AIM Structured Value Fund

AIM Summit Fund

AIM Trimark Endeavor Fund

AIM Trimark Small Companies Fund

*Domestic equity and income fund

International/Global Equity

AIM Asia Pacific Growth Fund

AIM China Fund

AIM Developing Markets Fund

AIM European Growth Fund

AIM European Small Company Fund(1)

AIM Global Aggressive Growth Fund

AIM Global Equity Fund

AIM Global Growth Fund

AIM Global Value Fund

AIM Japan Fund

AIM International Core Equity Fund

AIM International Growth Fund

AIM International Small Company Fund(1)

AIM Trimark Fund

Sector Equity

AIM Advantage Health Sciences Fund

AIM Energy Fund

AIM Financial Services Fund

AIM Global Health Care Fund

AIM Global Real Estate Fund

AIM Gold & Precious Metals Fund

AIM Leisure Fund

AIM Multi-Sector Fund

AIM Real Estate Fund(1)

AIM Technology Fund

AIM Utilities Fund

Fixed Income

TAXABLE

AIM Enhanced Short Bond Fund

AIM Floating Rate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM International Bond Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Short Term Bond Fund

AIM Total Return Bond Fund

Premier Portfolio

Premier U.S. Government Money Portfolio

TAX-FREE

AIM High Income Municipal Fund(1)

AIM Municipal Bond Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

Premier Tax-Exempt Portfolio

Allocation Solutions

AIM Conservative Allocation Fund

AIM Growth Allocation Fund

AIM Moderate Allocation Fund

AIM Moderate Growth Allocation Fund

AIM Moderately Conservative Allocation Fund

Diversified Portfolios

AIM Income Allocation Fund

AIM International Allocation Fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

If used after January 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world’s largest independent financial services companies with $441 billion in assets under management. Data as of September 30, 2006.

Consider the investment objectives, risks, and charges and expenses carefully. For this and other information about AIM Funds, obtain a prospectus from your financial advisor and read it carefully before investing.

AIMinvestments.com	I-UTI-SAR-1	A I M Distributors, Inc.

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ITEM 2.                                    CODE OF ETHICS.

The Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report was amended in September, 2006, to (i) remove individuals listed in Exhibit A and any references to Exhibit A thus allowing for future flexibility and (ii) remove ambiguities found in the second paragraph of Section III. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.                                    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.                                    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.                                    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                                    SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.                                    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                                    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                                    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                              SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.                              CONTROLS AND PROCEDURES.

(a)                                                                                  As of September 15, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 15, 2006, the Registrant’s disclosure controls and procedures were reasonably designed to ensure:  (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and  (2)  that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)                                                                                 There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.                              EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AIM Sector Funds

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	December 8, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	December 8, 2006

By:	/s/ Sidney M. Dilgren
Sidney M. Dilgren
Principal Financial Officer

Date:	December 8, 2006

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.